ABOUT THIS REPORT

This report is a presentation of the National Security Variable Account N. Please note the variable account may offer more than one variable product. Some products may have different underlying mutual funds from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in National Security Variable Account N.

This Annual Report has four major sections:

Statements of Assets and Contract Owners’ Equity

These statements list all the underlying funds of the variable account, the number of shares owned, cost of shares, investments at fair value, contracts in accumulation period, annuity reserves for contracts in payment period and total contract owners’ equity. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners transfer among the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed.

Statements of Operations

The Statements of Operations show income and expenses to the variable account from investment activity for reinvested dividends and risk and administrative expenses. Risk and administrative expenses are assessed through the daily unit value calculation and represent an expense to the variable account and its contract owners. These statements also show reinvested capital gains, the realized gain (loss) resulting from units being sold, and unrealized gain (loss).

Statements of Changes in Contract Owners’ Equity

The Statements of Changes in Contract Owners’ Equity include the increase or decrease in contract owners’ equity from operations for income and expenses shown on the statements of operations. In addition, the equity transactions section of this statement illustrates contract purchase payments, extra credit fund deposits, transfers to and from fixed dollar contracts and other subaccounts, withdrawals and surrenders, surrender charges, annual contract charges, and annuity and death benefit payments. The sum of these two sections represents the net change in contract owners’ equity which, when added to the beginning contracts owners’ equity, equals contract owners’ equity at the end of the reporting period. The change in units section illustrates the number of units purchased and redeemed for each subaccount during the period reported.

Notes to Financial Statements

The Notes to Financial Statements provide further disclosures about the variable account and its underlying contract provisions.

The following includes fund trust abbreviations that occur throughout this report:

Fund Trust Abbreviations -

ONFI - Ohio National Fund, Inc.

FIDS - Fidelity® Variable Insurance Products Fund - Service Class

FID2 - Fidelity® Variable Insurance Products Fund - Service Class 2

JASS - Janus Aspen Series - Service Shares

LEGI - Legg Mason Partners Variable Equity Trust - Class I

LEG2 - Legg Mason Partners Variable Income Trust - Class II

WFVT - Wells Fargo Variable Trust

MSV2 - Morgan Stanley Variable Insurance Fund, Inc. - Class II

GSVI - Goldman Sachs Variable Insurance Trust - Institutional Shares

GSVS - Goldman Sachs Variable Insurance Trust - Service Shares

LAZS - Lazard Retirement Series, Inc. - Service Shares

PRS2 - The Prudential Series Fund, Inc. - Class II

JPMI - J.P. Morgan Insurance Trust - Class I

ABVB - AB Variable Products Series Fund, Inc. - Class B

MFSI - MFS® Variable Insurance Trust - Service Class

MFS2 - MFS® Variable Insurance Trust II - Service Class

PVIA - PIMCO Variable Insurance Trust - Administrative Shares

BNYS - BNY Mellon Variable Investment Fund - Service Shares

ROYI - Royce Capital Fund - Investment Class

AIMI - AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

NBAS - Neuberger Berman Advisers Management Trust - S Class

FRT2 - Franklin Templeton Variable Insurance Products Trust - Class 2

FRT5 - Franklin Templeton Variable Insurance Products Trust - Class 5

FRT4 - Franklin Templeton Variable Insurance Products Trust - Class 4

FEDS - Federated Hermes Insurance Series

IVYV - Ivy Variable Insurance Portfolios

NLV2 - Northern Lights Variable Trust - Class 2

NLV3 - Northern Lights Variable Trust - Class 3

National Security Variable Account N

Statements of Assets and Contract Owners' Equity					December 31, 2020

			Assets	Contract owners' equity
	Shares	Cost	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners' equity
ONFI - ON Bond Subaccount	70,715	$1,117,702	$1,470,160	$1,470,160	$0	$1,470,160
ONFI - ON BlackRock Balanced Allocation Subaccount	482,198	15,932,602	18,998,614	18,989,770	8,844	18,998,614
ONFI - ON BlackRock Advantage International Equity Subaccount (a)	173,854	2,125,543	2,863,381	2,863,381	0	2,863,381
ONFI - ON Janus Henderson Forty Subaccount	26,657	402,724	936,473	936,473	0	936,473
ONFI - ON Janus Henderson Venture Subaccount	70,623	1,840,672	3,144,121	3,137,566	6,555	3,144,121
ONFI - ON Janus Henderson Enterprise Subaccount	8,502	173,539	484,438	484,438	0	484,438
ONFI - ON S&P 500® Index Subaccount	295,424	7,332,365	11,438,799	11,428,813	9,986	11,438,799
ONFI - ON BlackRock Advantage Large Cap Value Subaccount	380,889	5,352,935	7,286,412	7,275,419	10,993	7,286,412
ONFI - ON Federated High Income Bond Subaccount	224,534	3,571,394	4,861,165	4,857,017	4,148	4,861,165
ONFI - ON Nasdaq-100® Index Subaccount	147,248	2,074,852	4,134,731	4,134,731	0	4,134,731
ONFI - ON BlackRock Advantage Large Cap Core Subaccount	344,567	9,018,521	13,320,976	13,302,034	18,942	13,320,976
ONFI - ON BlackRock Advantage Small Cap Growth Subaccount	125,287	3,003,313	5,223,200	5,213,308	9,892	5,223,200
ONFI - ON S&P MidCap 400® Index Subaccount	47,969	665,982	1,040,930	1,040,930	0	1,040,930
ONFI - ON BlackRock Advantage Large Cap Growth Subaccount	59,657	906,053	2,169,142	2,164,994	4,148	2,169,142
ONFI - ON Risk Managed Balanced Subaccount	449,807	5,441,343	7,930,097	7,930,097	0	7,930,097
ONFI - ON Moderately Conservative Model Subaccount	197,753	2,444,125	2,505,537	2,505,537	0	2,505,537
ONFI - ON Balanced Model Subaccount	139,244	1,480,522	1,818,530	1,818,530	0	1,818,530
ONFI - ON Moderate Growth Model Subaccount	194,464	2,181,044	2,617,479	2,617,479	0	2,617,479
ONFI - ON Growth Model Subaccount	63,824	732,243	904,391	904,391	0	904,391
FIDS - VIP Government Money Market Subaccount	1,709,728	1,709,728	1,709,728	1,708,901	827	1,709,728
FID2 - VIP Mid Cap Subaccount	174,863	5,328,080	6,520,650	6,516,262	4,388	6,520,650
FID2 - VIP Contrafund® Subaccount	117,862	3,433,448	5,507,684	5,507,146	538	5,507,684
FID2 - VIP Growth Subaccount	9,751	683,965	980,767	980,767	0	980,767
FID2 - VIP Equity-Income Subaccount	61,652	1,296,635	1,429,100	1,429,100	0	1,429,100
FID2 - VIP Real Estate Subaccount	132,037	2,237,031	2,259,159	2,257,221	1,938	2,259,159
FID2 - VIP Target Volatility Subaccount	590,590	6,745,072	7,689,486	7,689,486	0	7,689,486
JASS - Janus Henderson Research Subaccount	8,484	279,273	405,364	405,364	0	405,364
JASS - Janus Henderson Global Research Subaccount	2,946	121,986	182,680	182,680	0	182,680
JASS - Janus Henderson Balanced Subaccount	128,095	4,794,766	5,905,164	5,905,164	0	5,905,164
JASS - Janus Henderson Overseas Subaccount	76,110	2,582,303	2,784,100	2,784,100	0	2,784,100
JASS - Janus Henderson U.S. Low Volatility Subaccount	1,263,855	18,856,111	23,128,547	23,128,547	0	23,128,547
JASS - Janus Henderson Flexible Bond Subaccount	16,678	215,506	233,157	233,157	0	233,157
LEGI - ClearBridge Variable Dividend Strategy Subaccount	31,858	577,231	704,071	704,071	0	704,071
LEGI - ClearBridge Variable Large Cap Value Subaccount	15,035	299,594	298,293	298,293	0	298,293
LEGI - QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	3,183,011	39,708,692	39,182,859	39,182,859	0	39,182,859
LEG2 - Western Asset Core Plus VIT Subaccount	1,409,592	8,352,130	8,781,756	8,778,679	3,077	8,781,756
WFVT - Opportunity Subaccount	993	21,319	29,428	29,428	0	29,428
MSV2 - VIF Core Plus Fixed Income Subaccount	95,668	1,045,924	1,117,400	1,117,400	0	1,117,400
MSV2 - VIF U.S. Real Estate Subaccount	62,993	1,006,218	1,072,770	1,072,770	0	1,072,770
MSV2 - VIF Growth Subaccount	44,182	1,394,672	2,875,377	2,875,377	0	2,875,377
GSVI - Large Cap Value Subaccount	281,957	2,776,816	2,613,746	2,608,170	5,576	2,613,746
GSVI - U.S. Equity Insights Subaccount	29,158	437,131	585,502	585,502	0	585,502
GSVI - Strategic Growth Subaccount	28,283	355,458	436,407	436,407	0	436,407
GSVS - Large Cap Value Subaccount	582,506	5,483,235	5,399,829	5,399,829	0	5,399,829
GSVS - U.S. Equity Insights Subaccount	15,639	281,105	316,057	316,057	0	316,057
GSVS - Strategic Growth Subaccount	63,865	850,348	984,153	984,153	0	984,153
GSVS - Global Trends Allocation Subaccount	542,930	6,271,538	6,835,491	6,835,491	0	6,835,491
LAZS - Emerging Markets Equity Subaccount	305,957	5,918,483	6,464,879	6,459,807	5,072	6,464,879
LAZS - U.S. Small-Mid Cap Equity Subaccount	53,501	851,910	870,462	870,462	0	870,462
LAZS - International Equity Subaccount	1,016,702	10,646,101	10,797,380	10,782,907	14,473	10,797,380
LAZS - Global Dynamic Multi-Asset Subaccount	729,592	8,946,284	9,871,377	9,871,377	0	9,871,377
PRS2 - Jennison 20/20 Focus Subaccount	31,748	549,821	1,497,545	1,497,545	0	1,497,545
PRS2 - Jennison Subaccount	5,573	231,252	675,716	675,716	0	675,716
JPMI - Small Cap Core Subaccount	32,890	688,012	792,989	792,989	0	792,989
JPMI - Mid Cap Value Subaccount	233,296	2,009,241	2,540,591	2,540,591	0	2,540,591
ABVB - VPS Growth & Income Subaccount	15,628	460,132	444,305	444,305	0	444,305
ABVB - VPS Small Cap Growth Subaccount	9,305	163,912	235,964	235,964	0	235,964
ABVB - VPS Dynamic Asset Allocation Subaccount	445,681	5,260,033	6,150,393	6,150,393	0	6,150,393
ABVB - VPS Global Risk Allocation-Moderate Subaccount	193,779	1,954,998	2,119,938	2,119,938	0	2,119,938
MFSI - New Discovery Subaccount	36,511	609,107	862,019	861,428	591	862,019
MFSI - Mid Cap Growth Subaccount	63,689	547,240	734,338	734,338	0	734,338
MFSI - Total Return Subaccount	84,677	1,937,935	2,159,254	2,159,254	0	2,159,254
MFS2 - Massachusetts Investors Growth Stock Subaccount	2,966	56,255	73,165	73,165	0	73,165
PVIA - Real Return Subaccount	622,643	8,075,173	8,667,195	8,662,801	4,394	8,667,195
PVIA - Total Return Subaccount	1,086,642	12,041,695	12,594,178	12,591,751	2,427	12,594,178
PVIA - Global Bond Opportunities Subaccount	61,371	754,630	748,107	748,107	0	748,107
PVIA - CommodityRealReturn® Strategy Subaccount	206,239	1,701,929	1,247,749	1,247,749	0	1,247,749
PVIA - Global Diversified Allocation Subaccount	2,347,808	23,979,222	24,933,722	24,933,722	0	24,933,722
PVIA - Short-Term Subaccount	89,933	930,146	937,104	937,104	0	937,104
PVIA - Low Duration Subaccount	208,030	2,133,887	2,159,352	2,158,257	1,095	2,159,352
BNYS - Appreciation Subaccount	15,389	599,342	717,105	717,105	0	717,105
ROYI - Small-Cap Subaccount	387,676	3,379,688	2,872,678	2,872,678	0	2,872,678
ROYI - Micro-Cap Subaccount	80,403	827,637	957,597	957,597	0	957,597
AIMI - Invesco V.I. International Growth Series II Subaccount	34,613	1,207,207	1,449,609	1,449,609	0	1,449,609
AIMI - Invesco V.I. Balanced-Risk Allocation Series II Subaccount	934,005	10,292,268	9,610,912	9,610,912	0	9,610,912
NBAS - AMT Mid Cap Intrinsic Value Subaccount	44,530	715,377	802,435	802,435	0	802,435
FRT2 - Franklin Income VIP Subaccount	44,423	673,070	668,128	668,128	0	668,128
FRT2 - Franklin Flex Cap Growth VIP Subaccount	10,587	87,467	115,613	115,613	0	115,613
FRT2 - Templeton Foreign VIP Subaccount	117,728	1,553,096	1,563,430	1,552,622	10,808	1,563,430
FRT5 - Franklin VolSmart Allocation VIP Subaccount	221,550	2,434,443	3,216,910	3,216,910	0	3,216,910

National Security Variable Account N

Statements of Assets and Contract Owners' Equity					December 31, 2020

			Assets	Contract owners' equity
	Shares	Cost	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners' equity
FRT4 - Franklin Income VIP Subaccount	105,745	1,627,447	1,633,762	1,633,762	0	1,633,762
FRT4 - Franklin Flex Cap Growth VIP Subaccount	123,472	991,024	1,284,111	1,284,111	0	1,284,111
FRT4 - Templeton Foreign VIP Subaccount	675,182	8,999,649	9,141,968	9,141,736	232	9,141,968
FRT4 - Franklin Allocation VIP Subaccount	125,175	806,593	703,483	703,483	0	703,483
FEDS - Kaufmann Fund II Service Shares Subaccount (b)	41,288	678,469	976,462	976,462	0	976,462
FEDS - Managed Volatility Fund II Primary Shares Subaccount (b)	984,487	10,066,914	10,917,966	10,917,966	0	10,917,966
FEDS - Managed Volatility Fund II Service Shares Subaccount (b)	261,748	2,743,547	2,902,784	2,902,784	0	2,902,784
IVYV - VIP Asset Strategy Subaccount	307,494	2,954,299	3,210,975	3,210,975	0	3,210,975
IVYV - VIP Natural Resources Subaccount	78,242	353,832	258,230	258,164	66	258,230
IVYV - VIP Science and Technology Subaccount	21,435	561,647	768,915	768,915	0	768,915
NLV2 - TOPS® Managed Risk Balanced ETF Subaccount	478,445	5,375,579	5,645,647	5,645,647	0	5,645,647
NLV2 - TOPS® Managed Risk Moderate Growth ETF Subaccount	987,570	11,371,416	12,097,738	12,097,738	0	12,097,738
NLV2 - TOPS® Managed Risk Growth ETF Subaccount	405,981	4,528,461	4,774,341	4,774,341	0	4,774,341
NLV3 - TOPS® Managed Risk Balanced ETF Subaccount	54,333	616,003	643,840	643,840	0	643,840
NLV3 - TOPS® Managed Risk Moderate Growth ETF Subaccount	84,474	965,613	1,031,429	1,031,429	0	1,031,429
NLV3 - TOPS® Managed Risk Growth ETF Subaccount	37,122	410,422	434,701	434,701	0	434,701

(a)	Name changes effective on May 1, 2020:

ON BlackRock Advantage International Equity Subaccount formerly known as ON International Equity Subaccount

(b)	Name change effective on April 28, 2020:

FEDS formerly known as Federated Insurance Series

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations						For the Period Ended December 31, 2020

	Investment activity:				Realized and unrealized gain (loss) on investments:
	Reinvested Dividends	Risk and administrative expense (note 2)	Net investment activity	Reinvested capital gains	Realized gain (loss)	Unrealized gain (loss)	Net gain (loss) on investments	Net increase (decrease) in contract owners' equity from operations
ONFI - ON Bond Subaccount	$9,247	(17,418)	(8,171)	0	39,354	66,886	106,240	$98,069
ONFI - ON BlackRock Balanced Allocation Subaccount	33,831	(239,035)	(205,204)	86,186	162,842	2,278,900	2,441,742	2,322,724
ONFI - ON BlackRock Advantage International Equity Subaccount	15,463	(33,535)	(18,072)	0	59,070	180,308	239,378	221,306
ONFI - ON Foreign Subaccount (note 4)	3,798	(1,588)	2,210	0	(16,167)	(37,412)	(53,579)	(51,369)
ONFI - ON Janus Henderson Forty Subaccount	0	(11,384)	(11,384)	19,406	64,624	192,948	257,572	265,594
ONFI - ON Janus Henderson Venture Subaccount	3,389	(36,711)	(33,322)	51,629	262,992	587,184	850,176	868,483
ONFI - ON Janus Henderson Enterprise Subaccount	336	(5,601)	(5,265)	5,655	23,663	47,603	71,266	71,656
ONFI - ON S&P 500® Index Subaccount	40,070	(134,578)	(94,508)	110,671	477,353	1,114,213	1,591,566	1,607,729
ONFI - ON BlackRock Advantage Large Cap Value Subaccount	62,547	(87,541)	(24,994)	42,041	180,188	76,788	256,976	274,023
ONFI - ON Federated High Income Bond Subaccount	69,409	(59,298)	10,111	0	144,683	33,772	178,455	188,566
ONFI - ON Nasdaq-100® Index Subaccount	5,878	(46,688)	(40,810)	169,733	455,096	823,697	1,278,793	1,407,716
ONFI - ON BlackRock Advantage Large Cap Core Subaccount	23,212	(161,784)	(138,572)	0	451,687	1,516,131	1,967,818	1,829,246
ONFI - ON BlackRock Advantage Small Cap Growth Subaccount	0	(64,175)	(64,175)	57,979	551,049	980,958	1,532,007	1,525,811
ONFI - ON S&P MidCap 400® Index Subaccount	1,364	(12,260)	(10,896)	3,197	26,472	61,762	88,234	80,535
ONFI - ON BlackRock Advantage Large Cap Growth Subaccount	3,910	(27,285)	(23,375)	26,267	352,475	192,749	545,224	548,116
ONFI - ON Risk Managed Balanced Subaccount	20,992	(102,743)	(81,751)	173,376	407,595	880,982	1,288,577	1,380,202
ONFI - ON Conservative Model Subaccount (note 4)	17,823	(23,319)	(5,496)	3,138	229,391	(1,698)	227,693	225,335
ONFI - ON Moderately Conservative Model Subaccount	0	(6,207)	(6,207)	0	81,402	55,017	136,419	130,212
ONFI - ON Balanced Model Subaccount	0	(16,104)	(16,104)	0	11,566	197,765	209,331	193,227
ONFI - ON Moderate Growth Model Subaccount	0	(26,953)	(26,953)	0	3,207	311,108	314,315	287,362
ONFI - ON Growth Model Subaccount	0	(7,661)	(7,661)	0	1,207	162,061	163,268	155,607
FIDS - VIP Government Money Market Subaccount	6,507	(26,636)	(20,129)	0	383	0	383	(19,746)
FID2 - VIP Mid Cap Subaccount	23,691	(79,493)	(55,802)	0	(91,602)	1,090,956	999,354	943,552
FID2 - VIP Contrafund® Subaccount	4,917	(74,326)	(69,409)	32,626	558,857	831,281	1,390,138	1,353,355
FID2 - VIP Growth Subaccount	256	(8,205)	(7,949)	61,573	18,510	182,042	200,552	254,176
FID2 - VIP Equity-Income Subaccount	20,693	(15,647)	5,046	55,069	(30,960)	40,338	9,378	69,493
FID2 - VIP Real Estate Subaccount	40,632	(27,693)	12,939	90,210	(12,510)	(262,945)	(275,455)	(172,306)
FID2 - VIP Target Volatility Subaccount	93,207	(102,733)	(9,526)	183,835	49,151	286,994	336,145	510,454
JASS - Janus Henderson Research Subaccount	746	(5,544)	(4,798)	28,289	84,535	(76,153)	8,382	31,873
JASS - Janus Henderson Global Research Subaccount	793	(1,992)	(1,199)	7,176	4,620	17,290	21,910	27,887
JASS - Janus Henderson Balanced Subaccount	71,369	(65,469)	5,900	72,108	122,623	391,906	514,529	592,537
JASS - Janus Henderson Overseas Subaccount	28,994	(32,501)	(3,507)	0	(142,546)	434,179	291,633	288,126
JASS - Janus Henderson U.S. Low Volatility Subaccount	449,682	(333,892)	115,790	1,664,323	718,151	(2,044,947)	(1,326,796)	453,317
JASS - Janus Henderson Flexible Bond Subaccount	5,600	(3,156)	2,444	0	2,412	14,288	16,700	19,144
LEGI - ClearBridge Variable Dividend Strategy Subaccount	11,909	(9,622)	2,287	7,765	64,850	(35,099)	29,751	39,803
LEGI - ClearBridge Variable Large Cap Value Subaccount	3,804	(3,533)	271	31,594	(7,309)	(24,727)	(32,036)	(171)
LEGI - QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	751,486	(548,548)	202,938	0	(75,149)	(4,079,791)	(4,154,940)	(3,952,002)
LEG2 - Western Asset Core Plus VIT Subaccount	145,989	(103,765)	42,224	0	(25,677)	497,834	472,157	514,381
WFVT - Opportunity Subaccount	107	(340)	(233)	1,845	87	3,073	3,160	4,772
MSV2 - VIF Core Plus Fixed Income Subaccount	21,191	(12,848)	8,343	8,502	3,775	26,808	30,583	47,428
MSV2 - VIF U.S. Real Estate Subaccount	25,591	(13,570)	12,021	28,537	(2,838)	(213,245)	(216,083)	(175,525)
MSV2 - VIF Growth Subaccount	0	(23,381)	(23,381)	209,669	115,230	1,194,806	1,310,036	1,496,324
GSVI - Large Cap Value Subaccount	33,524	(31,590)	1,934	44,120	(61,610)	106,502	44,892	90,946
GSVI - U.S. Equity Insights Subaccount	4,478	(7,569)	(3,091)	22,499	18,132	43,449	61,581	80,989
GSVI - Strategic Growth Subaccount	332	(6,288)	(5,956)	32,534	28,355	97,718	126,073	152,651
GSVS - Large Cap Value Subaccount	57,705	(67,324)	(9,619)	92,087	(100,184)	208,485	108,301	190,769
GSVS - U.S. Equity Insights Subaccount	1,840	(3,854)	(2,014)	12,355	648	32,565	33,213	43,554
GSVS - Strategic Growth Subaccount	0	(8,933)	(8,933)	73,719	2,196	213,991	216,187	280,973
GSVS - Global Trends Allocation Subaccount	18,515	(93,126)	(74,611)	95,838	21,548	113,942	135,490	156,717
LAZS - Emerging Markets Equity Subaccount	154,281	(76,009)	78,272	0	(38,060)	(66,410)	(104,470)	(26,198)
LAZS - U.S. Small-Mid Cap Equity Subaccount (note 4)	1,423	(9,518)	(8,095)	54,381	(7,591)	14,565	6,974	53,260
LAZS - International Equity Subaccount	222,074	(131,612)	90,462	325,394	(237,525)	549,517	311,992	727,848
LAZS - Global Dynamic Multi-Asset Subaccount	60,701	(138,542)	(77,841)	105,404	68,427	(150,974)	(82,547)	(54,984)
PRS2 - Jennison 20/20 Focus Subaccount	0	(16,827)	(16,827)	0	89,852	278,588	368,440	351,613
PRS2 - Jennison Subaccount	0	(6,840)	(6,840)	0	46,492	189,372	235,864	229,024
JPMI - Small Cap Core Subaccount	6,820	(8,971)	(2,151)	44,916	(5,955)	60,624	54,669	97,434
JPMI - Mid Cap Value Subaccount	33,811	(31,051)	2,760	141,070	41,943	(175,030)	(133,087)	10,743
ABVB - VPS Growth & Income Subaccount	5,480	(5,965)	(485)	22,292	(4,565)	(5,645)	(10,210)	11,597
ABVB - VPS Small Cap Growth Subaccount	0	(2,468)	(2,468)	14,165	5,360	68,825	74,185	85,882
ABVB - VPS Dynamic Asset Allocation Subaccount	90,338	(84,709)	5,629	0	66,582	118,497	185,079	190,708
ABVB - VPS Global Risk Allocation-Moderate Subaccount	27,107	(30,374)	(3,267)	66,627	12,624	(57,484)	(44,860)	18,500
MFSI - New Discovery Subaccount	0	(8,425)	(8,425)	67,933	7,541	189,679	197,220	256,728

National Security Variable Account N

Statements of Operations						For the Period Ended December 31, 2020

	Investment activity:				Realized and unrealized gain (loss) on investments:
	Reinvested Dividends	Risk and administrative expense (note 2)	Net investment activity	Reinvested capital gains	Realized gain (loss)	Unrealized gain (loss)	Net gain (loss) on investments	Net increase (decrease) in contract owners' equity from operations
MFSI - Mid Cap Growth Subaccount	0	(6,925)	(6,925)	43,514	25,018	118,225	143,243	179,832
MFSI - Total Return Subaccount	43,129	(29,459)	13,670	56,164	13,088	72,929	86,017	155,851
MFS2 - Massachusetts Investors Growth Stock Subaccount	142	(839)	(697)	6,251	10,651	(8,769)	1,882	7,436
PVIA - Real Return Subaccount	114,729	(111,777)	2,952	0	27,172	741,906	769,078	772,030
PVIA - Total Return Subaccount	251,541	(159,721)	91,820	125,594	60,567	519,660	580,227	797,641
PVIA - Global Bond Opportunities Subaccount	18,209	(8,942)	9,267	0	(8,664)	60,797	52,133	61,400
PVIA - CommodityRealReturn® Strategy Subaccount	77,240	(17,549)	59,691	0	(139,190)	93,148	(46,042)	13,649
PVIA - Global Diversified Allocation Subaccount	773,100	(341,597)	431,503	1,713,531	40,785	(1,577,736)	(1,536,951)	608,083
PVIA - Short-Term Subaccount	9,563	(9,751)	(188)	0	84	7,212	7,296	7,108
PVIA - Low Duration Subaccount	23,966	(25,626)	(1,660)	0	(1,003)	33,167	32,164	30,504
BNYS - Appreciation Subaccount	3,892	(8,752)	(4,860)	61,483	10,486	73,995	84,481	141,104
ROYI - Small-Cap Subaccount	25,741	(33,442)	(7,701)	46,844	(426,158)	4,505	(421,653)	(382,510)
ROYI - Micro-Cap Subaccount	0	(10,679)	(10,679)	12,684	(95,717)	212,146	116,429	118,434
AIMI - Invesco V.I. International Growth Series II Subaccount	27,006	(16,344)	10,662	29,437	250	100,684	100,934	141,033
AIMI - Invesco V.I. Balanced-Risk Allocation Series II Subaccount	708,936	(128,189)	580,747	473,585	(164,117)	(174,320)	(338,437)	715,895
NBAS - AMT Mid Cap Intrinsic Value Subaccount	5,143	(10,883)	(5,740)	0	(32,129)	12,828	(19,301)	(25,041)
FRT2 - Franklin Income VIP Subaccount	36,409	(8,446)	27,963	516	(5,602)	(29,949)	(35,551)	(7,072)
FRT2 - Franklin Flex Cap Growth VIP Subaccount	0	(1,442)	(1,442)	6,309	2,351	30,402	32,753	37,620
FRT2 - Templeton Foreign VIP Subaccount	46,459	(16,577)	29,882	0	(42,667)	10,279	(32,388)	(2,506)
FRT5 - Franklin VolSmart Allocation VIP Subaccount	33,816	(41,054)	(7,238)	0	111,868	297,107	408,975	401,737
FRT4 - Franklin Income VIP Subaccount	94,491	(21,421)	73,070	1,361	(25,673)	(82,079)	(107,752)	(33,321)
FRT4 - Franklin Flex Cap Growth VIP Subaccount	0	(16,655)	(16,655)	81,839	27,637	343,346	370,983	436,167
FRT4 - Templeton Foreign VIP Subaccount	266,052	(110,377)	155,675	0	(127,985)	(59,993)	(187,978)	(32,303)
FRT4 - Franklin Allocation VIP Subaccount	8,666	(8,320)	346	166,988	(17,702)	(83,045)	(100,747)	66,587
FEDS - Kaufmann Fund II Service Shares Subaccount	0	(11,440)	(11,440)	87,101	22,385	114,013	136,398	212,059
FEDS - Managed Volatility Fund II Primary Shares Subaccount	266,445	(151,343)	115,102	0	23,550	(219,680)	(196,130)	(81,028)
FEDS - Managed Volatility Fund II Service Shares Subaccount	57,298	(39,404)	17,894	0	(256)	(38,728)	(38,984)	(21,090)
IVYV - VIP Asset Strategy Subaccount	59,126	(38,405)	20,721	49,874	(7,316)	295,133	287,817	358,412
IVYV - VIP Natural Resources Subaccount	5,009	(2,836)	2,173	0	(33,219)	(13,597)	(46,816)	(44,643)
IVYV - VIP Science and Technology Subaccount	0	(9,192)	(9,192)	82,111	60,168	80,129	140,297	213,216
NLV2 - TOPS® Managed Risk Balanced ETF Subaccount	120,963	(75,037)	45,926	74,280	(24,612)	103,082	78,470	198,676
NLV2 - TOPS® Managed Risk Moderate Growth ETF Subaccount	260,826	(161,913)	98,913	98,201	(9,706)	285,055	275,349	472,463
NLV2 - TOPS® Managed Risk Growth ETF Subaccount	96,466	(66,647)	29,819	0	(12,759)	138,569	125,810	155,629
NLV3 - TOPS® Managed Risk Balanced ETF Subaccount	13,178	(8,086)	5,092	8,485	(1,042)	12,557	11,515	25,092
NLV3 - TOPS® Managed Risk Moderate Growth ETF Subaccount	21,236	(11,877)	9,359	8,402	(649)	27,971	27,322	45,083
NLV3 - TOPS® Managed Risk Growth ETF Subaccount	8,437	(5,700)	2,737	0	(935)	19,812	18,877	21,614

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity		For the Periods Ended December 31, 2020 and 2019

	ONFI - ON Equity Subaccount (note 4)	ONFI - ON Bond Subaccount	ONFI - ON Bond Subaccount	ONFI - ON BlackRock Balanced Allocation Subaccount	ONFI - ON BlackRock Balanced Allocation Subaccount
	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(476)	$(8,171)	$12,103	$(205,204)	$22,682
Reinvested capital gains	891,325	0	0	86,186	778,534
Realized gain (loss)	915,143	39,354	41,196	162,842	36,135
Unrealized gain (loss)	(794,336)	66,886	114,110	2,278,900	736,120
Net increase (decrease) in contract owners' equity from operations	1,011,656	98,069	167,409	2,322,724	1,573,471
Equity transactions:
Contract purchase payments (note 1)	787	0	0	22,670	1,087
Extra credit fund deposit (note 1)	0	0	0	0	0
Transfers (to) and from other subaccounts	(7,270,096)	32,431	127,656	(1,106,977)	18,025,179
Transfers (to) and from fixed dollar contract	(17,792)	155	(40,290)	(7,342)	(22,698)
Withdrawals and surrenders	(246,848)	(7,957)	(20,902)	(547,780)	(444,538)
Surrender charges (note 2)	(483)	(61)	(30)	(1,387)	(364)
Annual contract charges (note 2)	(44,712)	(11,490)	(11,283)	(193,355)	(67,698)
Annuity and death benefit payments	(149,853)	(31,481)	(33,993)	(534,785)	(151,097)
Net equity transactions	(7,728,997)	(18,403)	21,158	(2,368,956)	17,339,871
Net change in contract owners' equity	(6,717,341)	79,666	188,567	(46,232)	18,913,342
Contract owners' equity:
Beginning of period	6,717,341	1,390,494	1,201,927	19,044,846	131,504
End of period	$0	$1,470,160	$1,390,494	$18,998,614	$19,044,846

Change in units:
Beginning units	480,753	71,226	67,163	859,287	8,054
Units purchased	3,488	8,372	13,434	32,084	890,639
Units redeemed	(484,241)	(9,483)	(9,371)	(139,785)	(39,406)
Ending units	0	70,115	71,226	751,586	859,287

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity		For the Periods Ended December 31, 2020 and 2019
	ONFI - ON BlackRock Advantage International Equity Subaccount	ONFI - ON BlackRock Advantage International Equity Subaccount	ONFI - ON Capital Appreciation Subaccount (note 4)	ONFI - ON Foreign Subaccount (note 4)	ONFI - ON Foreign Subaccount (note 4)
	2020	2019	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(18,072)	$6,543	$(2,276)	$2,210	$1,033
Reinvested capital gains	0	0	33,977	0	0
Realized gain (loss)	59,070	74,182	556,618	(16,167)	1,271
Unrealized gain (loss)	180,308	335,866	(410,662)	(37,412)	24,454
Net increase (decrease) in contract owners' equity from operations	221,306	416,591	177,657	(51,369)	26,758
Equity transactions:
Contract purchase payments (note 1)	0	140	0	0	0
Extra credit fund deposit (note 1)	0	0	0	0	0
Transfers (to) and from other subaccounts	307,030	(59,376)	(2,441,323)	(284,729)	13,369
Transfers (to) and from fixed dollar contract	124	(66,838)	(8,876)	0	0
Withdrawals and surrenders	(1,197)	(66,737)	(43,554)	0	(5,172)
Surrender charges (note 2)	0	(11)	(24)	0	0
Annual contract charges (note 2)	(17,607)	(17,414)	(12,406)	(1,564)	(2,518)
Annuity and death benefit payments	(67,321)	(83,874)	(26,936)	(891)	(2,139)
Net equity transactions	221,029	(294,110)	(2,533,119)	(287,184)	3,540
Net change in contract owners' equity	442,335	122,481	(2,355,462)	(338,553)	30,298
Contract owners' equity:
Beginning of period	2,421,046	2,298,565	2,355,462	338,553	308,255
End of period	$2,863,381	$2,421,046	$0	$0	$338,553

Change in units:
Beginning units	197,387	223,004	72,941	17,297	17,122
Units purchased	47,986	5,605	1,249	448	689
Units redeemed	(24,143)	(31,222)	(74,190)	(17,745)	(514)
Ending units	221,230	197,387	0	0	17,297

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity			For the Periods Ended December 31, 2020 and 2019

	ONFI - ON Janus Henderson Forty Subaccount	ONFI - ON Janus Henderson Forty Subaccount	ONFI - ON Janus Henderson Venture Subaccount	ONFI - ON Janus Henderson Venture Subaccount	ONFI - ON Janus Henderson Enterprise Subaccount	ONFI - ON Janus Henderson Enterprise Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(11,384)	$(10,247)	$(33,322)	$(39,928)	$(5,265)	$(5,598)
Reinvested capital gains	19,406	58,275	51,629	433,598	5,655	21,078
Realized gain (loss)	64,624	62,571	262,992	238,778	23,663	18,022
Unrealized gain (loss)	192,948	81,744	587,184	91,312	47,603	85,601
Net increase (decrease) in contract owners' equity from operations	265,594	192,343	868,483	723,760	71,656	119,103
Equity transactions:
Contract purchase payments (note 1)	0	0	2,442	1,214	0	140
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(29,468)	77,017	(520,706)	(310,752)	(24,373)	(14,435)
Transfers (to) and from fixed dollar contract	0	0	(7,234)	1,887	0	0
Withdrawals and surrenders	(10,048)	(65,958)	(76,327)	(164,580)	(1,079)	(2,883)
Surrender charges (note 2)	0	(5)	(59)	(412)	0	0
Annual contract charges (note 2)	(7,238)	(6,994)	(24,980)	(25,468)	(3,834)	(3,650)
Annuity and death benefit payments	(17,533)	(13,413)	(60,934)	(49,521)	(2,284)	(2,238)
Net equity transactions	(64,287)	(9,353)	(687,798)	(547,632)	(31,570)	(23,066)
Net change in contract owners' equity	201,307	182,990	180,685	176,128	40,086	96,037
Contract owners' equity:
Beginning of period	735,166	552,176	2,963,436	2,787,308	444,352	348,315
End of period	$936,473	$735,166	$3,144,121	$2,963,436	$484,438	$444,352

Change in units:
Beginning units	32,130	32,657	131,283	153,193	12,342	13,039
Units purchased	2,684	4,787	9,806	4,625	149	32
Units redeemed	(4,217)	(5,314)	(34,996)	(26,535)	(1,049)	(729)
Ending units	30,597	32,130	106,093	131,283	11,442	12,342

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity			For the Periods Ended December 31, 2020 and 2019

	ONFI - ON S&P 500® Index Subaccount	ONFI - ON S&P 500® Index Subaccount	ONFI - ON BlackRock Advantage Large Cap Value Subaccount	ONFI - ON BlackRock Advantage Large Cap Value Subaccount	ONFI - ON Federated High Income Bond Subaccount	ONFI - ON Federated High Income Bond Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(94,508)	$(5,726)	$(24,994)	$113,674	$10,111	$130,775
Reinvested capital gains	110,671	900,165	42,041	71,486	0	0
Realized gain (loss)	477,353	537,215	180,188	344,025	144,683	262,031
Unrealized gain (loss)	1,114,213	1,270,718	76,788	625,755	33,772	248,621
Net increase (decrease) in contract owners' equity from operations	1,607,729	2,702,372	274,023	1,154,940	188,566	641,427
Equity transactions:
Contract purchase payments (note 1)	11,348	8,549	13,738	2,478	14,420	1,693
Extra credit fund deposit (note 1)	0	0	6	0	0	0
Transfers (to) and from other subaccounts	(465,357)	(505,982)	339,823	(101,726)	127,809	(122,821)
Transfers (to) and from fixed dollar contract	(151,509)	(24,372)	(20,609)	(34,377)	(11,150)	(39,505)
Withdrawals and surrenders	(244,606)	(484,839)	(174,649)	(347,751)	(89,327)	(297,357)
Surrender charges (note 2)	(220)	(1,946)	(125)	(507)	(135)	(747)
Annual contract charges (note 2)	(82,808)	(84,406)	(64,242)	(67,080)	(41,315)	(44,857)
Annuity and death benefit payments	(222,084)	(311,748)	(231,694)	(364,214)	(180,068)	(192,762)
Net equity transactions	(1,155,236)	(1,404,744)	(137,752)	(913,177)	(179,766)	(696,356)
Net change in contract owners' equity	452,493	1,297,628	136,271	241,763	8,800	(54,929)
Contract owners' equity:
Beginning of period	10,986,306	9,688,678	7,150,141	6,908,378	4,852,365	4,907,294
End of period	$11,438,799	$10,986,306	$7,286,412	$7,150,141	$4,861,165	$4,852,365

Change in units:
Beginning units	350,592	399,786	322,009	365,546	199,396	233,843
Units purchased	15,294	12,140	42,077	16,565	17,083	8,662
Units redeemed	(51,447)	(61,334)	(42,069)	(60,102)	(26,844)	(43,109)
Ending units	314,439	350,592	322,017	322,009	189,635	199,396

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity			For the Periods Ended December 31, 2020 and 2019

	ONFI - ON ClearBridge Small Cap Subaccount (note 4)	ONFI - ON Nasdaq-100® Index Subaccount	ONFI - ON Nasdaq-100® Index Subaccount	ONFI - ON BlackRock Advantage Large Cap Core Subaccount	ONFI - ON BlackRock Advantage Large Cap Core Subaccount
	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(20,719)	$(40,810)	$(25,934)	$(138,572)	$(24,932)
Reinvested capital gains	177,084	169,733	400,864	0	0
Realized gain (loss)	660,559	455,096	385,619	451,687	452,519
Unrealized gain (loss)	(471,388)	823,697	195,877	1,516,131	1,636,328
Net increase (decrease) in contract owners' equity from operations	345,536	1,407,716	956,426	1,829,246	2,063,915
Equity transactions:
Contract purchase payments (note 1)	995	0	6,650	28,132	1,669
Extra credit fund deposit (note 1)	0	0	0	4	0
Transfers (to) and from other subaccounts	(3,215,501)	67,480	(561,954)	(903,489)	8,475,261
Transfers (to) and from fixed dollar contract	(11,699)	(330,127)	(7,893)	(26,629)	(118,806)
Withdrawals and surrenders	(98,833)	(690)	(60,002)	(232,083)	(304,652)
Surrender charges (note 2)	(194)	(168)	(804)	(179)	(406)
Annual contract charges (note 2)	(21,922)	(23,547)	(17,716)	(113,105)	(59,742)
Annuity and death benefit payments	(54,442)	(76,256)	(55,348)	(345,441)	(266,922)
Net equity transactions	(3,401,596)	(363,308)	(697,067)	(1,592,790)	7,726,402
Net change in contract owners' equity	(3,056,060)	1,044,408	259,359	236,456	9,790,317
Contract owners' equity:
Beginning of period	3,056,060	3,090,323	2,830,964	13,084,520	3,294,203
End of period	$0	$4,134,731	$3,090,323	$13,320,976	$13,084,520

Change in units:
Beginning units	82,334	157,587	198,258	425,876	143,268
Units purchased	711	25,343	5,126	12,273	335,177
Units redeemed	(83,045)	(39,090)	(45,797)	(64,107)	(52,569)
Ending units	0	143,840	157,587	374,042	425,876

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity		For the Periods Ended December 31, 2020 and 2019

	ONFI - ON BlackRock Advantage Small Cap Growth Subaccount	ONFI - ON BlackRock Advantage Small Cap Growth Subaccount	ONFI - ON ICON Balanced Subaccount (note 4)	ONFI - ON S&P MidCap 400® Index Subaccount	ONFI - ON S&P MidCap 400® Index Subaccount
	2020	2019	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(64,175)	$(36,987)	$49,838	$(10,896)	$(5,975)
Reinvested capital gains	57,979	38,305	0	3,197	0
Realized gain (loss)	551,049	227,651	2,136,064	26,472	63,965
Unrealized gain (loss)	980,958	711,977	(476,245)	61,762	175,464
Net increase (decrease) in contract owners' equity from operations	1,525,811	940,946	1,709,657	80,535	233,454
Equity transactions:
Contract purchase payments (note 1)	11,678	949	787	0	200
Extra credit fund deposit (note 1)	4	0	0	0	0
Transfers (to) and from other subaccounts	(1,099,308)	2,753,862	(18,080,160)	(31,978)	93,244
Transfers (to) and from fixed dollar contract	(12,434)	(5,058)	(1,034,124)	(42,688)	1,248
Withdrawals and surrenders	(124,001)	(134,904)	(504,025)	(17,619)	(11,400)
Surrender charges (note 2)	(79)	(151)	(1,794)	0	0
Annual contract charges (note 2)	(46,051)	(25,337)	(123,651)	(16,284)	(17,784)
Annuity and death benefit payments	(150,821)	(102,263)	(217,760)	(46,410)	(225,844)
Net equity transactions	(1,421,012)	2,487,098	(19,960,727)	(154,979)	(160,336)
Net change in contract owners' equity	104,799	3,428,044	(18,251,070)	(74,444)	73,118
Contract owners' equity:
Beginning of period	5,118,401	1,690,357	18,251,070	1,115,374	1,042,256
End of period	$5,223,200	$5,118,401	$0	$1,040,930	$1,115,374

Change in units:
Beginning units	200,365	87,999	1,124,592	61,680	71,871
Units purchased	19,183	142,396	12,219	1,384	5,492
Units redeemed	(65,086)	(30,030)	(1,136,811)	(11,473)	(15,683)
Ending units	154,462	200,365	0	51,591	61,680

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity			For the Periods Ended December 31, 2020 and 2019

	ONFI - ON BlackRock Advantage Large Cap Growth Subaccount	ONFI - ON BlackRock Advantage Large Cap Growth Subaccount	ONFI - ON Risk Managed Balanced Subaccount	ONFI - ON Risk Managed Balanced Subaccount	ONFI - ON Conservative Model Subaccount (note 4)	ONFI - ON Conservative Model Subaccount (note 4)
	2020	2019	2020	2019	2020	2019(a)
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(23,375)	$(19,357)	$(81,751)	$(21,601)	$(5,496)	$5,892
Reinvested capital gains	26,267	67,396	173,376	549,249	3,138	3,798
Realized gain (loss)	352,475	249,314	407,595	344,342	229,391	78
Unrealized gain (loss)	192,749	380,327	880,982	634,409	(1,698)	1,698
Net increase (decrease) in contract owners' equity from operations	548,116	677,680	1,380,202	1,506,399	225,335	11,466
Equity transactions:
Contract purchase payments (note 1)	287	730	0	280	0	0
Extra credit fund deposit (note 1)	2	0	0	0	0	0
Transfers (to) and from other subaccounts	(393,744)	(289,984)	(400,144)	135,986	(584,975)	368,926
Transfers (to) and from fixed dollar contract	(8,957)	(1,085)	1,897	0	0	0
Withdrawals and surrenders	(62,169)	(125,066)	(443,160)	(230,015)	(2,496)	0
Surrender charges (note 2)	(46)	(194)	(1,252)	(1,147)	0	0
Annual contract charges (note 2)	(20,443)	(20,892)	(82,388)	(80,742)	(14,840)	(2,127)
Annuity and death benefit payments	(73,170)	(50,239)	(133,157)	(113,268)	(1,289)	0
Net equity transactions	(558,240)	(486,730)	(1,058,204)	(288,906)	(603,600)	366,799
Net change in contract owners' equity	(10,124)	190,950	321,998	1,217,493	(378,265)	378,265
Contract owners' equity:
Beginning of period	2,179,266	1,988,316	7,608,099	6,390,606	378,265	0
End of period	$2,169,142	$2,179,266	$7,930,097	$7,608,099	$0	$378,265

Change in units:
Beginning units	82,572	102,766	507,672	526,916	33,954	0
Units purchased	2,335	779	24,955	76,251	163,910	34,149
Units redeemed	(22,487)	(20,973)	(92,871)	(95,495)	(197,864)	(195)
Ending units	62,420	82,572	439,756	507,672	0	33,954

(s)	Subaccount was available for investment during the entire period ended December 31, 2019, but received no assets until later in that period.

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity			For the Periods Ended December 31, 2020 and 2019

	ONFI - ON Moderately Conservative Model Subaccount	ONFI - ON Moderately Conservative Model Subaccount	ONFI - ON Balanced Model Subaccount	ONFI - ON Balanced Model Subaccount	ONFI - ON Moderate Growth Model Subaccount	ONFI - ON Moderate Growth Model Subaccount
	2020	2019(b)	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(6,207)	$1,019	$(16,104)	$6,794	$(26,953)	$(5,570)
Reinvested capital gains	0	2,035	0	34,510	0	87,872
Realized gain (loss)	81,402	382	11,566	3,123	3,207	1,226
Unrealized gain (loss)	55,017	6,395	197,765	174,149	311,108	280,407
Net increase (decrease) in contract owners' equity from operations	130,212	9,831	193,227	218,576	287,362	363,935
Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	4,800	3,900
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	2,266,526	125,964	119,188	216,277	363,692	(3,632)
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0
Withdrawals and surrenders	0	(6,406)	0	0	(23,115)	0
Surrender charges (note 2)	0	0	0	0	0	0
Annual contract charges (note 2)	(2,880)	(97)	(16,693)	(15,304)	(15,886)	(15,131)
Annuity and death benefit payments	(17,613)	0	(16,591)	(14,554)	(1,957)	0
Net equity transactions	2,246,033	119,461	85,904	186,419	327,534	(14,863)
Net change in contract owners' equity	2,376,245	129,292	279,131	404,995	614,896	349,072
Contract owners' equity:
Beginning of period	129,292	0	1,539,399	1,134,404	2,002,583	1,653,511
End of period	$2,505,537	$129,292	$1,818,530	$1,539,399	$2,617,479	$2,002,583

Change in units:
Beginning units	11,384	0	133,140	115,971	169,368	170,771
Units purchased	221,388	11,977	13,871	20,051	28,024	355
Units redeemed	(31,347)	(593)	(7,067)	(2,882)	(3,991)	(1,758)
Ending units	201,425	11,384	139,944	133,140	193,401	169,368

(b)	Subaccount was available for investment during the entire period ended December 31, 2019, but received no assets until later in that period.

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity			For the Periods Ended December 31, 2020 and 2019

	ONFI - ON Growth Model Subaccount	ONFI - ON Growth Model Subaccount	FIDS - VIP Government Money Market Subaccount	FIDS - VIP Government Money Market Subaccount	FID2 - VIP Mid Cap Subaccount	FID2 - VIP Mid Cap Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(7,661)	$(868)	$(20,129)	$10,465	$(55,802)	$(44,575)
Reinvested capital gains	0	11,844	0	0	0	800,853
Realized gain (loss)	1,207	4,878	383	62	(91,602)	(48,903)
Unrealized gain (loss)	162,061	37,287	0	0	1,090,956	652,403
Net increase (decrease) in contract owners' equity from operations	155,607	53,141	(19,746)	10,527	943,552	1,359,778
Equity transactions:
Contract purchase payments (note 1)	0	0	24,475	0	6,422	1,754
Extra credit fund deposit (note 1)	0	0	0	0	5	0
Transfers (to) and from other subaccounts	453,257	67,396	3,158,561	3,469,179	(1,088,904)	(285,684)
Transfers (to) and from fixed dollar contract	0	0	2,776	(31,293)	(11,343)	(26,282)
Withdrawals and surrenders	0	0	(3,738,484)	(1,981,960)	(109,104)	(310,334)
Surrender charges (note 2)	0	0	(48)	(2,549)	(63)	(417)
Annual contract charges (note 2)	(6,901)	0	(15,840)	(9,531)	(55,310)	(60,805)
Annuity and death benefit payments	(30,400)	(15,291)	(23,933)	(999,754)	(179,276)	(201,272)
Net equity transactions	415,956	52,105	(592,493)	444,092	(1,437,573)	(883,040)
Net change in contract owners' equity	571,563	105,246	(612,239)	454,619	(494,021)	476,738
Contract owners' equity:
Beginning of period	332,828	227,582	2,321,967	1,867,348	7,014,671	6,537,933
End of period	$904,391	$332,828	$1,709,728	$2,321,967	$6,520,650	$7,014,671

Change in units:
Beginning units	27,743	23,655	202,410	167,751	188,866	215,133
Units purchased	39,108	15,098	319,733	372,945	20,912	8,213
Units redeemed	(3,161)	(11,010)	(364,213)	(338,286)	(56,643)	(34,480)
Ending units	63,690	27,743	157,930	202,410	153,135	188,866

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity			For the Periods Ended December 31, 2020 and 2019

	FID2 - VIP Contrafund® Subaccount	FID2 - VIP Contrafund® Subaccount	FID2 - VIP Growth Subaccount	FID2 - VIP Growth Subaccount	FID2 - VIP Equity-Income Subaccount	FID2 - VIP Equity-Income Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(69,409)	$(65,862)	$(7,949)	$(5,744)	$5,046	$7,193
Reinvested capital gains	32,626	682,107	61,573	32,241	55,069	74,281
Realized gain (loss)	558,857	110,270	18,510	4,641	(30,960)	3,442
Unrealized gain (loss)	831,281	761,847	182,042	112,355	40,338	175,733
Net increase (decrease) in contract owners' equity from operations	1,353,355	1,488,362	254,176	143,493	69,493	260,649
Equity transactions:
Contract purchase payments (note 1)	6,000	80	7,500	1,650	213,750	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(1,183,303)	(395,529)	159,868	(12,383)	(77,917)	91,235
Transfers (to) and from fixed dollar contract	(518,068)	624	2,442	4,718	156	624
Withdrawals and surrenders	(97,989)	(81,774)	(1,621)	(8,365)	(20,925)	(66,001)
Surrender charges (note 2)	(14)	(160)	0	0	0	(245)
Annual contract charges (note 2)	(38,807)	(40,452)	(3,297)	(2,524)	(10,401)	(9,873)
Annuity and death benefit payments	(103,633)	(119,856)	(8,545)	(7,434)	(35,301)	(54,643)
Net equity transactions	(1,935,814)	(637,067)	156,347	(24,338)	69,362	(38,903)
Net change in contract owners' equity	(582,459)	851,295	410,523	119,155	138,855	221,746
Contract owners' equity:
Beginning of period	6,090,143	5,238,848	570,244	451,089	1,290,245	1,068,499
End of period	$5,507,684	$6,090,143	$980,767	$570,244	$1,429,100	$1,290,245

Change in units:
Beginning units	199,023	222,173	22,230	23,365	50,093	51,999
Units purchased	3,639	3,263	8,765	397	13,836	6,613
Units redeemed	(61,845)	(26,413)	(3,383)	(1,532)	(10,961)	(8,519)
Ending units	140,817	199,023	27,612	22,230	52,968	50,093

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity			For the Periods Ended December 31, 2020 and 2019

	FID2 - VIP Real Estate Subaccount	FID2 - VIP Real Estate Subaccount	FID2 - VIP Target Volatility Subaccount	FID2 - VIP Target Volatility Subaccount	JASS - Janus Henderson Research Subaccount	JASS - Janus Henderson Research Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$12,939	$2,428	$(9,526)	$(52)	$(4,798)	$(8,524)
Reinvested capital gains	90,210	49,352	183,835	193,857	28,289	82,704
Realized gain (loss)	(12,510)	62,042	49,151	17,244	84,535	41,175
Unrealized gain (loss)	(262,945)	335,514	286,994	1,025,029	(76,153)	108,968
Net increase (decrease) in contract owners' equity from operations	(172,306)	449,336	510,454	1,236,078	31,873	224,323
Equity transactions:
Contract purchase payments (note 1)	4,211	595	0	280	0	0
Extra credit fund deposit (note 1)	2	0	0	0	0	0
Transfers (to) and from other subaccounts	257,890	(72,136)	(357,144)	(170,646)	(398,117)	(111,778)
Transfers (to) and from fixed dollar contract	(6,102)	(9,989)	0	1,108	0	0
Withdrawals and surrenders	(48,814)	(104,469)	(277,797)	(337,680)	(9,325)	(29,689)
Surrender charges (note 2)	(34)	(127)	(648)	(2,247)	0	(268)
Annual contract charges (note 2)	(19,587)	(21,596)	(94,622)	(95,070)	(2,894)	(5,786)
Annuity and death benefit payments	(72,665)	(87,575)	(275,086)	(114,324)	(7,890)	(10,387)
Net equity transactions	114,901	(295,297)	(1,005,297)	(718,579)	(418,226)	(157,908)
Net change in contract owners' equity	(57,405)	154,039	(494,843)	517,499	(386,353)	66,415
Contract owners' equity:
Beginning of period	2,316,564	2,162,525	8,184,329	7,666,830	791,717	725,302
End of period	$2,259,159	$2,316,564	$7,689,486	$8,184,329	$405,364	$791,717

Change in units:
Beginning units	118,239	133,750	550,961	603,838	46,422	56,757
Units purchased	21,466	9,908	3,780	15,535	2,998	905
Units redeemed	(13,956)	(25,419)	(73,539)	(68,412)	(31,722)	(11,240)
Ending units	125,749	118,239	481,202	550,961	17,698	46,422

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity			For the Periods Ended December 31, 2020 and 2019

	JASS - Janus Henderson Global Research Subaccount	JASS - Janus Henderson Global Research Subaccount	JASS - Janus Henderson Balanced Subaccount	JASS - Janus Henderson Balanced Subaccount	JASS - Janus Henderson Overseas Subaccount	JASS - Janus Henderson Overseas Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(1,199)	$(726)	$5,900	$11,250	$(3,507)	$13,432
Reinvested capital gains	7,176	8,067	72,108	106,728	0	0
Realized gain (loss)	4,620	4,501	122,623	29,355	(142,546)	(110,024)
Unrealized gain (loss)	17,290	18,870	391,906	620,663	434,179	742,989
Net increase (decrease) in contract owners' equity from operations	27,887	30,712	592,537	767,996	288,126	646,397
Equity transactions:
Contract purchase payments (note 1)	0	0	213,750	510	0	170
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	29,422	(3,204)	963,061	269,159	(322,285)	(209,306)
Transfers (to) and from fixed dollar contract	104	0	(53,056)	2,955	0	0
Withdrawals and surrenders	(6,530)	(6,019)	(223,771)	(16,382)	(28,657)	(62,420)
Surrender charges (note 2)	0	0	(1,222)	(1)	0	(6)
Annual contract charges (note 2)	(803)	(859)	(47,557)	(40,615)	(21,444)	(23,839)
Annuity and death benefit payments	(2,476)	(2,981)	(111,222)	(98,127)	(92,238)	(144,239)
Net equity transactions	19,717	(13,063)	739,983	117,499	(464,624)	(439,640)
Net change in contract owners' equity	47,604	17,649	1,332,520	885,495	(176,498)	206,757
Contract owners' equity:
Beginning of period	135,076	117,427	4,572,644	3,687,149	2,960,598	2,753,841
End of period	$182,680	$135,076	$5,905,164	$4,572,644	$2,784,100	$2,960,598

Change in units:
Beginning units	10,859	12,034	191,305	187,611	220,454	256,257
Units purchased	2,853	59	49,240	13,543	10,507	7,031
Units redeemed	(1,242)	(1,234)	(26,871)	(9,849)	(49,996)	(42,834)
Ending units	12,470	10,859	213,674	191,305	180,965	220,454

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity			For the Periods Ended December 31, 2020 and 2019

	JASS - Janus Henderson U.S. Low Volatility Subaccount	JASS - Janus Henderson U.S. Low Volatility Subaccount	JASS - Janus Henderson Flexible Bond Subaccount	JASS - Janus Henderson Flexible Bond Subaccount	LEGI - ClearBridge Variable Dividend Strategy Subaccount	LEGI - ClearBridge Variable Dividend Strategy Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$115,790	$58,546	$2,444	$2,968	$2,287	$5,936
Reinvested capital gains	1,664,323	983,231	0	0	7,765	71,616
Realized gain (loss)	718,151	905,695	2,412	(3,610)	64,850	19,663
Unrealized gain (loss)	(2,044,947)	3,848,488	14,288	17,203	(35,099)	100,138
Net increase (decrease) in contract owners' equity from operations	453,317	5,795,960	19,144	16,561	39,803	197,353
Equity transactions:
Contract purchase payments (note 1)	0	2,431	0	0	0	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(1,009,927)	(1,699,201)	4,756	153,569	(373,055)	242,126
Transfers (to) and from fixed dollar contract	(46,369)	4,672	0	0	156	624
Withdrawals and surrenders	(896,932)	(1,199,148)	(11,444)	(263,091)	0	(27,326)
Surrender charges (note 2)	(1,868)	(8,427)	0	(4)	0	0
Annual contract charges (note 2)	(293,699)	(294,325)	(1,558)	(5,089)	(5,096)	(3,683)
Annuity and death benefit payments	(731,896)	(301,587)	(1,192)	(6,820)	(8,412)	(7,178)
Net equity transactions	(2,980,691)	(3,495,585)	(9,438)	(121,435)	(386,407)	204,563
Net change in contract owners' equity	(2,527,374)	2,300,375	9,706	(104,874)	(346,604)	401,916
Contract owners' equity:
Beginning of period	25,655,921	23,355,546	223,451	328,325	1,050,675	648,759
End of period	$23,128,547	$25,655,921	$233,157	$223,451	$704,071	$1,050,675

Change in units:
Beginning units	1,209,209	1,390,021	20,830	33,121	32,634	26,442
Units purchased	49,805	29,186	2,861	14,870	5,636	9,010
Units redeemed	(190,510)	(209,998)	(3,666)	(27,161)	(17,156)	(2,818)
Ending units	1,068,504	1,209,209	20,025	20,830	21,114	32,634

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity			For the Periods Ended December 31, 2020 and 2019

	LEGI - ClearBridge Variable Large Cap Value Subaccount	LEGI - ClearBridge Variable Large Cap Value Subaccount	LEGI - QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	LEGI - QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	LEG2 - Western Asset Core Plus VIT Subaccount	LEG2 - Western Asset Core Plus VIT Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$271	$2,693	$202,938	$359,862	$42,224	$230,742
Reinvested capital gains	31,594	26,358	0	0	0	0
Realized gain (loss)	(7,309)	3,119	(75,149)	193,486	(25,677)	(21,684)
Unrealized gain (loss)	(24,727)	83,801	(4,079,791)	4,958,007	497,834	607,044
Net increase (decrease) in contract owners' equity from operations	(171)	115,971	(3,952,002)	5,511,355	514,381	816,102
Equity transactions:
Contract purchase payments (note 1)	0	0	3,747	11,102	230,015	5,917
Extra credit fund deposit (note 1)	0	0	0	215	0	0
Transfers (to) and from other subaccounts	(135,541)	(128,952)	3,031,773	217,936	105,722	516,556
Transfers (to) and from fixed dollar contract	(2,883)	(5,901)	5,350	3,694	(18,078)	(43,273)
Withdrawals and surrenders	0	(24,647)	(1,293,021)	(1,790,918)	(272,193)	(394,580)
Surrender charges (note 2)	0	0	(2,316)	(10,977)	(218)	(1,476)
Annual contract charges (note 2)	(1,151)	(1,973)	(499,927)	(506,171)	(77,820)	(78,198)
Annuity and death benefit payments	(3,506)	(3,588)	(800,399)	(474,782)	(235,347)	(287,768)
Net equity transactions	(143,081)	(165,061)	445,207	(2,549,901)	(267,919)	(282,822)
Net change in contract owners' equity	(143,252)	(49,090)	(3,506,795)	2,961,454	246,462	533,280
Contract owners' equity:
Beginning of period	441,545	490,635	42,689,654	39,728,200	8,535,294	8,002,014
End of period	$298,293	$441,545	$39,182,859	$42,689,654	$8,781,756	$8,535,294

Change in units:
Beginning units	12,746	18,197	2,985,927	3,173,984	752,204	778,381
Units purchased	517	26	282,281	86,097	140,936	91,479
Units redeemed	(4,831)	(5,477)	(244,588)	(274,154)	(173,795)	(117,656)
Ending units	8,432	12,746	3,023,620	2,985,927	719,345	752,204

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity			For the Periods Ended December 31, 2020 and 2019

	WFVT - Opportunity Subaccount	WFVT - Opportunity Subaccount	MSV2 - VIF Core Plus Fixed Income Subaccount	MSV2 - VIF Core Plus Fixed Income Subaccount	MSV2 - VIF U.S. Real Estate Subaccount	MSV2 - VIF U.S. Real Estate Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(233)	$(250)	$8,343	$21,894	$12,021	$3,304
Reinvested capital gains	1,845	2,547	8,502	0	28,537	45,593
Realized gain (loss)	87	73	3,775	3,338	(2,838)	61,784
Unrealized gain (loss)	3,073	3,308	26,808	38,539	(213,245)	74,209
Net increase (decrease) in contract owners' equity from operations	4,772	5,678	47,428	63,771	(175,525)	184,890
Equity transactions:
Contract purchase payments (note 1)	0	0	213,750	1,050	3,210	383
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	0	0	26,394	291,827	156,065	(65,218)
Transfers (to) and from fixed dollar contract	0	0	156	624	78	(12,105)
Withdrawals and surrenders	0	0	(11,028)	(10,698)	(4,199)	(43,089)
Surrender charges (note 2)	0	0	0	(443)	0	(3)
Annual contract charges (note 2)	(140)	(121)	(9,201)	(6,856)	(7,630)	(8,928)
Annuity and death benefit payments	0	0	(14,531)	(25,329)	(29,616)	(39,884)
Net equity transactions	(140)	(121)	205,540	250,175	117,908	(168,844)
Net change in contract owners' equity	4,632	5,557	252,968	313,946	(57,617)	16,046
Contract owners' equity:
Beginning of period	24,796	19,239	864,432	550,486	1,130,387	1,114,341
End of period	$29,428	$24,796	$1,117,400	$864,432	$1,072,770	$1,130,387

Change in units:
Beginning units	596	599	55,045	38,060	33,957	40,148
Units purchased	0	0	19,096	21,236	8,484	1,809
Units redeemed	(4)	(3)	(7,437)	(4,251)	(3,199)	(8,000)
Ending units	592	596	66,704	55,045	39,242	33,957

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity			For the Periods Ended December 31, 2020 and 2019

	MSV2 - VIF Growth Subaccount	MSV2 - VIF Growth Subaccount	GSVI - Large Cap Value Subaccount	GSVI - Large Cap Value Subaccount	GSVI - U.S. Equity Insights Subaccount	GSVI - U.S. Equity Insights Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(23,381)	$(15,897)	$1,934	$1,987	$(3,091)	$(855)
Reinvested capital gains	209,669	77,753	44,120	87,130	22,499	20,165
Realized gain (loss)	115,230	30,475	(61,610)	(193,073)	18,132	15,568
Unrealized gain (loss)	1,194,806	234,412	106,502	680,008	43,449	83,913
Net increase (decrease) in contract owners' equity from operations	1,496,324	326,743	90,946	576,052	80,989	118,791
Equity transactions:
Contract purchase payments (note 1)	10,440	240	0	0	0	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	19,342	(35,476)	84,265	(107,809)	(48,550)	(35,164)
Transfers (to) and from fixed dollar contract	0	0	0	(28,752)	0	(20,716)
Withdrawals and surrenders	(6,234)	(1,634)	(9,017)	(608,057)	(106)	(11,506)
Surrender charges (note 2)	0	(3)	(2)	(6)	0	(2)
Annual contract charges (note 2)	(6,530)	(4,741)	(20,372)	(22,218)	(3,687)	(3,620)
Annuity and death benefit payments	(9,270)	(4,958)	(78,932)	(117,312)	(13,647)	(12,195)
Net equity transactions	7,748	(46,572)	(24,058)	(884,154)	(65,990)	(83,203)
Net change in contract owners' equity	1,504,072	280,171	66,888	(308,102)	14,999	35,588
Contract owners' equity:
Beginning of period	1,371,305	1,091,134	2,546,858	2,854,960	570,503	534,915
End of period	$2,875,377	$1,371,305	$2,613,746	$2,546,858	$585,502	$570,503

Change in units:
Beginning units	32,286	33,210	127,634	177,998	20,867	24,160
Units purchased	3,015	3,198	13,592	306	570	313
Units redeemed	(3,669)	(4,122)	(13,224)	(50,670)	(2,962)	(3,606)
Ending units	31,632	32,286	128,002	127,634	18,475	20,867

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity			For the Periods Ended December 31, 2020 and 2019

	GSVI - Strategic Growth Subaccount	GSVI - Strategic Growth Subaccount	GSVS - Large Cap Value Subaccount	GSVS - Large Cap Value Subaccount	GSVS - U.S. Equity Insights Subaccount	GSVS - U.S. Equity Insights Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(5,956)	$(4,995)	$(9,619)	$(8,189)	$(2,014)	$(889)
Reinvested capital gains	32,534	44,899	92,087	181,295	12,355	9,872
Realized gain (loss)	28,355	(1,063)	(100,184)	(105,031)	648	(5,276)
Unrealized gain (loss)	97,718	87,086	208,485	1,044,744	32,565	56,981
Net increase (decrease) in contract owners' equity from operations	152,651	125,927	190,769	1,112,819	43,554	60,688
Equity transactions:
Contract purchase payments (note 1)	0	0	23,658	3,689	0	0
Extra credit fund deposit (note 1)	0	0	12	0	0	0
Transfers (to) and from other subaccounts	(40,468)	(43,848)	256,149	(365,817)	(4,983)	(62,609)
Transfers (to) and from fixed dollar contract	(128,583)	0	(20,187)	(11,965)	0	0
Withdrawals and surrenders	(186)	(9,685)	(117,583)	(249,139)	(880)	0
Surrender charges (note 2)	0	0	(80)	(316)	0	0
Annual contract charges (note 2)	(2,436)	(2,537)	(49,207)	(51,607)	(1,255)	(1,327)
Annuity and death benefit payments	(604)	(592)	(186,823)	(92,992)	(5,191)	(3,932)
Net equity transactions	(172,277)	(56,662)	(94,061)	(768,147)	(12,309)	(67,868)
Net change in contract owners' equity	(19,626)	69,265	96,708	344,672	31,245	(7,180)
Contract owners' equity:
Beginning of period	456,033	386,768	5,303,121	4,958,449	284,812	291,992
End of period	$436,407	$456,033	$5,399,829	$5,303,121	$316,057	$284,812

Change in units:
Beginning units	14,024	15,897	293,400	339,027	10,439	13,536
Units purchased	1	18	39,683	2,403	62	871
Units redeemed	(4,339)	(1,891)	(39,312)	(48,030)	(531)	(3,968)
Ending units	9,686	14,024	293,771	293,400	9,970	10,439

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity			For the Periods Ended December 31, 2020 and 2019

	GSVS - Strategic Growth Subaccount	GSVS - Strategic Growth Subaccount	GSVS - Global Trends Allocation Subaccount	GSVS - Global Trends Allocation Subaccount	LAZS - Emerging Markets Equity Subaccount	LAZS - Emerging Markets Equity Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(8,933)	$(8,623)	$(74,611)	$2,510	$78,272	$(27,632)
Reinvested capital gains	73,719	87,308	95,838	293,167	0	0
Realized gain (loss)	2,196	(19,089)	21,548	47,741	(38,060)	30,192
Unrealized gain (loss)	213,991	168,461	113,942	332,777	(66,410)	993,431
Net increase (decrease) in contract owners' equity from operations	280,973	228,057	156,717	676,195	(26,198)	995,991
Equity transactions:
Contract purchase payments (note 1)	0	0	2,000	10,168	8,502	3,468
Extra credit fund deposit (note 1)	0	0	0	0	2	0
Transfers (to) and from other subaccounts	(41,274)	(10,618)	(18,363)	167,856	220,235	48,678
Transfers (to) and from fixed dollar contract	0	0	(53,187)	1,539	(6,981)	(5,406)
Withdrawals and surrenders	(770)	(9,388)	(160,877)	(294,306)	(128,782)	(287,016)
Surrender charges (note 2)	0	0	(312)	(730)	(63)	(455)
Annual contract charges (note 2)	(3,876)	(3,222)	(84,371)	(83,195)	(53,475)	(57,991)
Annuity and death benefit payments	(12,062)	(129,306)	(68,880)	(91,758)	(160,966)	(236,906)
Net equity transactions	(57,982)	(152,534)	(383,990)	(290,426)	(121,528)	(535,628)
Net change in contract owners' equity	222,991	75,523	(227,273)	385,769	(147,726)	460,363
Contract owners' equity:
Beginning of period	761,162	685,639	7,062,764	6,676,995	6,612,605	6,152,242
End of period	$984,153	$761,162	$6,835,491	$7,062,764	$6,464,879	$6,612,605

Change in units:
Beginning units	27,119	33,028	543,261	567,006	272,611	298,838
Units purchased	138	275	24,601	22,568	51,138	19,198
Units redeemed	(2,014)	(6,184)	(55,610)	(46,313)	(45,589)	(45,425)
Ending units	25,243	27,119	512,252	543,261	278,160	272,611

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity		For the Periods Ended December 31, 2020 and 2019

	LAZS - U.S. Small-Mid Cap Equity Subaccount (note 4)	LAZS - U.S. Small-Mid Cap Equity Subaccount (note 4)	LAZS - U.S. Equity Select Subaccount (note 4)	LAZS - International Equity Subaccount	LAZS - International Equity Subaccount
	2020	2019	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(8,095)	$(10,410)	$(1,830)	$90,462	$(105,724)
Reinvested capital gains	54,381	15,726	980	325,394	0
Realized gain (loss)	(7,591)	(5,299)	70,241	(237,525)	(238,174)
Unrealized gain (loss)	14,565	197,063	(13,547)	549,517	2,261,537
Net increase (decrease) in contract owners' equity from operations	53,260	197,080	55,844	727,848	1,917,639
Equity transactions:
Contract purchase payments (note 1)	2,140	162	0	28,087	5,138
Extra credit fund deposit (note 1)	0	0	0	18	0
Transfers (to) and from other subaccounts	18,144	(6,155)	(235,236)	(237,139)	(531,969)
Transfers (to) and from fixed dollar contract	(1,817)	0	0	(35,464)	(47,488)
Withdrawals and surrenders	(20,060)	(40,033)	0	(249,309)	(479,097)
Surrender charges (note 2)	(2)	0	0	(171)	(977)
Annual contract charges (note 2)	(4,907)	(5,471)	(217)	(96,935)	(102,080)
Annuity and death benefit payments	(15,915)	(18,632)	0	(325,337)	(254,708)
Net equity transactions	(22,417)	(70,129)	(235,453)	(916,250)	(1,411,181)
Net change in contract owners' equity	30,843	126,951	(179,609)	(188,402)	506,458
Contract owners' equity:
Beginning of period	839,619	712,668	179,609	10,985,782	10,479,324
End of period	$870,462	$839,619	$0	$10,797,380	$10,985,782

Change in units:
Beginning units	21,780	23,852	8,737	655,812	747,153
Units purchased	1,627	224	0	56,396	18,039
Units redeemed	(2,005)	(2,296)	(8,737)	(108,222)	(109,380)
Ending units	21,402	21,780	0	603,986	655,812

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity			For the Periods Ended December 31, 2020 and 2019

	LAZS - Global Dynamic Multi-Asset Subaccount	LAZS - Global Dynamic Multi-Asset Subaccount	PRS2 - Jennison 20/20 Focus Subaccount	PRS2 - Jennison 20/20 Focus Subaccount	PRS2 - Jennison Subaccount	PRS2 - Jennison Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(77,841)	$(140,235)	$(16,827)	$(15,230)	$(6,840)	$(5,965)
Reinvested capital gains	105,404	13,852	0	0	0	0
Realized gain (loss)	68,427	35,646	89,852	38,383	46,492	53,992
Unrealized gain (loss)	(150,974)	1,614,313	278,588	254,569	189,372	71,711
Net increase (decrease) in contract owners' equity from operations	(54,984)	1,523,576	351,613	277,722	229,024	119,738
Equity transactions:
Contract purchase payments (note 1)	2,000	1,810	3,210	523	7,500	700
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(121,578)	136,350	(109,793)	(17,126)	(8,245)	(39,268)
Transfers (to) and from fixed dollar contract	7,709	5,785	0	0	312	1,248
Withdrawals and surrenders	(271,973)	(460,165)	(7,419)	(26,119)	(3,178)	(12,370)
Surrender charges (note 2)	(652)	(6,812)	0	0	0	(152)
Annual contract charges (note 2)	(129,080)	(127,746)	(10,306)	(8,819)	(3,362)	(2,956)
Annuity and death benefit payments	(192,972)	(158,377)	(7,355)	(6,101)	(6,480)	(5,020)
Net equity transactions	(706,546)	(609,155)	(131,663)	(57,642)	(13,453)	(57,818)
Net change in contract owners' equity	(761,530)	914,421	219,950	220,080	215,571	61,920
Contract owners' equity:
Beginning of period	10,632,907	9,718,486	1,277,595	1,057,515	460,145	398,225
End of period	$9,871,377	$10,632,907	$1,497,545	$1,277,595	$675,716	$460,145

Change in units:
Beginning units	669,607	710,976	39,156	41,016	18,143	20,693
Units purchased	31,920	18,286	236	283	1,762	2,125
Units redeemed	(76,441)	(59,655)	(3,860)	(2,143)	(2,303)	(4,675)
Ending units	625,086	669,607	35,532	39,156	17,602	18,143

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity			For the Periods Ended December 31, 2020 and 2019

	JPMI - Small Cap Core Subaccount	JPMI - Small Cap Core Subaccount	JPMI - Mid Cap Value Subaccount	JPMI - Mid Cap Value Subaccount	ABVB - VPS Growth & Income Subaccount	ABVB - VPS Growth & Income Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(2,151)	$(7,310)	$2,760	$5,816	$(485)	$(1,673)
Reinvested capital gains	44,916	101,961	141,070	167,236	22,292	39,277
Realized gain (loss)	(5,955)	4,629	41,943	169,507	(4,565)	(4,066)
Unrealized gain (loss)	60,624	75,673	(175,030)	242,594	(5,645)	32,124
Net increase (decrease) in contract owners' equity from operations	97,434	174,953	10,743	585,153	11,597	65,662
Equity transactions:
Contract purchase payments (note 1)	0	510	1,080	1,030	0	2,040
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(85,724)	(35,273)	91,638	(100,365)	8,958	115,930
Transfers (to) and from fixed dollar contract	944	1,887	(549)	(20,763)	3,302	6,605
Withdrawals and surrenders	(12,357)	(106,131)	(15,048)	(377,384)	0	0
Surrender charges (note 2)	(82)	(198)	(73)	(253)	0	0
Annual contract charges (note 2)	(5,309)	(6,762)	(15,686)	(18,298)	(4,250)	(4,319)
Annuity and death benefit payments	(17,241)	(20,555)	(92,462)	(68,515)	(3,881)	(2,375)
Net equity transactions	(119,769)	(166,522)	(31,100)	(584,548)	4,129	117,881
Net change in contract owners' equity	(22,335)	8,431	(20,357)	605	15,726	183,543
Contract owners' equity:
Beginning of period	815,324	806,893	2,560,948	2,560,343	428,579	245,036
End of period	$792,989	$815,324	$2,540,591	$2,560,948	$444,305	$428,579

Change in units:
Beginning units	26,697	32,320	57,246	70,674	25,425	16,456
Units purchased	2,479	1,606	9,493	984	3,794	12,538
Units redeemed	(5,824)	(7,229)	(8,356)	(14,412)	(2,257)	(3,569)
Ending units	23,352	26,697	58,383	57,246	26,962	25,425

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity				For the Periods Ended December 31, 2020 and 2019

	ABVB - VPS Small Cap Growth Subaccount	ABVB - VPS Small Cap Growth Subaccount	ABVB - VPS Dynamic Asset Allocation Subaccount	ABVB - VPS Dynamic Asset Allocation Subaccount	ABVB - VPS Global Risk Allocation-Moderate Subaccount	ABVB - VPS Global Risk Allocation-Moderate Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(2,468)	$(1,885)	$5,629	$25,360	$(3,267)	$10,577
Reinvested capital gains	14,165	21,198	0	7,185	66,627	0
Realized gain (loss)	5,360	270	66,582	40,263	12,624	10,881
Unrealized gain (loss)	68,825	11,092	118,497	720,887	(57,484)	288,734
Net increase (decrease) in contract owners' equity from operations	85,882	30,675	190,708	793,695	18,500	310,192
Equity transactions:
Contract purchase payments (note 1)	1,440	240	0	9,280	0	4,280
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(24,698)	102,749	(203,711)	(3,688)	(2,556)	77,019
Transfers (to) and from fixed dollar contract	0	0	0	739	0	0
Withdrawals and surrenders	(833)	0	(120,244)	(153,593)	(78,522)	(124,180)
Surrender charges (note 2)	0	0	(397)	(1,239)	(581)	(647)
Annual contract charges (note 2)	(1,805)	(1,562)	(76,889)	(74,981)	(27,629)	(27,270)
Annuity and death benefit payments	(1,439)	(1,334)	(99,366)	(87,617)	(34,898)	(34,810)
Net equity transactions	(27,335)	100,093	(500,607)	(311,099)	(144,186)	(105,608)
Net change in contract owners' equity	58,547	130,768	(309,899)	482,596	(125,686)	204,584
Contract owners' equity:
Beginning of period	177,417	46,649	6,460,292	5,977,696	2,245,624	2,041,040
End of period	$235,964	$177,417	$6,150,393	$6,460,292	$2,119,938	$2,245,624

Change in units:
Beginning units	5,903	1,389	474,831	499,352	186,345	195,808
Units purchased	90	4,813	10,765	10,247	4,121	8,935
Units redeemed	(905)	(299)	(48,793)	(34,768)	(16,221)	(18,398)
Ending units	5,088	5,903	436,803	474,831	174,245	186,345

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity			For the Periods Ended December 31, 2020 and 2019

	MFSI - New Discovery Subaccount	MFSI - New Discovery Subaccount	MFSI - Mid Cap Growth Subaccount	MFSI - Mid Cap Growth Subaccount	MFSI - Total Return Subaccount	MFSI - Total Return Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(8,425)	$(7,619)	$(6,925)	$(5,859)	$13,670	$17,320
Reinvested capital gains	67,933	116,519	43,514	59,591	56,164	60,015
Realized gain (loss)	7,541	9,289	25,018	27,734	13,088	9,696
Unrealized gain (loss)	189,679	71,069	118,225	62,305	72,929	302,116
Net increase (decrease) in contract owners' equity from operations	256,728	189,258	179,832	143,771	155,851	389,147
Equity transactions:
Contract purchase payments (note 1)	0	0	143,940	750	0	5,375
Extra credit fund deposit (note 1)	0	0	0	0	0	215
Transfers (to) and from other subaccounts	9,234	(11,950)	(20,237)	(76,919)	(60,836)	(54,658)
Transfers (to) and from fixed dollar contract	63	0	996	1,887	(2,246)	(3,000)
Withdrawals and surrenders	(9,928)	(21,126)	(6,635)	(16,479)	(35,898)	(484,415)
Surrender charges (note 2)	0	(105)	0	(1)	(413)	0
Annual contract charges (note 2)	(5,557)	(5,163)	(4,568)	(3,180)	(19,990)	(22,348)
Annuity and death benefit payments	(15,785)	(15,867)	(7,815)	(13,562)	(158,597)	(26,879)
Net equity transactions	(21,973)	(54,211)	105,681	(107,504)	(277,980)	(585,710)
Net change in contract owners' equity	234,755	135,047	285,513	36,267	(122,129)	(196,563)
Contract owners' equity:
Beginning of period	627,264	492,217	448,825	412,558	2,281,383	2,477,946
End of period	$862,019	$627,264	$734,338	$448,825	$2,159,254	$2,281,383

Change in units:
Beginning units	16,776	18,354	16,484	20,940	110,013	135,081
Units purchased	1,604	321	7,757	1,233	2,427	17,863
Units redeemed	(2,222)	(1,899)	(3,716)	(5,689)	(15,694)	(42,931)
Ending units	16,158	16,776	20,525	16,484	96,746	110,013

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity			For the Periods Ended December 31, 2020 and 2019

	MFS2 - Massachusetts Investors Growth Stock Subaccount	MFS2 - Massachusetts Investors Growth Stock Subaccount	PVIA - Real Return Subaccount	PVIA - Real Return Subaccount	PVIA - Total Return Subaccount	PVIA - Total Return Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(697)	$(875)	$2,952	$26,331	$91,820	$201,901
Reinvested capital gains	6,251	11,122	0	0	125,594	0
Realized gain (loss)	10,651	1,902	27,172	(75,109)	60,567	(31,951)
Unrealized gain (loss)	(8,769)	26,972	741,906	632,040	519,660	647,777
Net increase (decrease) in contract owners' equity from operations	7,436	39,121	772,030	583,262	797,641	817,727
Equity transactions:
Contract purchase payments (note 1)	0	0	24,222	7,855	269,613	18,310
Extra credit fund deposit (note 1)	0	0	11	0	11	0
Transfers (to) and from other subaccounts	(88,217)	25,045	(192,590)	165,215	34,721	82,063
Transfers (to) and from fixed dollar contract	156	624	(27,475)	(98,484)	(20,278)	(54,288)
Withdrawals and surrenders	0	0	(151,544)	(377,039)	(101,440)	(545,382)
Surrender charges (note 2)	0	0	(113)	(215)	(77)	(339)
Annual contract charges (note 2)	(193)	(582)	(83,547)	(85,604)	(113,852)	(116,243)
Annuity and death benefit payments	(1,360)	(3,664)	(346,818)	(220,380)	(377,643)	(307,547)
Net equity transactions	(89,614)	21,423	(777,854)	(608,652)	(308,945)	(923,426)
Net change in contract owners' equity	(82,178)	60,544	(5,824)	(25,390)	488,696	(105,699)
Contract owners' equity:
Beginning of period	155,343	94,799	8,673,019	8,698,409	12,105,482	12,211,181
End of period	$73,165	$155,343	$8,667,195	$8,673,019	$12,594,178	$12,105,482

Change in units:
Beginning units	8,709	7,353	578,568	626,181	752,615	819,878
Units purchased	36	2,184	78,689	52,973	110,713	59,837
Units redeemed	(5,357)	(828)	(134,129)	(100,586)	(136,460)	(127,100)
Ending units	3,388	8,709	523,128	578,568	726,868	752,615

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity				For the Periods Ended December 31, 2020 and 2019

	PVIA - Global Bond Opportunities Subaccount	PVIA - Global Bond Opportunities Subaccount	PVIA - Commodity RealReturn® Strategy Subaccount	PVIA - Commodity RealReturn® Strategy Subaccount	PVIA - Global Diversified Allocation Subaccount	PVIA - Global Diversified Allocation Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$9,267	$9,488	$59,691	$37,232	$431,503	$311,790
Reinvested capital gains	0	0	0	0	1,713,531	0
Realized gain (loss)	(8,664)	(25,073)	(139,190)	(90,690)	40,785	124,004
Unrealized gain (loss)	60,797	53,908	93,148	170,082	(1,577,736)	4,165,926
Net increase (decrease) in contract owners' equity from operations	61,400	38,323	13,649	116,624	608,083	4,601,720
Equity transactions:
Contract purchase payments (note 1)	5,350	615	2,260	1,179	5,747	14,951
Extra credit fund deposit (note 1)	0	0	5	0	0	0
Transfers (to) and from other subaccounts	4,046	34,519	53,611	47,027	(309,313)	(278,218)
Transfers (to) and from fixed dollar contract	(58,725)	(3,000)	(7,698)	4,928	12,596	0
Withdrawals and surrenders	0	(122,272)	(10,891)	(67,958)	(814,161)	(1,074,023)
Surrender charges (note 2)	0	0	(2)	(3)	(1,856)	(9,184)
Annual contract charges (note 2)	(4,564)	(7,061)	(13,896)	(14,485)	(324,514)	(320,251)
Annuity and death benefit payments	(7,355)	(62,113)	(72,406)	(8,252)	(473,587)	(360,520)
Net equity transactions	(61,248)	(159,312)	(49,017)	(37,564)	(1,905,088)	(2,027,245)
Net change in contract owners' equity	152	(120,989)	(35,368)	79,060	(1,297,005)	2,574,475
Contract owners' equity:
Beginning of period	747,955	868,944	1,283,117	1,204,057	26,230,727	23,656,252
End of period	$748,107	$747,955	$1,247,749	$1,283,117	$24,933,722	$26,230,727

Change in units:
Beginning units	46,105	59,174	213,166	219,601	1,858,807	2,012,337
Units purchased	2,774	3,492	38,087	22,371	36,094	34,198
Units redeemed	(6,060)	(16,561)	(43,456)	(28,806)	(174,924)	(187,728)
Ending units	42,819	46,105	207,797	213,166	1,719,977	1,858,807

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity			For the Periods Ended December 31, 2020 and 2019

	PVIA - Short-Term Subaccount	PVIA - Short-Term Subaccount	PVIA - Low Duration Subaccount	PVIA - Low Duration Subaccount	BNYS - Appreciation Subaccount	BNYS - Appreciation Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(188)	$9,357	$(1,660)	$30,673	$(4,860)	$(2,349)
Reinvested capital gains	0	0	0	0	61,483	66,284
Realized gain (loss)	84	(87)	(1,003)	(2,843)	10,486	(1,832)
Unrealized gain (loss)	7,212	1,979	33,167	27,287	73,995	116,394
Net increase (decrease) in contract owners' equity from operations	7,108	11,249	30,504	55,117	141,104	178,497
Equity transactions:
Contract purchase payments (note 1)	37,124	0	11,229	90	0	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	155,876	322,088	167,983	379,848	(40,639)	66,738
Transfers (to) and from fixed dollar contract	0	140,171	419	113,318	(60,000)	0
Withdrawals and surrenders	(5,920)	(299,799)	(46,960)	(165,974)	(15,282)	(2,738)
Surrender charges (note 2)	0	(6,271)	(4)	(422)	0	0
Annual contract charges (note 2)	(2,064)	(3,786)	(15,955)	(16,506)	(5,564)	(3,839)
Annuity and death benefit payments	(3,986)	(56,293)	(51,035)	(63,754)	(44,909)	(8,874)
Net equity transactions	181,030	96,110	65,677	246,600	(166,394)	51,287
Net change in contract owners' equity	188,138	107,359	96,181	301,717	(25,290)	229,784
Contract owners' equity:
Beginning of period	748,966	641,607	2,063,171	1,761,454	742,395	512,611
End of period	$937,104	$748,966	$2,159,352	$2,063,171	$717,105	$742,395

Change in units:
Beginning units	72,625	63,022	203,120	178,245	23,323	21,967
Units purchased	22,203	47,003	39,648	63,671	83	2,859
Units redeemed	(5,125)	(37,400)	(33,852)	(38,796)	(4,836)	(1,503)
Ending units	89,703	72,625	208,916	203,120	18,570	23,323

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity			For the Periods Ended December 31, 2020 and 2019

	ROYI - Small-Cap Subaccount	ROYI - Small-Cap Subaccount	ROYI - Micro-Cap Subaccount	ROYI - Micro-Cap Subaccount	AIMI - Invesco V.I. International Growth Series II Subaccount	AIMI - Invesco V.I. International Growth Series II Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(7,701)	$(18,046)	$(10,679)	$(15,948)	$10,662	$353
Reinvested capital gains	46,844	428,687	12,684	109,553	29,437	99,429
Realized gain (loss)	(426,158)	(63,594)	(95,717)	(12,882)	250	26,765
Unrealized gain (loss)	4,505	182,966	212,146	119,375	100,684	234,449
Net increase (decrease) in contract owners' equity from operations	(382,510)	530,013	118,434	200,098	141,033	360,996
Equity transactions:
Contract purchase payments (note 1)	2,410	814	0	0	8,570	3,477
Extra credit fund deposit (note 1)	11	0	0	0	0	0
Transfers (to) and from other subaccounts	(272,184)	409,429	(350,470)	(3,378)	(138,808)	(94,509)
Transfers (to) and from fixed dollar contract	(2,929)	2,464	0	0	3,774	7,548
Withdrawals and surrenders	(15,996)	(166,251)	(5,598)	(107,754)	79	(83,197)
Surrender charges (note 2)	(4)	(175)	(3)	(12)	(79)	(383)
Annual contract charges (note 2)	(17,766)	(23,450)	(6,448)	(9,134)	(8,970)	(10,087)
Annuity and death benefit payments	(84,664)	(101,263)	(17,411)	(29,664)	(16,989)	(149,554)
Net equity transactions	(391,122)	121,568	(379,930)	(149,942)	(152,423)	(326,705)
Net change in contract owners' equity	(773,632)	651,581	(261,496)	50,156	(11,390)	34,291
Contract owners' equity:
Beginning of period	3,646,310	2,994,729	1,219,093	1,168,937	1,460,999	1,426,708
End of period	$2,872,678	$3,646,310	$957,597	$1,219,093	$1,449,609	$1,460,999

Change in units:
Beginning units	106,580	104,850	41,870	47,401	106,472	129,780
Units purchased	19,581	19,000	2,023	1,488	2,773	3,480
Units redeemed	(31,860)	(17,270)	(16,973)	(7,019)	(15,674)	(26,788)
Ending units	94,301	106,580	26,920	41,870	93,571	106,472

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity			For the Periods Ended December 31, 2020 and 2019

	AIMI - Invesco V.I. Balanced-Risk Allocation Series II Subaccount	AIMI - Invesco V.I. Balanced-Risk Allocation Series II Subaccount	NBAS - AMT Mid Cap Intrinsic Value Subaccount	NBAS - AMT Mid Cap Intrinsic Value Subaccount	FRT2 - Franklin Income VIP Subaccount	FRT2 - Franklin Income VIP Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$580,747	$(132,377)	$(5,740)	$(10,461)	$27,963	$27,858
Reinvested capital gains	473,585	0	0	95,993	516	11,224
Realized gain (loss)	(164,117)	(133,201)	(32,129)	19,398	(5,602)	1,480
Unrealized gain (loss)	(174,320)	1,420,513	12,828	15,975	(29,949)	52,743
Net increase (decrease) in contract owners' equity from operations	715,895	1,154,935	(25,041)	120,905	(7,072)	93,305
Equity transactions:
Contract purchase payments (note 1)	215,527	5,982	0	210	0	0
Extra credit fund deposit (note 1)	1	0	0	0	0	0
Transfers (to) and from other subaccounts	67,425	(112,226)	(91,810)	89,315	34,433	(32,634)
Transfers (to) and from fixed dollar contract	(15,285)	2,875	0	0	0	0
Withdrawals and surrenders	(392,173)	(382,195)	0	(42,872)	(7,497)	(4,445)
Surrender charges (note 2)	(962)	(648)	0	(399)	0	0
Annual contract charges (note 2)	(121,093)	(116,896)	(6,632)	(8,008)	(5,892)	(6,561)
Annuity and death benefit payments	(321,917)	(156,637)	(22,708)	(43,951)	(26,999)	(51,679)
Net equity transactions	(568,477)	(759,745)	(121,150)	(5,705)	(5,955)	(95,319)
Net change in contract owners' equity	147,418	395,190	(146,191)	115,200	(13,027)	(2,014)
Contract owners' equity:
Beginning of period	9,463,494	9,068,304	948,626	833,426	681,155	683,169
End of period	$9,610,912	$9,463,494	$802,435	$948,626	$668,128	$681,155

Change in units:
Beginning units	717,334	778,786	51,210	52,105	33,957	38,935
Units purchased	61,193	16,351	11,507	6,788	2,362	852
Units redeemed	(107,137)	(77,803)	(17,747)	(7,683)	(2,790)	(5,830)
Ending units	671,390	717,334	44,970	51,210	33,529	33,957

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity			For the Periods Ended December 31, 2020 and 2019

	FRT2 - Franklin Flex Cap Growth VIP Subaccount	FRT2 - Franklin Flex Cap Growth VIP Subaccount	FRT2 - Templeton Foreign VIP Subaccount	FRT2 - Templeton Foreign VIP Subaccount	FRT5 - Franklin VolSmart Allocation VIP Subaccount	FRT5 - Franklin VolSmart Allocation VIP Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(1,442)	$(1,573)	$29,882	$7,935	$(7,238)	$(40,556)
Reinvested capital gains	6,309	6,845	0	15,677	0	33,469
Realized gain (loss)	2,351	(4,877)	(42,667)	(12,596)	111,868	37,346
Unrealized gain (loss)	30,402	32,212	10,279	146,712	297,107	404,251
Net increase (decrease) in contract owners' equity from operations	37,620	32,607	(2,506)	157,728	401,737	434,510
Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	0	280
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(22,052)	(49,483)	111,846	(12,786)	22,295	238,586
Transfers (to) and from fixed dollar contract	0	0	0	(5,417)	0	1,334
Withdrawals and surrenders	0	(1,725)	(18,703)	(29,970)	(78,832)	(169,793)
Surrender charges (note 2)	0	0	(3)	0	(584)	(1,495)
Annual contract charges (note 2)	(582)	(945)	(12,774)	(13,315)	(37,157)	(37,082)
Annuity and death benefit payments	(344)	(335)	(32,333)	(31,509)	(196,537)	(62,107)
Net equity transactions	(22,978)	(52,488)	48,033	(92,997)	(290,815)	(30,277)
Net change in contract owners' equity	14,642	(19,881)	45,527	64,731	110,922	404,233
Contract owners' equity:
Beginning of period	100,971	120,852	1,517,903	1,453,172	3,105,988	2,701,755
End of period	$115,613	$100,971	$1,563,430	$1,517,903	$3,216,910	$3,105,988

Change in units:
Beginning units	3,471	5,261	100,357	106,789	250,354	253,335
Units purchased	17	88	21,419	8,465	22,540	22,840
Units redeemed	(707)	(1,878)	(15,145)	(14,897)	(47,559)	(25,821)
Ending units	2,781	3,471	106,631	100,357	225,335	250,354

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity			For the Periods Ended December 31, 2020 and 2019

	FRT4 - Franklin Income VIP Subaccount	FRT4 - Franklin Income VIP Subaccount	FRT4 - Franklin Flex Cap Growth VIP Subaccount	FRT4 - Franklin Flex Cap Growth VIP Subaccount	FRT4 - Templeton Foreign VIP Subaccount	FRT4 - Templeton Foreign VIP Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$73,070	$80,936	$(16,655)	$(16,199)	$155,675	$13,518
Reinvested capital gains	1,361	32,781	81,839	59,381	0	87,795
Realized gain (loss)	(25,673)	10,465	27,637	(28,248)	(127,985)	(36,725)
Unrealized gain (loss)	(82,079)	146,702	343,346	288,545	(59,993)	861,518
Net increase (decrease) in contract owners' equity from operations	(33,321)	270,884	436,167	303,479	(32,303)	926,106
Equity transactions:
Contract purchase payments (note 1)	2,000	0	9,810	1,842	15,392	4,601
Extra credit fund deposit (note 1)	0	0	7	0	16	0
Transfers (to) and from other subaccounts	(113,753)	(201,233)	(299,614)	(119,584)	635,366	469,392
Transfers (to) and from fixed dollar contract	156	624	(5,489)	3,286	(24,885)	(19,334)
Withdrawals and surrenders	(33,304)	(60,911)	(8,442)	(55,806)	(198,746)	(540,046)
Surrender charges (note 2)	0	(12)	(1)	(2)	(153)	(648)
Annual contract charges (note 2)	(9,690)	(12,804)	(13,104)	(12,381)	(79,864)	(85,091)
Annuity and death benefit payments	(46,102)	(50,129)	(51,374)	(8,113)	(241,326)	(175,614)
Net equity transactions	(200,693)	(324,465)	(368,207)	(190,758)	105,800	(346,740)
Net change in contract owners' equity	(234,014)	(53,581)	67,960	112,721	73,497	579,366
Contract owners' equity:
Beginning of period	1,867,776	1,921,357	1,216,151	1,103,430	9,068,471	8,489,105
End of period	$1,633,762	$1,867,776	$1,284,111	$1,216,151	$9,141,968	$9,068,471

Change in units:
Beginning units	113,214	133,749	48,586	56,890	825,376	855,810
Units purchased	5,140	8,035	455	1,391	148,207	86,081
Units redeemed	(18,421)	(28,570)	(12,855)	(9,695)	(118,122)	(116,515)
Ending units	99,933	113,214	36,186	48,586	855,461	825,376

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity			For the Periods Ended December 31, 2020 and 2019

	FRT4 - Franklin Allocation VIP Subaccount	FRT4 - Franklin Allocation VIP Subaccount	FEDS - Kaufmann Fund II Service Shares Subaccount	FEDS - Kaufmann Fund II Service Shares Subaccount	FEDS - Managed Volatility Fund II Primary Shares Subaccount	FEDS - Managed Volatility Fund II Primary Shares Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$346	$12,087	$(11,440)	$(11,759)	$115,102	$74,594
Reinvested capital gains	166,988	40,572	87,101	95,304	0	0
Realized gain (loss)	(17,702)	(8,504)	22,385	43,027	23,550	30,757
Unrealized gain (loss)	(83,045)	69,483	114,013	113,727	(219,680)	1,789,157
Net increase (decrease) in contract owners' equity from operations	66,587	113,638	212,059	240,299	(81,028)	1,894,508
Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	4,747	15,375
Extra credit fund deposit (note 1)	0	0	0	0	0	215
Transfers (to) and from other subaccounts	44,181	6,043	(27,030)	25,336	71,170	(47,882)
Transfers (to) and from fixed dollar contract	0	0	0	0	8,025	1,108
Withdrawals and surrenders	(45,373)	(157,908)	(13,968)	(16,394)	(256,967)	(638,865)
Surrender charges (note 2)	0	(22)	0	(144)	(737)	(1,244)
Annual contract charges (note 2)	(5,015)	(5,490)	(7,424)	(7,386)	(141,178)	(144,482)
Annuity and death benefit payments	(15,584)	(15,431)	(48,735)	(150,582)	(220,917)	(128,851)
Net equity transactions	(21,791)	(172,808)	(97,157)	(149,170)	(535,857)	(944,626)
Net change in contract owners' equity	44,796	(59,170)	114,902	91,129	(616,885)	949,882
Contract owners' equity:
Beginning of period	658,687	717,857	861,560	770,431	11,534,851	10,584,969
End of period	$703,483	$658,687	$976,462	$861,560	$10,917,966	$11,534,851

Change in units:
Beginning units	42,897	53,914	33,855	40,346	701,910	763,622
Units purchased	3,293	619	130	4,664	24,276	12,178
Units redeemed	(4,697)	(11,636)	(3,763)	(11,155)	(58,551)	(73,890)
Ending units	41,493	42,897	30,222	33,855	667,635	701,910

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity			For the Periods Ended December 31, 2020 and 2019

	FEDS - Managed Volatility Fund II Service Shares Subaccount	FEDS - Managed Volatility Fund II Service Shares Subaccount	IVYV - VIP Asset Strategy Subaccount	IVYV - VIP Asset Strategy Subaccount	IVYV - VIP Natural Resources Subaccount	IVYV - VIP Natural Resources Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$17,894	$15,560	$20,721	$25,125	$2,173	$(834)
Reinvested capital gains	0	0	49,874	127,498	0	0
Realized gain (loss)	(256)	(394)	(7,316)	(42,085)	(33,219)	(10,554)
Unrealized gain (loss)	(38,728)	459,322	295,133	493,812	(13,597)	34,123
Net increase (decrease) in contract owners' equity from operations	(21,090)	474,488	358,412	604,350	(44,643)	22,735
Equity transactions:
Contract purchase payments (note 1)	0	0	0	7,500	0	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	43,758	11,583	(253,973)	(77,435)	12,216	21,249
Transfers (to) and from fixed dollar contract	0	0	78	(19,017)	109	312
Withdrawals and surrenders	(36,818)	(92,334)	(7,438)	(375,474)	(6,680)	(15,737)
Surrender charges (note 2)	0	(706)	(6)	(295)	(2)	0
Annual contract charges (note 2)	(37,832)	(37,712)	(23,902)	(26,026)	(2,117)	(2,437)
Annuity and death benefit payments	(27,328)	(22,700)	(121,085)	(156,794)	(3,268)	(6,071)
Net equity transactions	(58,220)	(141,869)	(406,326)	(647,541)	258	(2,684)
Net change in contract owners' equity	(79,310)	332,619	(47,914)	(43,191)	(44,385)	20,051
Contract owners' equity:
Beginning of period	2,982,094	2,649,475	3,258,889	3,302,080	302,615	282,564
End of period	$2,902,784	$2,982,094	$3,210,975	$3,258,889	$258,230	$302,615

Change in units:
Beginning units	278,784	292,765	191,487	233,840	45,234	45,689
Units purchased	10,918	5,492	3,443	1,411	7,848	4,015
Units redeemed	(16,327)	(19,473)	(26,611)	(43,764)	(8,810)	(4,470)
Ending units	273,375	278,784	168,319	191,487	44,272	45,234

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity			For the Periods Ended December 31, 2020 and 2019

	IVYV - VIP Science and Technology Subaccount	IVYV - VIP Science and Technology Subaccount	NLV2 - TOPS® Managed Risk Balanced ETF Subaccount	NLV2 - TOPS® Managed Risk Balanced ETF Subaccount	NLV2 - TOPS® Managed Risk Moderate Growth ETF Subaccount	NLV2 - TOPS® Managed Risk Moderate Growth ETF Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(9,192)	$(8,046)	$45,926	$48,689	$98,913	$93,282
Reinvested capital gains	82,111	58,306	74,280	166,822	98,201	523,781
Realized gain (loss)	60,168	13,779	(24,612)	675	(9,706)	22,769
Unrealized gain (loss)	80,129	160,807	103,082	491,272	285,055	1,070,945
Net increase (decrease) in contract owners' equity from operations	213,216	224,846	198,676	707,458	472,463	1,710,777
Equity transactions:
Contract purchase payments (note 1)	720	120	90	6,010	4,000	10,447
Extra credit fund deposit (note 1)	0	0	4	215	0	0
Transfers (to) and from other subaccounts	28,957	44,797	(4,363)	34,950	(151,312)	25,912
Transfers (to) and from fixed dollar contract	(124,591)	624	(1,430)	822	10,699	0
Withdrawals and surrenders	(4,046)	(6,800)	(178,116)	(296,689)	(415,165)	(905,513)
Surrender charges (note 2)	(2)	0	(1,426)	(1,041)	(995)	(1,566)
Annual contract charges (note 2)	(5,419)	(5,014)	(70,571)	(72,688)	(158,158)	(160,025)
Annuity and death benefit payments	(13,944)	(50,732)	(244,642)	(92,398)	(329,201)	(240,661)
Net equity transactions	(118,325)	(17,005)	(500,454)	(420,819)	(1,040,132)	(1,271,406)
Net change in contract owners' equity	94,891	207,841	(301,778)	286,639	(567,669)	439,371
Contract owners' equity:
Beginning of period	674,024	466,183	5,947,425	5,660,786	12,665,407	12,226,036
End of period	$768,915	$674,024	$5,645,647	$5,947,425	$12,097,738	$12,665,407

Change in units:
Beginning units	16,606	16,788	466,818	502,143	950,408	1,053,470
Units purchased	3,330	2,278	13,527	12,912	15,272	17,095
Units redeemed	(5,649)	(2,460)	(56,230)	(48,237)	(96,003)	(120,157)
Ending units	14,287	16,606	424,115	466,818	869,677	950,408

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity				For the Periods Ended December 31, 2020 and 2019

	NLV2 - TOPS® Managed Risk Growth ETF Subaccount	NLV2 - TOPS® Managed Risk Growth ETF Subaccount	NLV3 - TOPS® Managed Risk Balanced ETF Subaccount	NLV3 - TOPS® Managed Risk Balanced ETF Subaccount	NLV3 - TOPS® Managed Risk Moderate Growth ETF Subaccount	NLV3 - TOPS® Managed Risk Moderate Growth ETF Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$29,819	$22,886	$5,092	$5,055	$9,359	$7,616
Reinvested capital gains	0	312,749	8,485	17,469	8,402	39,160
Realized gain (loss)	(12,759)	425	(1,042)	(50)	(649)	639
Unrealized gain (loss)	138,569	349,190	12,557	50,638	27,971	75,982
Net increase (decrease) in contract owners' equity from operations	155,629	685,250	25,092	73,112	45,083	123,397
Equity transactions:
Contract purchase payments (note 1)	0	224	0	0	0	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(67,056)	20,714	12,531	15,734	61,558	11,764
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0
Withdrawals and surrenders	(184,305)	(176,191)	(13,256)	0	(8,737)	0
Surrender charges (note 2)	(411)	(934)	(185)	0	0	0
Annual contract charges (note 2)	(60,345)	(59,305)	(5,055)	(4,924)	(10,079)	(9,497)
Annuity and death benefit payments	(70,881)	(67,774)	(15,238)	(7,003)	(15,959)	(6,380)
Net equity transactions	(382,998)	(283,266)	(21,203)	3,807	26,783	(4,113)
Net change in contract owners' equity	(227,369)	401,984	3,889	76,919	71,866	119,284
Contract owners' equity:
Beginning of period	5,001,710	4,599,726	639,951	563,032	959,563	840,279
End of period	$4,774,341	$5,001,710	$643,840	$639,951	$1,031,429	$959,563

Change in units:
Beginning units	383,180	406,582	54,356	54,027	79,165	79,513
Units purchased	6,982	9,547	2,002	1,462	6,340	1,372
Units redeemed	(37,435)	(32,949)	(3,913)	(1,133)	(4,109)	(1,720)
Ending units	352,727	383,180	52,445	54,356	81,396	79,165

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	NLV3 - TOPS® Managed Risk Growth ETF Subaccount	NLV3 - TOPS® Managed Risk Growth ETF Subaccount
	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$2,737	$2,138
Reinvested capital gains	0	27,319
Realized gain (loss)	(935)	152
Unrealized gain (loss)	19,812	29,274
Net increase (decrease) in contract owners' equity from operations	21,614	58,883
Equity transactions:
Contract purchase payments (note 1)	0	0
Extra credit fund deposit (note 1)	0	0
Transfers (to) and from other subaccounts	2,094	7,442
Transfers (to) and from fixed dollar contract	0	0
Withdrawals and surrenders	(8,639)	(2,620)
Surrender charges (note 2)	(183)	0
Annual contract charges (note 2)	(4,977)	(4,144)
Annuity and death benefit payments	(10,777)	(7,732)
Net equity transactions	(22,482)	(7,054)
Net change in contract owners' equity	(868)	51,829
Contract owners' equity:
Beginning of period	435,569	383,740
End of period	$434,701	$435,569

Change in units:
Beginning units	35,476	36,064
Units purchased	6,347	1,143
Units redeemed	(7,711)	(1,731)
Ending units	34,112	35,476

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Notes to Financial Statements	December 31, 2020

(1)	Basis of Presentation and Summary of Significant Accounting Policies

A.	Organization and Nature of Operations

National Security Variable Account N (the “Account”) is a separate account of National Security Life and Annuity Company (“NSLA”) established as a funding vehicle for variable individual annuity contracts. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

The variable annuity contracts were sold by registered representatives of broker-dealers that entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”). ONEQ is under common control with NSLA and The Ohio National Life Insurance Company (“ONLIC”) is the sole owner of ONEQ and NSLA. ONEQ is the principal underwriter of the contracts. NSLA pays ONEQ a sales commission based on a pre-determined percentage of each purchase payment and ONEQ pays a portion of that fee to broker-dealers. The commission percentage paid to broker-dealers may vary by product.

Effective March 16, 2018, NSLA no longer actively markets nor issues new individual variable annuities, which presently represent the bulk of the Company’s in-force contracts and policies. The Company will continue to service the in-force contracts and policies regardless of the absence of new sales.

B.	Assets of the Account

Assets of the Account are assigned to the following subaccounts in amounts equating to the Account’s ownership of each underlying mutual fund:

Ohio National Fund, Inc.: ON Bond, ON BlackRock Balanced Allocation, ON BlackRock Advantage International Equity, ON Janus Henderson Forty, ON Janus Henderson Venture, ON Janus Henderson Enterprise, ON S&P 500® Index, ON BlackRock Large Cap Value, ON Federated High Income Bond, ON Nasdaq-100® Index, ON BlackRock Advantage Large Cap Core, ON BlackRock Advantage Small Cap Growth, ON S&P MidCap 400® Index, ON BlackRock Advantage Large Cap Growth, ON Risk Managed Balanced, ON Moderately Conservative Model, ON Balanced Model, ON Moderate Growth Model, and ON Growth Model.

Fidelity® Variable Insurance Products Fund - Service Class: VIP Government Money Market

Fidelity® Variable Insurance Products Fund - Service Class 2: VIP Mid Cap, VIP Contrafund®, VIP Growth, VIP Equity-Income, VIP Real Estate, and VIP Target Volatility

Janus Aspen Series - Service Shares: Janus Henderson Research, Janus Henderson Global Research, Janus Henderson Balanced, Janus Henderson Overseas, Janus Henderson U.S. Low Volatility, and Janus Henderson Flexible Bond

Legg Mason Partners Variable Equity Trust - Class I: ClearBridge Variable Dividend Strategy, ClearBridge Variable Large Cap Value, and QS Legg Mason Dynamic Multi-Strategy VIT

Legg Mason Partners Variable Income Trust - Class II: Western Asset Core Plus VIT

Wells Fargo Variable Trust: Opportunity

Morgan Stanley Variable Insurance Fund, Inc. - Class II: VIF Core Plus Fixed Income, VIF U.S. Real Estate, and VIF Growth

Goldman Sachs Variable Insurance Trust - Institutional Shares: Large Cap Value, U.S. Equity Insights, and Strategic Growth

Goldman Sachs Variable Insurance Trust - Service Shares: Large Cap Value, U.S. Equity Insights, Strategic Growth, and Global Trends Allocation

Lazard Retirement Series, Inc. - Service Shares: Emerging Markets Equity, U.S. Small-Mid Cap Equity, International Equity, and Global Dynamic Multi-Asset

The Prudential Series Fund, Inc. - Class II: Jennison 20/20 Focus and Jennison

J.P. Morgan Insurance Trust - Class I: Small Cap Core and Mid Cap Value

AB Variable Products Series Fund, Inc. - Class B: VPS Growth & Income, VPS Small Cap Growth, VPS Dynamic Asset Allocation, and VPS Global Risk Allocation-Moderate

MFS® Variable Insurance Trust - Service Class: New Discovery, Mid Cap Growth, and Total Return

MFS® Variable Insurance Trust II - Service Class: Massachusetts Investors Growth Stock

PIMCO Variable Insurance Trust - Administrative Shares: Real Return, Total Return, Global Bond Opportunities, CommodityRealReturn® Strategy, Global Diversified Allocation, Short-Term, and Low Duration

BNY Mellon Variable Investment Fund - Service Shares: Appreciation

Royce Capital Fund - Investment Class: Small-Cap and Micro-Cap

AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. International Growth Series II and Invesco V.I. Balanced-Risk Allocation Series II

Neuberger Berman Advisers Management Trust - S Class: AMT Mid Cap Intrinsic Value

Franklin Templeton Variable Insurance Products Trust - Class 2: Franklin Income VIP, Franklin Flex Cap Growth VIP, and Templeton Foreign VIP

Franklin Templeton Variable Insurance Products Trust - Class 5: Franklin VolSmart Allocation VIP

Franklin Templeton Variable Insurance Products Trust - Class 4: Franklin Income VIP, Franklin Flex Cap Growth VIP, Templeton Foreign VIP, and Franklin Allocation VIP

Federated Hermes Insurance Series: Kaufmann Fund II Service Shares, Managed Volatility Fund II Primary Shares, and Managed Volatility Fund II Service Shares

Ivy Variable Insurance Portfolios: VIP Asset Strategy, VIP Natural Resources, and VIP Science and Technology

Northern Lights Variable Trust - Class 2: TOPS® Managed Risk Balanced ETF, TOPS® Managed Risk Moderate Growth ETF, and TOPS® Managed Risk Growth ETF

Northern Lights Variable Trust - Class 3: TOPS® Managed Risk Balanced ETF, TOPS® Managed Risk Moderate Growth ETF, and TOPS® Managed Risk Growth ETF

The underlying mutual funds (“the funds”) in which the subaccounts invest are diversified open-end management investment companies. The funds are not available to the general public directly, but are available as investment options in variable annuity contracts, and variable life insurance policies issued by life insurance companies. The investments of the funds are subject to varying degrees of market, interest and financial risks; the issuers' abilities to meet certain obligations may be affected by economic developments in their respective industries.

Some of the underlying mutual funds have been established by investment advisers that manage other mutual funds that may have similar names and investment objectives. While some of the underlying mutual funds may have holdings that are comparable to other similarly-named mutual funds, they may not be identical in portfolio management, composition, objective, or investment strategy. Consequently, the investment performance of an underlying mutual fund and a similarly-named fund may differ substantially.

Shares of the funds are purchased at Net Asset Value (“NAV”). The resulting value of assets is converted to accumulation units for the purpose of dividing the aggregate equity ownership of the subaccounts among affected contract owners.

Ohio National Investments, Inc. (“ONI”), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc. Portfolios in which the Account invests. For these services, ONI recorded advisory fees of approximately $43.2 million and $45.2 million from Ohio National Fund, Inc. for the periods ended December 31, 20 and 19, respectively.

Contract owners may, with certain restrictions, transfer their contract values between the Account and a fixed dollar contract maintained in the general account of NSLA. The accompanying financial statements include only the contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for the fixed portions of their contracts.

For certain products, NSLA credits an extra amount to the contract owner’s contract each time a purchase payment is made. The extra credit equals 4% of each purchase payment.

Guarantees within a contract or optional rider that exceed the value of the interest in the Account represent expenses of NSLA and are paid from its general account.

C.	Annuity Reserves for Contracts in Payment Period

Annuity reserves for contracts in payment period represents the net assets allocated to these future contract benefits. The allocation is based on the 2000 Annuity Table or the 1983 Individual Annuity Mortality Table (83a), depending on the year the contract annuitized and reflects the discounted amount of the expected annuity payments. The assumed interest rate is 3.0 or 4.0 percent depending on the contract selected by the annuitant. Changes to annuity reserves for adverse mortality and expense risk experience are reimbursed to the Account by ONLIC. Such amounts are included in risk and administrative expenses. (See Note 2).

D.	Security Valuation, Transactions and Related Investment Income

The fair value of the underlying mutual funds is based on the closing NAV of fund shares held at December 31, 2020.

Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded and reinvested in the subaccounts on the ex-dividend date. Net realized gains and losses are determined on the basis of average cost.

E.	Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.	Recently Issued Accounting Standards

In August 2018, the Financial Accounting Standards Board (the “FASB”) issued ASU 2018-13 “Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement“, which modifies the disclosure requirements on fair value measurements included in Topic 820, Fair Value Measurement. This ASU is effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. Management has evaluated the impact of the ASU and determined that is has no material impact on the Account's financial statements.

G.	Subsequent Events

ONLIC is a stock life insurance company wholly owned by Ohio National Financial Services, Inc. (“ONFS”), a stock holding company. ONFS is 100% owned by Ohio National Mutual Holdings, Inc. (“ONMH”), a mutual holding company organized under Ohio insurance law. On March 22, 2021, the Board of ONMH unanimously approved an agreement to enter into a strategic transaction with Constellation Insurance Holdings, Inc. (“Constellation”) whereby Constellation will acquire ONMH. The agreement was signed on March 22, 2021.

The Company entered into the transaction to strengthen its financial position, enhance its market position, and enable it to become a stronger, more responsive and innovative financial services company. Constellation will build off the Company’s strengths and infrastructure to grow its insurance business going forward.

The transaction will be structured as a sponsored demutualization, which means ONMH will convert to a stock company and will be indirectly owned by Constellation upon closing of the transaction. The conversion requires a vote by eligible members as well as regulatory review and approval. Eligible members will be compensated for the extinguishment of their membership interests with additional policy benefits, or cash, as applicable. In addition to member compensation, Constellation has committed a $500 million capital infusion into the Company over a four-year period following the closing of the transaction.

The transaction is subject to regulatory and member approval. Upon completion of the transaction, ONMH will be a private stock company owned by Constellation.

The Account has evaluated for possible subsequent events through April 7, 2021, which is the date these financial statements were issued, and there are no other subsequent events to report.

(2)	Risk & Administrative Expense and Contract Charges

Although death benefit payments differ according to the investment performance of the underlying subaccounts, they are not affected by mortality or expense experience because NSLA assumes the expense risk and the mortality risk of the contracts. NSLA charges the Accounts' assets for assuming those risks.

The mortality risk results from a provision in the contract in which NSLA agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

At the end of each valuation period, NSLA charges a mortality and expense risk fee and a fee for recovery of administrative expenses. Both fees are calculated based on Contract Owner’s Equity at the end of the valuation period and pre-determined annualized rates as stated in the product prospectuses. Administrative expenses include costs associated with providing accounting, administrative, compliance, and legal services necessary to support issuance and maintenance of contracts. The expense risk assumed by NSLA is the risk that the deductions provided for in the variable annuity contracts may be insufficient to cover the actual costs to administer the terms stated in the contracts.

All other fees assessed on contracts, including surrender charges, annual contract fee, transfer fees, and fees from optional riders are charged to contracts upon a surrender, anniversary, or transfer event, respectively. Each of these charges are assessed through redemption of units, in an amount such that the value of the redeemed units at the end of the next valuation period are equivalent to the calculated dollar value of the charge.

The tables on the following pages illustrates product and contract level charges by product:

The following basic charges are assessed through reduction of daily unit values:

	NScore Xtra	NScore Lite	NScore Premier
Mortality and Expense Risk Fees	1.15%	1.15%	1.15%
Administrative Expenses	0.25%	0.25%	0.25%
Total expenses	1.40%	1.40%	1.40%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract).	$30	$30	$30
Transfer Fee – per transfer
(currently no charge for the first 12 transfers each contract year)	$10	$10	$10
Sales Charge made from purchase payments	No deduction	No deduction	No deduction
Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant's account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.	9% of surrender value in the first year to 0% in the ninth year	7% of surrender value in the first year to 0% in the fourth year	6% of surrender value in the first year to 0% in the seventh year
State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits:
These annual charges are the following percentages of the optional death benefit amounts:
Optional Annual Stepped-up Death Benefit	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%
Optional Guaranteed Minimum Death Benefit Rider: GMDBR80 Plus (1)	0.25%	0.25%	0.25%
GMDBR85 Plus (1)	0.45%	0.45%	0.45%
5% GMDBR80 Plus (1)	0.45%	0.45%	0.45%
5% GMDBR85 Plus (1)	0.70%	0.70%	0.70%
ARDBR (1)	0.60%	0.60%	0.60%
ARDBR 2009 (1)	0.85% to 1.40%	0.85% to 1.40%	0.85% to 1.40%
Premium Protection or Joint Premium Protection death benefit: Issue ages through 70 Issue ages 71 through 75 Premium Protection Plus or Joint Premium Protection Plus death benefit (1)	0.10% 0.25% 0.45% to 0.90%	0.10% 0.25% 0.45% to 0.90%	0.10% 0.25% 0.45% to 0.90%
Optional Enhanced Death Benefit ("GEB")
These annual charges are the following percentages of average variable account value:
GEB at issue ages through 70 (1)	0.15%	0.15%	0.15%
GEB at issue ages 71 through 75 (1)	0.30%	0.30%	0.30%
GEB "Plus" at issue ages through 70 (1)	0.30%	0.30%	0.30%
GEB "Plus" at issue ages 71 through 75 (1)	0.60%	0.60%	0.60%
Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”) These annual charges are the following percentage of your GLWB base: GLWB Preferred I.S. Joint GLWB Preferred I.S. GLWB Plus Joint GLWB Plus	NA NA 0.95% to 2.00% 1.20% to 2.40%	NA NA 0.95% to 2.00% 1.20% to 2.40%	1.00% to 2.00% 1.30% to 2.50% 0.95% to 2.00% 1.20% to 2.40%
Optional Guaranteed Minimum Income Benefit ("GMIB")
This annual charge is the following percentage of guaranteed income base.
GMIB (1)	0.45%	0.45%	0.45%
GMIB Plus (1)	0.50%	0.50%	0.50%
GMIB Plus with Five Year Reset (1)	0.50%	0.50%	0.50%
GMIB Plus with Annual Reset (1)	0.65%	0.65%	0.65%
GMIB Plus with Annual Reset 2009 (1)	0.95% to 1.50%	0.95% to 1.50%	0.95% to 1.50%
Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount: GPP (1) GPP 2012	0.20% to 0.55% 0.45% to 1.30%	0.20% to 0.55% 0.45% to 0.90%	0.20% to 0.55% 0.45% to 1.30%
Optional Guaranteed Principal Access (“GPA”)
This annual charge is the following percentage of the eligible contract value plus later purchase payments.
GPA with 8% guarantee (1)	0.50%	0.50%	0.50%
GPA with 7% guarantee (1)	0.40%	0.40%	0.40%

(1)	No longer available for purchase.

The following basic charges are assessed through reduction of daily unit values:
	NScore Value	NScore Lite II	NScore Xtra II
Mortality and Expense Risk Fees	0.75%	1.30%	1.50%
Administrative Expenses	0.15%	0.25%	0.25%
Total expenses	0.90%	1.55%	1.75%

The following charges are assessed through the redemption of units:
Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract).	$30	$30	$30
Transfer Fee – per transfer
(currently no charge for the first 12 transfers each contract year)	$10	$10	$10
Sales Charge made from purchase payments	No deduction	No deduction	No deduction

Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant's account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.	6% of surrender value in the first year to 0% in the seventh year	7% of surrender value in the first year to 0% in the fifth year	9% of surrender value in the first year to 0% in the tenth year
State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%
Optional Death Benefits:
These annual charges are the following percentages of the optional death benefit amounts:
Optional Annual Stepped-up Death Benefit	0.10% to 0.25%	0.25%	0.25%
Optional Guaranteed Minimum Death Benefit Rider: GMDBR80 Plus (1)	0.25%	0.25%	NA
GMDBR85 Plus (1)	0.45%	0.45%	NA
5% GMDBR80 Plus (1)	0.45%	0.45%	NA
5% GMDBR85 Plus (1)	0.70%	0.70%	NA
Annual Reset Death Benefit Rider:
ARDBR (1)	0.60%	0.60%	NA
ARDBR 2009 (1)	0.85% to 1.40%	0.85% to 1.40%	NA
ARDBR 2008 at issue ages through 74 (1)	NA	0.80% to 1.00%	NA
ARDBR 2008 at issue ages 75 through 78 (1)	NA	0.95% to 1.15%	NA
Premium Protection or Joint Premium Protection death benefit: Issue ages through 70 Issue ages 71 through 75 Premium Protection Plus or Joint Premium Protection Plus death benefit (1)	0.10% 0.25% 0.45% to 0.90%	0.10% 0.25% 0.45% to 0.90%	0.10% 0.25% 0.45% to 0.90%
Optional Enhanced Death Benefit ("GEB")
These annual charges are the following percentages of average variable account value:
GEB at issue ages through 70 (1)	0.15%	0.15%	NA
GEB at issue ages 71 through 75 (1)	0.30%	0.30%	NA
GEB "Plus" at issue ages through 70 (1)	0.30%	0.30%	NA
GEB "Plus" at issue ages 71 through 75 (1)	0.60%	0.60%	NA

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”) These annual charges are the following percentage of your GLWB base: GLWB Preferred I.S. Joint GLWB Preferred I.S. GLWB Plus Joint GLWB Plus	1.00% to 2.00% 1.30% to 2.50% 0.95% to 2.00% 1.20% to 2.40%	1.00% to 2.00% 1.30% to 2.50% 0.95% to 2.00% 1.20% to 2.40%	NA NA 0.95% to 2.00% 1.20% to 2.40%
Optional Guaranteed Minimum Income Benefit ("GMIB")
This annual charge is the following percentage of guaranteed income base.
GMIB (1)	0.45%	NA	NA
GMIB Plus (1)	0.50%	NA	NA
GMIB Plus with Five Year Reset (1)	0.50%	NA	NA
GMIB Plus with Annual Reset (1)	0.65%	0.65%	NA
GMIB Plus with Annual Reset 2009 (1)	0.95% to 1.50%	0.95% to 1.50%	0.95% to 1.50%
GMIB Plus with Annual Reset 2008 without investment restrictions (1)	NA	1.00% to 1.65%	NA
GMIB Plus with Annual Reset 2008 investment restrictions (1)	NA	0.85% to 1.50%	NA
Optional Guaranteed Principal Protection ("GPP")
This annual charge is the following percentage of average annual guaranteed principal amount. GPP (1) GPP 2012	0.20% to 0.55% 0.45% to 1.30%	0.55% 0.45% to 0.90%	0.55% 0.45% to 1.30%
Optional Guaranteed Principal Access (“GPA”)
This annual charge is the following percentage of the eligible contract value plus later purchase payments.
GPA with 8% guarantee (1)	0.50%	NA	NA
GPA with 7% guarantee (1)	0.40%	NA	NA

(1)	No longer available for purchase.

The following basic charges are assessed through reduction of daily unit values:
	NScore Lite III	NScore Premier II	NScore Flex
Mortality and Expense Risk Fees	1.40% to 1.45%	1.10%	1.40%
Administrative Expenses	0.25%	0.25%	0.35%
Total expenses	1.65% to 1.70%	1.35%	1.75%

The following charges are assessed through the redemption of units:
Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract).	$30	$30	$30
Transfer Fee – per transfer
(currently no charge for the first 12 transfers each contract year)	$10	$10	$10
Sales Charge made from purchase payments	No deduction	No deduction	No deduction
Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant's account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.	8% of surrender value in the first year to 0% in the fifth year	7% of surrender value in the first year to 0% in the eighth year	NA

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%
Optional Death Benefits:
These annual charges are the following percentages of the optional death benefit amounts:

Optional Annual Stepped-up Death Benefit

Premium Protection or Joint Premium Protection death benefit:

Issue ages through 70

Issue ages 71 through 75

Premium Protection Plus or Joint Premium

Protection Plus death benefit (1)

	0.25% 0.10% 0.25% 0.45% to 0.90%	0.25% 0.10% 0.25% 0.45% to 0.90%	0.25% 0.10% 0.25% 0.45% to 0.90%
Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”) These annual charges are the following percentage of your GLWB base: GLWB Preferred I.S. Joint GLWB Preferred I.S. GLWB Plus Joint GLWB Plus	1.00% to 2.00% 1.30% to 2.50% 0.95% to 2.00% 1.20% to 2.40%	1.00% to 2.00% 1.30% to 2.50% 0.95% to 2.00% 1.20% to 2.40%	1.00% to 2.00% 1.30% to 2.50% 0.95% to 2.00% 1.20% to 2.40%
Optional Guaranteed Minimum Income Benefit ("GMIB")
This annual charge is the following percentage of guaranteed income base.
GMIB Plus with Annual Reset 2009 (1)	0.95% to 1.50%	0.95% to 1.50%	0.95% to 1.50%
Optional Guaranteed Principal Protection ("GPP")
This annual charge is the following percentage of average annual guaranteed principal amount. GPP (1) GPP 2012	0.55% 0.45% to 1.30%	0.55% 0.45% to 1.30%	0.55% 0.45% to 0.90%

(1)	No longer available for purchase.

Further information regarding fees, terms, and availability is provided in the prospectus for each of the products listed.

The COVID-19 virus pandemic has continued to significantly impact the global economy and the market environment. Liquidity and performance of the subaccounts may be negatively impacted as a result of ongoing economic uncertainties caused by the pandemic. The values of the subaccounts in future financial statements may differ significantly from those presented for this period end.

(3)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the operations of NSLA, which is taxed as an insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon surrender or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the fund shares held in the Account or on capital gains realized by the Account upon redemption of the fund shares. Accordingly, NSLA does not provide income taxes within the Account.

(4)	Fund Mergers. Replacements, and Other Significant Transactions

Effective December 4, 2020 the U.S. Small-Mid Cap Equity of the Lazard Retirement Series, Inc. – Service Shares issued a reverse share split (1:2 split ratio).

Effective December 4, 2020, the ON Conservative Model of the Ohio National Fund Inc. merged into the ON Moderately Conservative Model of the Ohio National Fund Inc.

Effective May 29, 2020, the ON Foreign of the Ohio National Fund Inc. merged into the ON BlackRock Advantage International Equity of the Ohio National Fund Inc.

Effective December 27, 2019 the U.S. Equity Select of the Lazard Retirement Series, Inc. – Service Shares liquidated. The value on the day of liquidation was moved to the VIP Government Money Market of the Fidelity® Variable Insurance Products Fund - Service Class.

Effective May 1, 2019, the ON Equity and ON Capital Appreciation of the Ohio National Fund Inc. merged into the ON BlackRock Advantage Large Cap Core of the Ohio National Fund Inc.

Effective May 1, 2019, the ON ClearBridge Small Cap of the Ohio National Fund Inc. merged into the ON BlackRock Advantage Small Cap Growth of the Ohio National Fund Inc.

Effective May 1, 2019, the ON ICON Balanced of the Ohio National Fund Inc. merged into the ON BlackRock Balanced Allocation of the Ohio National Fund Inc.

(5)	Investments

In accordance with FASB ASC 820, Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses a market approach as the calculation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The Account categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

Level 1:	Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in privately-traded registered mutual funds with readily determinable NAV. The Account has the ability to redeem its interest in the funds with the investee at NAV daily.
Level 2:	Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.
Level 3:	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The only type of investments used by the subaccounts is open-end 1940 Act mutual funds. These funds are valued using daily Net Asset Values (NAVs), which are deemed to approximate fair value. As such, all funds are classified as Level 1 investments.

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2020 were as follows:

	Purchases	Sales
ONFI - ON Bond Subaccount	$179,329	$205,903
ONFI - ON BlackRock Balanced Allocation Subaccount	854,977	3,342,951
ONFI - ON BlackRock Advantage International Equity Subaccount	511,088	308,131
ONFI - ON Foreign Subaccount	10,970	295,944
ONFI - ON Janus Henderson Forty Subaccount	69,727	125,992
ONFI - ON Janus Henderson Venture Subaccount	230,312	899,803
ONFI - ON Janus Henderson Enterprise Subaccount	10,337	41,517
ONFI - ON S&P 500® Index Subaccount	619,104	1,758,177
ONFI - ON BlackRock Advantage Large Cap Value Subaccount	831,584	952,289
ONFI - ON Federated High Income Bond Subaccount	488,386	658,041
ONFI - ON Nasdaq-100® Index Subaccount	759,800	994,185
ONFI - ON BlackRock Advantage Large Cap Core Subaccount	382,720	2,114,082
ONFI - ON BlackRock Advantage Small Cap Growth Subaccount	426,555	1,853,763
ONFI - ON S&P MidCap 400® Index Subaccount	24,082	186,760
ONFI - ON BlackRock Advantage Large Cap Growth Subaccount	103,825	659,173
ONFI - ON Risk Managed Balanced Subaccount	627,411	1,593,990
ONFI - ON Conservative Model Subaccount	1,772,236	2,378,194
ONFI - ON Moderately Conservative Model Subaccount	2,635,011	395,185
ONFI - ON Balanced Model Subaccount	169,601	99,801
ONFI - ON Moderate Growth Model Subaccount	373,285	72,704
ONFI - ON Growth Model Subaccount	453,257	44,962
FIDS - VIP Government Money Market Subaccount	3,672,110	4,284,732
FID2 - VIP Mid Cap Subaccount	550,864	2,044,239
FID2 - VIP Contrafund® Subaccount	169,203	2,141,800
FID2 - VIP Growth Subaccount	312,351	102,380
FID2 - VIP Equity-Income Subaccount	386,373	256,896
FID2 - VIP Real Estate Subaccount	486,574	268,524
FID2 - VIP Target Volatility Subaccount	329,776	1,160,764
JASS - Janus Henderson Research Subaccount	98,229	492,964
JASS - Janus Henderson Global Research Subaccount	42,979	17,285
JASS - Janus Henderson Balanced Subaccount	1,599,805	781,814
JASS - Janus Henderson Overseas Subaccount	151,792	619,923
JASS - Janus Henderson U.S. Low Volatility Subaccount	3,063,301	4,263,879
JASS - Janus Henderson Flexible Bond Subaccount	37,953	44,947
LEGI - ClearBridge Variable Dividend Strategy Subaccount	177,092	553,447
LEGI - ClearBridge Variable Large Cap Value Subaccount	47,992	159,208
LEGI - QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	4,319,871	3,671,726
LEG2 - Western Asset Core Plus VIT Subaccount	1,834,617	2,060,312
WFVT - Opportunity Subaccount	1,951	479
MSV2 - VIF Core Plus Fixed Income Subaccount	356,207	133,822
MSV2 - VIF U.S. Real Estate Subaccount	259,922	101,456
MSV2 - VIF Growth Subaccount	453,929	259,893
GSVI - Large Cap Value Subaccount	295,614	273,618
GSVI - U.S. Equity Insights Subaccount	43,247	89,829
GSVI - Strategic Growth Subaccount	32,898	178,597
GSVS - Large Cap Value Subaccount	714,265	725,858
GSVS - U.S. Equity Insights Subaccount	15,776	17,744
GSVS - Strategic Growth Subaccount	78,715	71,911
GSVS - Global Trends Allocation Subaccount	423,218	785,981
LAZS - Emerging Markets Equity Subaccount	989,708	1,032,964
LAZS - U.S. Small-Mid Cap Equity Subaccount	103,434	79,565
LAZS - International Equity Subaccount	1,301,705	1,802,099
LAZS - Global Dynamic Multi-Asset Subaccount	607,006	1,285,989
PRS2 - Jennison 20/20 Focus Subaccount	6,842	155,332
PRS2 - Jennison Subaccount	55,788	76,081
JPMI - Small Cap Core Subaccount	99,951	176,955
JPMI - Mid Cap Value Subaccount	486,917	374,187
ABVB - VPS Growth & Income Subaccount	80,084	54,148
ABVB - VPS Small Cap Growth Subaccount	16,693	32,331
ABVB - VPS Dynamic Asset Allocation Subaccount	231,045	726,023
ABVB - VPS Global Risk Allocation-Moderate Subaccount	140,065	220,891
MFSI - New Discovery Subaccount	130,233	92,698
MFSI - Mid Cap Growth Subaccount	262,507	120,237
MFSI - Total Return Subaccount	151,240	359,386
MFS2 - Massachusetts Investors Growth Stock Subaccount	6,981	91,041
PVIA - Real Return Subaccount	1,396,254	2,171,156
PVIA - Total Return Subaccount	2,265,786	2,357,317
PVIA - Global Bond Opportunities Subaccount	61,851	113,832
PVIA - CommodityRealReturn® Strategy Subaccount	259,837	249,163
PVIA - Global Diversified Allocation Subaccount	2,953,294	2,713,348
PVIA - Short-Term Subaccount	244,422	63,580
PVIA - Low Duration Subaccount	433,634	369,617
BNYS - Appreciation Subaccount	67,921	177,692
ROYI - Small-Cap Subaccount	462,584	814,563
ROYI - Micro-Cap Subaccount	64,148	442,073
AIMI - Invesco V.I. International Growth Series II Subaccount	91,685	204,009
AIMI - Invesco V.I. Balanced-Risk Allocation Series II Subaccount	1,978,985	1,493,130
NBAS - AMT Mid Cap Intrinsic Value Subaccount	143,434	270,324
FRT2 - Franklin Income VIP Subaccount	81,152	58,628
FRT2 - Franklin Flex Cap Growth VIP Subaccount	7,044	25,155
FRT2 - Templeton Foreign VIP Subaccount	299,145	221,230
FRT5 - Franklin VolSmart Allocation VIP Subaccount	344,032	642,085
FRT4 - Franklin Income VIP Subaccount	173,365	299,627
FRT4 - Franklin Flex Cap Growth VIP Subaccount	93,112	396,135
FRT4 - Templeton Foreign VIP Subaccount	1,517,425	1,255,950
FRT4 - Franklin Allocation VIP Subaccount	227,958	82,415
FEDS - Kaufmann Fund II Service Shares Subaccount	91,328	112,824
FEDS - Managed Volatility Fund II Primary Shares Subaccount	630,023	1,050,778
FEDS - Managed Volatility Fund II Service Shares Subaccount	163,333	203,659
IVYV - VIP Asset Strategy Subaccount	159,573	495,304
IVYV - VIP Natural Resources Subaccount	45,959	43,528
IVYV - VIP Science and Technology Subaccount	221,727	267,133
NLV2 - TOPS® Managed Risk Balanced ETF Subaccount	364,149	744,397
NLV2 - TOPS® Managed Risk Moderate Growth ETF Subaccount	549,099	1,392,117
NLV2 - TOPS® Managed Risk Growth ETF Subaccount	178,890	532,069
NLV3 - TOPS® Managed Risk Balanced ETF Subaccount	44,737	52,363
NLV3 - TOPS® Managed Risk Moderate Growth ETF Subaccount	103,858	59,314
NLV3 - TOPS® Managed Risk Growth ETF Subaccount	77,018	96,763

(6)	Financial Highlights

The following is a summary of accumulation units, value per unit, fair value, expenses, total returns, and investment income ratios for each period ended December 31. The fair value indicated in the Financial Highlights represents the portion of contract owners' equity for contracts in the accumulation period only, and excludes the portion of contract owners' equity related to annuity reserves for contracts in the payment period. As such, fair value presented below equals the contract owners’ equity for Contracts in Accumulation Period as noted in the Statements of Assets and Contract Owners’ Equity, but may not agree to the total contract owner’s equity as presented in the Statements of Changes in Contract Owner’s Equity. Some of the information is presented as a range of minimum to maximum values. The range is determined by identifying the lowest and the highest expense rates during each period presented for the products with units outstanding at the end of each period, and presenting the expenses, values per unit and total returns that correspond to those products. Accordingly, some individual contract or product attributes may not be within the range presented.

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
ONFI - ON Equity Subaccount (note 4)	2018	480,753	$14.01 to $19.48	$6,708,227	0.90% to 1.75%	-15.31% to -14.60%	0.00%
ONFI - ON Equity Subaccount (note 4)	2017	497,721	$16.40 to $23.00	$8,177,658	0.90% to 1.75%	12.69% to 13.64%	0.00%
ONFI - ON Equity Subaccount (note 4)	2016	588,032	$14.43 to $20.41	$8,597,355	0.90% to 1.75%	10.77% to 11.71%	0.00%
ONFI - ON Bond Subaccount	2020	70,115	$13.87 to $25.12	$1,470,160	0.90% to 1.70%	7.76% to 8.61%	0.69%
ONFI - ON Bond Subaccount	2019	71,226	$12.87 to $23.13	$1,390,494	0.90% to 1.70%	12.81% to 13.70%	2.18%
ONFI - ON Bond Subaccount	2018	67,163	$11.41 to $20.34	$1,201,927	0.90% to 1.70%	-4.70% to -3.94%	0.00%
ONFI - ON Bond Subaccount	2017	72,022	$11.98 to $21.18	$1,349,589	0.90% to 1.70%	4.40% to 5.22%	0.00%
ONFI - ON Bond Subaccount	2016	66,166	$11.47 to $20.13	$1,167,116	0.90% to 1.70%	6.09% to 6.93%	0.00%
ONFI - ON BlackRock Balanced Allocation Subaccount	2020	751,586	$24.96 to $26.65	$18,989,770	0.90% to 1.75%	13.65% to 14.61%	0.19%
ONFI - ON BlackRock Balanced Allocation Subaccount	2019	859,287	$21.78 to $23.45	$19,036,654	0.90% to 1.75%	27.07% to 28.14%	1.67%
ONFI - ON BlackRock Balanced Allocation Subaccount	2018	8,054	$16.99 to $18.61	$131,504	0.90% to 1.65%	-15.97% to -15.34%	0.00%
ONFI - ON BlackRock Balanced Allocation Subaccount	2017	8,596	$20.07 to $22.15	$164,791	0.90% to 1.65%	19.10% to 19.98%	0.00%
ONFI - ON BlackRock Balanced Allocation Subaccount	2016	8,284	$15.25 to $16.73	$131,203	0.90% to 1.40%	8.71% to 9.25%	0.00%
ONFI - ON BlackRock Advantage International Equity Subaccount	2020	221,230	$13.41 to $14.40	$2,863,381	0.90% to 1.55%	5.11% to 5.79%	0.64%
ONFI - ON BlackRock Advantage International Equity Subaccount	2019	197,387	$12.76 to $13.62	$2,421,046	0.90% to 1.55%	18.88% to 19.64%	1.65%
ONFI - ON BlackRock Advantage International Equity Subaccount	2018	223,004	$10.73 to $11.38	$2,298,565	0.90% to 1.55%	-14.66% to -14.11%	0.00%
ONFI - ON BlackRock Advantage International Equity Subaccount	2017	223,965	$12.02 to $13.25	$2,700,054	0.90% to 1.40%	25.08% to 25.70%	0.00%
ONFI - ON BlackRock Advantage International Equity Subaccount	2016	285,256	$10.07 to $10.54	$2,748,750	0.90% to 1.55%	-6.33% to -5.73%	0.00%
ONFI - ON Capital Appreciation Subaccount (note 4)	2018	72,941	$20.05 to $36.82	$2,351,044	0.90% to 1.75%	-15.08% to -14.36%	0.00%
ONFI - ON Capital Appreciation Subaccount (note 4)	2017	78,609	$23.61 to $42.99	$2,964,998	0.90% to 1.75%	13.82% to 14.78%	0.00%
ONFI - ON Capital Appreciation Subaccount (note 4)	2016	94,368	$20.74 to $37.46	$3,129,188	0.90% to 1.75%	12.69% to 13.64%	0.00%
ONFI - ON Foreign Subaccount (note 4)	2019	17,297	$19.30 to $21.35	$338,553	0.90% to 1.40%	8.65% to 9.19%	1.64%
ONFI - ON Foreign Subaccount (note 4)	2018	17,122	$17.77 to $19.55	$308,255	0.90% to 1.40%	-16.80% to -16.38%	0.00%
ONFI - ON Foreign Subaccount (note 4)	2017	16,872	$21.35 to $23.38	$364,555	0.90% to 1.40%	18.19% to 18.78%	0.00%
ONFI - ON Foreign Subaccount (note 4)	2016	17,759	$18.07 to $19.68	$324,600	0.90% to 1.40%	-8.82% to -8.36%	0.00%
ONFI - ON Janus Henderson Forty Subaccount	2020	30,597	$29.33 to $48.32	$936,473	0.90% to 1.70%	35.56% to 36.64%	0.00%
ONFI - ON Janus Henderson Forty Subaccount	2019	32,130	$21.46 to $35.64	$735,166	0.90% to 1.70%	32.63% to 33.68%	0.00%
ONFI - ON Janus Henderson Forty Subaccount	2018	32,657	$16.06 to $26.87	$552,176	0.90% to 1.70%	3.45% to 4.27%	0.00%
ONFI - ON Janus Henderson Forty Subaccount	2017	39,226	$15.40 to $25.98	$629,133	0.90% to 1.70%	25.55% to 26.54%	0.00%
ONFI - ON Janus Henderson Forty Subaccount	2016	42,046	$12.17 to $20.69	$542,244	0.90% to 1.70%	1.72% to 2.52%	0.00%
ONFI - ON Janus Henderson Venture Subaccount	2020	106,093	$29.27 to $44.82	$3,137,566	0.90% to 1.70%	31.79% to 32.84%	0.12%
ONFI - ON Janus Henderson Venture Subaccount	2019	131,283	$22.04 to $34.01	$2,957,572	0.90% to 1.70%	26.46% to 27.46%	0.00%
ONFI - ON Janus Henderson Venture Subaccount	2018	153,193	$17.29 to $26.78	$2,781,897	0.90% to 1.75%	-7.99% to -7.21%	0.00%
ONFI - ON Janus Henderson Venture Subaccount	2017	166,535	$18.63 to $29.11	$3,270,049	0.90% to 1.75%	21.85% to 22.87%	0.00%
ONFI - ON Janus Henderson Venture Subaccount	2016	188,802	$15.16 to $23.89	$3,058,688	0.90% to 1.75%	4.57% to 5.45%	0.00%
ONFI - ON Janus Henderson Enterprise Subaccount	2020	11,442	$42.06 to $47.05	$484,438	0.90% to 1.40%	17.50% to 18.08%	0.08%
ONFI - ON Janus Henderson Enterprise Subaccount	2019	12,342	$35.79 to $39.84	$444,352	0.90% to 1.40%	34.69% to 35.35%	0.00%
ONFI - ON Janus Henderson Enterprise Subaccount	2018	13,039	$26.58 to $29.44	$348,315	0.90% to 1.40%	-4.56% to -4.08%	0.00%
ONFI - ON Janus Henderson Enterprise Subaccount	2017	15,495	$23.08 to $30.69	$432,779	0.90% to 1.55%	25.17% to 25.97%	0.00%
ONFI - ON Janus Henderson Enterprise Subaccount	2016	21,431	$18.44 to $24.36	$470,302	0.90% to 1.55%	0.02% to 0.67%	0.00%
ONFI - ON S&P 500® Index Subaccount	2020	314,439	$35.63 to $39.56	$11,428,813	0.90% to 1.75%	15.96% to 16.94%	0.39%
ONFI - ON S&P 500® Index Subaccount	2019	350,592	$30.73 to $33.83	$10,977,013	0.90% to 1.75%	28.72% to 29.80%	1.24%
ONFI - ON S&P 500® Index Subaccount	2018	399,786	$23.87 to $26.06	$9,680,258	0.90% to 1.75%	-6.42% to -5.63%	0.00%
ONFI - ON S&P 500® Index Subaccount	2017	438,675	$25.51 to $27.62	$11,297,122	0.90% to 1.75%	19.30% to 20.30%	0.00%
ONFI - ON S&P 500® Index Subaccount	2016	446,255	$21.39 to $22.96	$9,580,370	0.90% to 1.75%	9.54% to 10.46%	0.00%
ONFI - ON BlackRock Advantage Large Cap Value Subaccount	2020	322,017	$23.79 to $24.57	$7,275,419	0.90% to 1.75%	1.87% to 2.73%	0.95%
ONFI - ON BlackRock Advantage Large Cap Value Subaccount	2019	322,009	$23.15 to $24.11	$7,138,399	0.90% to 1.75%	17.16% to 18.14%	2.92%
ONFI - ON BlackRock Advantage Large Cap Value Subaccount	2018	365,546	$19.60 to $20.58	$6,896,677	0.90% to 1.75%	-10.03% to -9.27%	0.00%
ONFI - ON BlackRock Advantage Large Cap Value Subaccount	2017	408,177	$21.60 to $22.88	$8,525,648	0.90% to 1.75%	12.65% to 13.60%	0.00%
ONFI - ON BlackRock Advantage Large Cap Value Subaccount	2016	447,094	$19.01 to $20.31	$8,289,288	0.90% to 1.75%	8.97% to 9.89%	0.00%

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
ONFI - ON Federated High Income Bond Subaccount	2020	189,635	$16.99 to $31.66	$4,857,017	0.90% to 1.75%	4.43% to 5.31%	1.54%
ONFI - ON Federated High Income Bond Subaccount	2019	199,396	$16.27 to $30.06	$4,848,669	0.90% to 1.75%	13.31% to 14.26%	3.95%
ONFI - ON Federated High Income Bond Subaccount	2018	233,843	$14.36 to $26.31	$4,903,490	0.90% to 1.75%	-4.93% to -4.12%	0.00%
ONFI - ON Federated High Income Bond Subaccount	2017	265,018	$15.11 to $27.44	$5,814,728	0.90% to 1.75%	5.13% to 6.01%	0.00%
ONFI - ON Federated High Income Bond Subaccount	2016	284,581	$14.37 to $25.89	$5,904,960	0.90% to 1.75%	12.45% to 13.39%	0.00%
ONFI - ON ClearBridge Small Cap Subaccount (note 4)	2018	82,334	$21.95 to $49.02	$3,050,043	0.90% to 1.75%	-10.78% to -10.02%	0.00%
ONFI - ON ClearBridge Small Cap Subaccount (note 4)	2017	88,933	$24.61 to $54.48	$3,705,835	0.90% to 1.75%	10.28% to 11.21%	0.00%
ONFI - ON ClearBridge Small Cap Subaccount (note 4)	2016	106,848	$22.31 to $48.99	$3,953,938	0.90% to 1.75%	25.82% to 26.88%	0.00%
ONFI - ON Nasdaq-100® Index Subaccount	2020	143,840	$29.45 to $65.40	$4,134,731	0.90% to 1.70%	45.84% to 47.00%	0.17%
ONFI - ON Nasdaq-100® Index Subaccount	2019	157,587	$20.04 to $44.85	$3,090,323	0.90% to 1.70%	36.54% to 37.62%	0.47%
ONFI - ON Nasdaq-100® Index Subaccount	2018	198,258	$14.56 to $32.85	$2,830,964	0.90% to 1.70%	-2.09% to -1.31%	0.00%
ONFI - ON Nasdaq-100® Index Subaccount	2017	198,288	$14.75 to $33.55	$2,853,441	0.90% to 1.70%	30.20% to 31.23%	0.00%
ONFI - ON Nasdaq-100® Index Subaccount	2016	187,868	$11.24 to $25.77	$2,064,650	0.90% to 1.70%	4.91% to 5.74%	0.00%
ONFI - ON BlackRock Advantage Large Cap Core Subaccount	2020	374,042	$32.33 to $39.32	$13,302,034	0.90% to 1.75%	15.52% to 16.50%	0.19%
ONFI - ON BlackRock Advantage Large Cap Core Subaccount	2019	425,876	$27.98 to $33.76	$13,065,197	0.90% to 1.75%	31.30% to 32.41%	0.96%
ONFI - ON BlackRock Advantage Large Cap Core Subaccount	2018	143,268	$21.31 to $25.49	$3,289,972	0.90% to 1.75%	-19.39% to -18.70%	0.00%
ONFI - ON BlackRock Advantage Large Cap Core Subaccount	2017	148,691	$26.44 to $31.36	$4,228,740	0.90% to 1.75%	23.66% to 24.69%	0.00%
ONFI - ON BlackRock Advantage Large Cap Core Subaccount	2016	179,819	$21.38 to $25.15	$4,119,403	0.90% to 1.75%	9.85% to 10.78%	0.00%
ONFI - ON BlackRock Advantage Small Cap Growth Subaccount	2020	154,462	$34.18 to $36.23	$5,213,308	0.90% to 1.75%	32.02% to 33.14%	0.00%
ONFI - ON BlackRock Advantage Small Cap Growth Subaccount	2019	200,365	$25.89 to $27.21	$5,109,547	0.90% to 1.75%	31.76% to 32.87%	0.09%
ONFI - ON BlackRock Advantage Small Cap Growth Subaccount	2018	87,999	$19.65 to $20.48	$1,688,235	0.90% to 1.75%	-6.82% to -6.03%	0.00%
ONFI - ON BlackRock Advantage Small Cap Growth Subaccount	2017	102,341	$21.09 to $21.79	$2,098,719	0.90% to 1.75%	19.49% to 20.49%	0.00%
ONFI - ON BlackRock Advantage Small Cap Growth Subaccount	2016	122,064	$17.65 to $18.09	$2,087,956	0.90% to 1.75%	2.74% to 3.61%	0.00%
ONFI - ON ICON Balanced Subaccount (note 4)	2018	1,124,592	$14.39 to $19.15	$18,243,011	0.90% to 1.75%	-12.12% to -11.38%	0.00%
ONFI - ON ICON Balanced Subaccount (note 4)	2017	1,318,694	$16.37 to $21.60	$24,422,294	0.90% to 1.75%	9.02% to 9.94%	0.00%
ONFI - ON ICON Balanced Subaccount (note 4)	2016	1,380,439	$15.01 to $19.65	$23,432,300	0.90% to 1.75%	2.78% to 3.65%	0.00%
ONFI - ON S&P MidCap 400® Index Subaccount	2020	51,591	$21.50 to $25.98	$1,040,930	0.90% to 1.55%	11.59% to 12.31%	0.15%
ONFI - ON S&P MidCap 400® Index Subaccount	2019	61,680	$19.14 to $23.28	$1,115,374	0.90% to 1.55%	23.66% to 24.46%	0.82%
ONFI - ON S&P MidCap 400® Index Subaccount	2018	71,871	$15.38 to $18.83	$1,042,256	0.90% to 1.55%	-12.81% to -12.25%	0.00%
ONFI - ON S&P MidCap 400® Index Subaccount	2017	74,760	$16.51 to $17.53	$1,236,304	0.90% to 1.40%	13.89% to 14.45%	0.00%
ONFI - ON S&P MidCap 400® Index Subaccount	2016	78,123	$14.49 to $15.32	$1,134,193	0.90% to 1.40%	7.97% to 8.51%	0.00%
ONFI - ON BlackRock Advantage Large Cap Growth Subaccount	2020	62,420	$34.56 to $40.70	$2,164,994	0.90% to 1.65%	31.79% to 32.77%	0.19%
ONFI - ON BlackRock Advantage Large Cap Growth Subaccount	2019	82,572	$26.03 to $30.88	$2,175,553	0.90% to 1.65%	36.43% to 37.44%	0.44%
ONFI - ON BlackRock Advantage Large Cap Growth Subaccount	2018	102,766	$18.94 to $22.45	$1,985,139	0.90% to 1.75%	-16.36% to -15.65%	0.00%
ONFI - ON BlackRock Advantage Large Cap Growth Subaccount	2017	110,203	$22.45 to $26.84	$2,538,036	0.90% to 1.75%	27.48% to 28.55%	0.00%
ONFI - ON BlackRock Advantage Large Cap Growth Subaccount	2016	129,847	$17.46 to $21.05	$2,346,619	0.90% to 1.75%	5.89% to 6.78%	0.00%
ONFI - ON Risk Managed Balanced Subaccount	2020	439,756	$17.63 to $18.64	$7,930,097	0.90% to 1.75%	20.05% to 21.06%	0.28%
ONFI - ON Risk Managed Balanced Subaccount	2019	507,672	$14.68 to $15.40	$7,608,099	0.90% to 1.75%	23.01% to 24.05%	1.07%
ONFI - ON Risk Managed Balanced Subaccount	2018	526,916	$11.94 to $12.41	$6,390,606	0.90% to 1.75%	-2.49% to -1.66%	0.00%
ONFI - ON Risk Managed Balanced Subaccount	2017	591,171	$12.24 to $12.62	$7,323,401	0.90% to 1.75%	15.61% to 16.59%	0.00%
ONFI - ON Risk Managed Balanced Subaccount	2016	583,323	$10.59 to $10.83	$6,229,414	0.90% to 1.75%	1.97% to 2.83%	0.00%
ONFI - ON Conservative Model Subaccount (note 4)	2019	33,954	$11.11 to $11.27	$378,265	0.90% to 1.40%	11.62% to 12.17%	5.38%
ONFI - ON Moderately Conservative Model Subaccount	2020	201,425	$12.43 to $12.67	$2,505,537	0.90% to 1.40%	9.89% to 10.44%	0.00%
ONFI - ON Moderately Conservative Model Subaccount	2019	11,384	$11.31 to $11.47	$129,292	0.90% to 1.40%	14.97% to 15.54%	2.38%
ONFI - ON Balanced Model Subaccount	2020	139,944	$12.70 to $13.09	$1,818,530	0.90% to 1.70%	11.86% to 12.75%	0.00%
ONFI - ON Balanced Model Subaccount	2019	133,140	$11.36 to $11.61	$1,539,399	0.90% to 1.70%	17.47% to 18.40%	1.55%
ONFI - ON Balanced Model Subaccount	2018	115,971	$9.67 to $9.81	$1,134,404	0.90% to 1.70%	-9.32% to -8.60%	0.00%
ONFI - ON Balanced Model Subaccount	2017	129,601	$10.66 to $10.73	$1,388,671	0.90% to 1.70%	6.61%(a) to 7.30%(b)	0.00%
ONFI - ON Moderate Growth Model Subaccount	2020	193,401	$13.36 to $13.75	$2,617,479	0.90% to 1.65%	13.85% to 14.70%	0.00%
ONFI - ON Moderate Growth Model Subaccount	2019	169,368	$11.74 to $11.99	$2,002,583	0.90% to 1.65%	21.80% to 22.70%	1.08%
ONFI - ON Moderate Growth Model Subaccount	2018	170,771	$9.64 to $9.77	$1,653,511	0.90% to 1.65%	-11.60% to -10.94%	0.00%
ONFI - ON Moderate Growth Model Subaccount	2017	152,194	$10.90 to $10.92	$1,661,689	1.40% to 1.65%	9.02%(a) to 9.24%(b)	0.00%

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
ONFI - ON Growth Model Subaccount	2020	63,690	$14.03 to $14.30	$904,391	0.90% to 1.40%	17.03% to 17.62%	0.00%
ONFI - ON Growth Model Subaccount	2019	27,743	$11.99 to $12.01	$332,828	1.35% to 1.40%	24.73% to 24.79%	0.98%
ONFI - ON Growth Model Subaccount	2018	23,655	$9.62	$227,582	1.35%	-12.76%	0.00%
ONFI - ON Growth Model Subaccount	2017	10,893	$11.03	$120,116	1.35%	10.27%(c)	0.00%
FIDS - VIP Government Money Market Subaccount	2020	157,930	$8.75 to $12.16	$1,708,901	0.90% to 1.70%	-1.40% to -0.62%	0.27%
FIDS - VIP Government Money Market Subaccount	2019	202,410	$8.88 to $12.24	$2,320,925	0.90% to 1.70%	0.21% to 1.01%	1.87%
FIDS - VIP Government Money Market Subaccount	2018	167,751	$8.86 to $12.12	$1,866,101	0.90% to 1.70%	-0.16% to 0.64%	1.58%
FIDS - VIP Government Money Market Subaccount	2017	204,267	$8.87 to $12.04	$2,287,158	0.90% to 1.70%	-1.10% to -0.32%	0.56%
FIDS - VIP Government Money Market Subaccount	2016	264,572	$8.97 to $12.08	$3,007,264	0.90% to 1.70%	-1.31%(a) to -0.65%(b)	0.12%
FID2 - VIP Mid Cap Subaccount	2020	153,135	$25.32 to $56.09	$6,516,262	0.90% to 1.75%	15.83% to 16.81%	0.39%
FID2 - VIP Mid Cap Subaccount	2019	188,866	$21.86 to $48.02	$7,010,207	0.90% to 1.75%	21.05% to 22.07%	0.67%
FID2 - VIP Mid Cap Subaccount	2018	215,133	$18.06 to $39.34	$6,533,632	0.90% to 1.75%	-16.25% to -15.54%	0.40%
FID2 - VIP Mid Cap Subaccount	2017	225,606	$21.56 to $46.57	$8,166,453	0.90% to 1.75%	18.47% to 19.46%	0.49%
FID2 - VIP Mid Cap Subaccount	2016	251,084	$18.20 to $38.98	$7,591,696	0.90% to 1.75%	10.00% to 10.92%	0.29%
FID2 - VIP Contrafund® Subaccount	2020	140,817	$36.08 to $43.35	$5,507,146	0.90% to 1.70%	28.05% to 29.07%	0.09%
FID2 - VIP Contrafund® Subaccount	2019	199,023	$28.17 to $33.58	$6,089,622	0.90% to 1.70%	29.08% to 30.10%	0.21%
FID2 - VIP Contrafund® Subaccount	2018	222,173	$21.83 to $25.81	$5,238,364	0.90% to 1.70%	-8.21% to -7.48%	0.44%
FID2 - VIP Contrafund® Subaccount	2017	250,479	$23.78 to $27.90	$6,436,482	0.90% to 1.70%	19.56% to 20.51%	0.78%
FID2 - VIP Contrafund® Subaccount	2016	260,310	$19.89 to $23.15	$5,562,164	0.90% to 1.70%	5.93% to 6.77%	0.62%
FID2 - VIP Growth Subaccount	2020	27,612	$31.61 to $52.19	$980,767	0.90% to 1.65%	41.21% to 42.27%	0.04%
FID2 - VIP Growth Subaccount	2019	22,230	$22.22 to $36.95	$570,244	0.90% to 1.65%	31.80% to 32.78%	0.05%
FID2 - VIP Growth Subaccount	2018	23,365	$16.73 to $28.04	$451,089	0.90% to 1.65%	-2.06% to -1.33%	0.04%
FID2 - VIP Growth Subaccount	2017	22,413	$16.96 to $28.63	$440,123	0.90% to 1.65%	32.63% to 33.62%	0.07%
FID2 - VIP Growth Subaccount	2016	17,957	$12.69 to $21.10	$250,355	0.90% to 1.55%	-0.99% to -0.35%	0.00%
FID2 - VIP Equity-Income Subaccount	2020	52,968	$24.65 to $29.03	$1,429,100	0.90% to 1.55%	4.81% to 5.49%	1.74%
FID2 - VIP Equity-Income Subaccount	2019	50,093	$23.52 to $27.52	$1,290,245	0.90% to 1.55%	25.17% to 25.97%	1.93%
FID2 - VIP Equity-Income Subaccount	2018	51,999	$18.79 to $21.85	$1,068,499	0.90% to 1.55%	-9.94% to -9.36%	1.98%
FID2 - VIP Equity-Income Subaccount	2017	62,881	$20.86 to $24.10	$1,428,208	0.90% to 1.55%	10.94% to 11.65%	1.52%
FID2 - VIP Equity-Income Subaccount	2016	66,251	$20.22 to $21.59	$1,355,043	0.90% to 1.40%	16.08% to 16.66%	2.28%
FID2 - VIP Real Estate Subaccount	2020	125,749	$17.38 to $20.69	$2,257,221	0.90% to 1.75%	-8.40% to -7.62%	1.95%
FID2 - VIP Real Estate Subaccount	2019	118,239	$18.81 to $22.58	$2,314,071	0.90% to 1.75%	20.83% to 21.85%	1.43%
FID2 - VIP Real Estate Subaccount	2018	133,750	$15.44 to $18.69	$2,160,119	0.90% to 1.75%	-8.07% to -7.29%	2.51%
FID2 - VIP Real Estate Subaccount	2017	149,322	$16.65 to $20.33	$2,609,751	0.90% to 1.75%	1.99% to 2.85%	1.58%
FID2 - VIP Real Estate Subaccount	2016	154,133	$16.19 to $19.93	$2,630,995	0.90% to 1.75%	3.65% to 4.52%	1.27%
FID2 - VIP Target Volatility Subaccount	2020	481,202	$15.52 to $16.57	$7,689,486	0.90% to 1.75%	7.11% to 8.02%	1.24%
FID2 - VIP Target Volatility Subaccount	2019	550,961	$14.49 to $15.34	$8,184,329	0.90% to 1.75%	16.61% to 17.59%	1.36%
FID2 - VIP Target Volatility Subaccount	2018	603,838	$12.42 to $13.05	$7,666,830	0.90% to 1.75%	-7.62% to -6.84%	1.55%
FID2 - VIP Target Volatility Subaccount	2017	600,057	$13.45 to $14.01	$8,212,470	0.90% to 1.75%	14.30% to 15.26%	1.15%
FID2 - VIP Target Volatility Subaccount	2016	599,772	$11.77 to $12.15	$7,151,687	0.90% to 1.75%	3.25% to 4.12%	1.09%
JASS - Janus Henderson Research Subaccount	2020	17,698	$24.27 to $38.04	$405,364	0.90% to 1.55%	30.55% to 31.39%	0.29%
JASS - Janus Henderson Research Subaccount	2019	46,422	$18.47 to $29.14	$791,717	0.90% to 1.55%	33.16% to 34.02%	0.29%
JASS - Janus Henderson Research Subaccount	2018	56,757	$13.78 to $21.88	$725,302	0.90% to 1.55%	-4.33% to -3.71%	0.35%
JASS - Janus Henderson Research Subaccount	2017	63,966	$14.31 to $22.87	$855,357	0.90% to 1.55%	25.61% to 26.42%	0.26%
JASS - Janus Henderson Research Subaccount	2016	56,593	$11.32 to $18.21	$595,757	0.90% to 1.55%	-1.26% to -0.62%	0.38%
JASS - Janus Henderson Global Research Subaccount	2020	12,470	$26.01 to $26.83	$182,680	1.35% to 1.65%	17.81% to 18.16%	0.64%
JASS - Janus Henderson Global Research Subaccount	2019	10,859	$22.07 to $22.70	$135,076	1.35% to 1.65%	26.62% to 27.00%	0.85%
JASS - Janus Henderson Global Research Subaccount	2018	12,034	$17.43 to $17.88	$117,427	1.35% to 1.65%	-8.60% to -8.33%	0.97%
JASS - Janus Henderson Global Research Subaccount	2017	12,502	$19.07 to $19.50	$132,803	1.35% to 1.65%	24.63% to 25.00%	0.68%
JASS - Janus Henderson Global Research Subaccount	2016	13,121	$15.30 to $15.60	$111,551	1.35% to 1.65%	0.16% to 0.46%	0.94%
JASS - Janus Henderson Balanced Subaccount	2020	213,674	$24.09 to $34.37	$5,905,164	0.90% to 1.70%	12.12% to 13.01%	2.08%
JASS - Janus Henderson Balanced Subaccount	2019	191,305	$21.48 to $30.41	$4,572,644	0.90% to 1.70%	20.23% to 21.18%	1.66%
JASS - Janus Henderson Balanced Subaccount	2018	187,611	$17.87 to $25.10	$3,687,149	0.90% to 1.70%	-1.26% to -0.47%	1.73%
JASS - Janus Henderson Balanced Subaccount	2017	99,434	$18.10 to $25.22	$2,023,314	0.90% to 1.70%	16.17% to 17.08%	1.39%
JASS - Janus Henderson Balanced Subaccount	2016	73,792	$15.58 to $21.54	$1,405,174	0.90% to 1.70%	2.58% to 3.39%	1.93%
JASS - Janus Henderson Overseas Subaccount	2020	180,965	$11.42 to $16.96	$2,784,100	0.90% to 1.65%	14.13% to 14.98%	1.19%
JASS - Janus Henderson Overseas Subaccount	2019	220,454	$10.01 to $14.75	$2,960,598	0.90% to 1.65%	24.65% to 25.58%	1.80%
JASS - Janus Henderson Overseas Subaccount	2018	256,257	$8.03 to $11.75	$2,753,841	0.90% to 1.65%	-16.52% to -15.90%	1.64%
JASS - Janus Henderson Overseas Subaccount	2017	267,620	$9.62 to $13.97	$3,424,874	0.90% to 1.65%	28.69% to 29.64%	1.58%
JASS - Janus Henderson Overseas Subaccount	2016	313,043	$7.47 to $10.78	$3,092,701	0.90% to 1.65%	-8.22% to -7.54%	4.64%
JASS - Janus Henderson U.S. Low Volatility Subaccount	2020	1,068,504	$21.07 to $22.58	$23,128,547	0.90% to 1.75%	1.72% to 2.58%	1.98%
JASS - Janus Henderson U.S. Low Volatility Subaccount	2019	1,209,209	$20.71 to $22.01	$25,655,921	0.90% to 1.75%	25.84% to 26.90%	1.64%
JASS - Janus Henderson U.S. Low Volatility Subaccount	2018	1,390,021	$16.46 to $17.35	$23,355,546	0.90% to 1.75%	-6.23% to -5.44%	1.71%

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
JASS - Janus Henderson U.S. Low Volatility Subaccount	2017	1,483,370	$17.55 to $18.34	$26,486,938	0.90% to 1.75%	13.47% to 14.42%	1.38%
JASS - Janus Henderson U.S. Low Volatility Subaccount	2016	1,438,483	$15.47 to $16.03	$22,560,327	0.90% to 1.75%	7.82% to 8.73%	1.52%
JASS - Janus Henderson Flexible Bond Subaccount	2020	20,025	$11.48 to $11.96	$233,157	0.90% to 1.70%	8.40% to 9.27%	2.46%
JASS - Janus Henderson Flexible Bond Subaccount	2019	20,830	$10.59 to $10.94	$223,451	0.90% to 1.70%	7.45% to 8.30%	2.74%
JASS - Janus Henderson Flexible Bond Subaccount	2018	33,121	$9.86 to $10.10	$328,325	0.90% to 1.70%	-2.95% to -2.17%	2.69%
JASS - Janus Henderson Flexible Bond Subaccount	2017	32,766	$10.19 to $10.33	$334,187	0.90% to 1.55%	1.78% to 2.43%	2.54%
JASS - Janus Henderson Flexible Bond Subaccount	2016	31,902	$10.01	$319,345	1.55%	0.66%	2.75%
LEGI - ClearBridge Variable Dividend Strategy Subaccount	2020	21,114	$30.84 to $35.48	$704,071	0.90% to 1.55%	6.02% to 6.71%	1.34%
LEGI - ClearBridge Variable Dividend Strategy Subaccount	2019	32,634	$29.08 to $33.25	$1,050,675	0.90% to 1.55%	29.58% to 30.42%	1.86%
LEGI - ClearBridge Variable Dividend Strategy Subaccount	2018	26,442	$22.44 to $25.49	$648,759	0.90% to 1.55%	-6.32% to -5.71%	1.57%
LEGI - ClearBridge Variable Dividend Strategy Subaccount	2017	26,762	$23.96 to $27.04	$697,343	0.90% to 1.55%	17.36% to 18.11%	1.60%
LEGI - ClearBridge Variable Dividend Strategy Subaccount	2016	21,109	$20.87 to $22.89	$464,638	0.90% to 1.40%	13.40% to 13.96%	1.66%
LEGI - ClearBridge Variable Large Cap Value Subaccount	2020	8,432	$28.15 to $37.42	$298,293	0.90% to 1.65%	3.53% to 4.31%	1.10%
LEGI - ClearBridge Variable Large Cap Value Subaccount	2019	12,746	$27.19 to $35.88	$441,545	0.90% to 1.65%	26.79% to 27.73%	1.59%
LEGI - ClearBridge Variable Large Cap Value Subaccount	2018	18,197	$21.45 to $28.09	$490,635	0.90% to 1.65%	-10.36% to -9.69%	1.55%
LEGI - ClearBridge Variable Large Cap Value Subaccount	2017	20,459	$23.93 to $31.10	$604,608	0.90% to 1.65%	12.98% to 13.81%	1.44%
LEGI - ClearBridge Variable Large Cap Value Subaccount	2016	19,778	$21.18 to $27.33	$511,782	0.90% to 1.65%	11.17% to 11.99%	1.60%
LEGI - QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	2020	3,023,620	$12.60 to $13.59	$39,182,859	0.90% to 1.75%	-9.63% to -8.87%	1.95%
LEGI - QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	2019	2,985,927	$13.94 to $14.91	$42,689,654	0.90% to 1.75%	13.86% to 14.82%	2.28%
LEGI - QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	2018	3,173,984	$12.25 to $12.99	$39,728,200	0.90% to 1.75%	-8.66% to -7.88%	1.72%
LEGI - QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	2017	3,523,981	$13.41 to $14.10	$48,119,155	0.90% to 1.75%	12.11% to 13.06%	1.50%
LEGI - QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	2016	3,708,395	$11.96 to $12.47	$45,032,186	0.90% to 1.75%	-1.92% to -1.09%	1.18%
LEG2 - Western Asset Core Plus VIT Subaccount	2020	719,345	$11.95 to $12.48	$8,778,679	0.90% to 1.75%	7.17% to 8.08%	1.87%
LEG2 - Western Asset Core Plus VIT Subaccount	2019	752,204	$11.15 to $11.55	$8,535,294	0.90% to 1.75%	9.90% to 10.82%	4.10%
LEG2 - Western Asset Core Plus VIT Subaccount	2018	778,381	$10.15 to $10.42	$8,002,014	0.90% to 1.75%	-4.33% to -3.52%	3.42%
LEG2 - Western Asset Core Plus VIT Subaccount	2017	889,788	$10.61 to $10.80	$9,522,715	0.90% to 1.75%	3.88% to 4.75%	3.90%
LEG2 - Western Asset Core Plus VIT Subaccount	2016	926,068	$10.21 to $10.31	$9,502,665	0.90% to 1.75%	2.38% to 3.25%	6.80%
WFVT - Opportunity Subaccount	2020	592	$49.68	$29,428	1.40%	19.33%	0.44%
WFVT - Opportunity Subaccount	2019	596	$41.63	$24,796	1.40%	29.65%	0.28%
WFVT - Opportunity Subaccount	2018	599	$32.11	$19,239	1.40%	-8.44%	0.19%
WFVT - Opportunity Subaccount	2017	602	$35.07	$21,127	1.40%	18.78%	0.67%
WFVT - Opportunity Subaccount	2016	606	$29.53	$17,885	1.40%	10.68%	2.03%
MSV2 - VIF Core Plus Fixed Income Subaccount	2020	66,704	$13.88 to $19.72	$1,117,400	0.90% to 1.65%	5.80% to 6.59%	2.33%
MSV2 - VIF Core Plus Fixed Income Subaccount	2019	55,045	$13.12 to $18.51	$864,432	0.90% to 1.65%	8.82% to 9.62%	4.21%
MSV2 - VIF Core Plus Fixed Income Subaccount	2018	38,060	$12.06 to $16.88	$550,486	0.90% to 1.65%	-2.53% to -1.80%	2.34%
MSV2 - VIF Core Plus Fixed Income Subaccount	2017	39,079	$12.37 to $17.19	$566,283	0.90% to 1.65%	4.18% to 4.95%	2.87%
MSV2 - VIF Core Plus Fixed Income Subaccount	2016	32,742	$11.88 to $16.38	$470,933	0.90% to 1.65%	4.14% to 4.92%	1.69%
MSV2 - VIF U.S. Real Estate Subaccount	2020	39,242	$16.45 to $33.41	$1,072,770	0.90% to 1.70%	-18.49% to -17.84%	2.62%
MSV2 - VIF U.S. Real Estate Subaccount	2019	33,957	$20.18 to $40.67	$1,130,387	0.90% to 1.70%	16.69% to 17.62%	1.66%
MSV2 - VIF U.S. Real Estate Subaccount	2018	40,148	$17.29 to $34.57	$1,114,341	0.90% to 1.70%	-9.52% to -8.79%	2.46%
MSV2 - VIF U.S. Real Estate Subaccount	2017	40,785	$21.95 to $37.91	$1,287,763	0.90% to 1.55%	1.30% to 1.95%	1.30%
MSV2 - VIF U.S. Real Estate Subaccount	2016	41,755	$21.67 to $37.18	$1,309,269	0.90% to 1.55%	4.92% to 5.60%	1.07%
MSV2 - VIF Growth Subaccount	2020	31,632	$88.63 to $93.92	$2,875,377	0.90% to 1.55%	113.45% to 114.83%	0.00%
MSV2 - VIF Growth Subaccount	2019	32,286	$41.52 to $43.72	$1,371,305	0.90% to 1.55%	29.46% to 30.30%	0.00%
MSV2 - VIF Growth Subaccount	2018	33,210	$32.07 to $33.55	$1,091,134	0.90% to 1.55%	5.65% to 6.34%	0.00%
MSV2 - VIF Growth Subaccount	2017	31,519	$30.36 to $31.55	$975,989	0.90% to 1.55%	40.65% to 41.55%	0.00%
MSV2 - VIF Growth Subaccount	2016	29,490	$21.59 to $22.29	$646,936	0.90% to 1.55%	-3.42% to -2.80%	0.00%
GSVI - Large Cap Value Subaccount	2020	128,002	$20.27 to $22.67	$2,608,170	0.90% to 1.40%	2.54% to 3.05%	1.44%
GSVI - Large Cap Value Subaccount	2019	127,634	$19.77 to $22.00	$2,540,428	0.90% to 1.40%	24.19% to 24.80%	1.43%
GSVI - Large Cap Value Subaccount	2018	177,998	$15.92 to $17.63	$2,848,901	0.90% to 1.40%	-9.73% to -9.28%	1.25%
GSVI - Large Cap Value Subaccount	2017	191,610	$17.63 to $19.43	$3,399,186	0.90% to 1.40%	8.34% to 8.88%	1.66%
GSVI - Large Cap Value Subaccount	2016	207,540	$16.27 to $17.85	$3,398,443	0.90% to 1.40%	10.04% to 10.59%	1.97%
GSVI - U.S. Equity Insights Subaccount	2020	18,475	$31.69	$585,502	1.40%	15.92%	0.82%
GSVI - U.S. Equity Insights Subaccount	2019	20,867	$27.34	$570,503	1.40%	23.48%	1.24%
GSVI - U.S. Equity Insights Subaccount	2018	24,160	$22.14	$534,915	1.40%	-7.50%	1.16%
GSVI - U.S. Equity Insights Subaccount	2017	26,410	$23.94	$632,130	1.40%	22.36%	1.18%
GSVI - U.S. Equity Insights Subaccount	2016	35,320	$19.56	$690,916	1.40%	9.20%	1.29%
GSVI - Strategic Growth Subaccount	2020	9,686	$45.06	$436,407	1.40%	38.56%	0.07%
GSVI - Strategic Growth Subaccount	2019	14,024	$32.52	$456,033	1.40%	33.66%	0.28%
GSVI - Strategic Growth Subaccount	2018	15,897	$24.33	$386,768	1.40%	-2.41%	0.44%
GSVI - Strategic Growth Subaccount	2017	19,701	$24.93	$491,170	1.40%	28.86%	0.53%
GSVI - Strategic Growth Subaccount	2016	17,740	$19.35	$343,215	1.40%	0.57%	0.62%

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
GSVS - Large Cap Value Subaccount	2020	293,771	$17.61 to $22.78	$5,399,829	0.90% to 1.75%	1.95% to 2.82%	1.18%
GSVS - Large Cap Value Subaccount	2019	293,400	$17.13 to $22.35	$5,303,121	0.90% to 1.75%	23.45% to 24.49%	1.21%
GSVS - Large Cap Value Subaccount	2018	339,027	$13.76 to $18.10	$4,958,449	0.90% to 1.75%	-10.30% to -9.54%	0.99%
GSVS - Large Cap Value Subaccount	2017	370,819	$15.21 to $20.18	$6,040,233	0.90% to 1.75%	7.68% to 8.58%	1.38%
GSVS - Large Cap Value Subaccount	2016	423,100	$14.01 to $18.74	$6,363,457	0.90% to 1.75%	9.37% to 10.29%	1.45%
GSVS - U.S. Equity Insights Subaccount	2020	9,970	$28.38 to $35.70	$316,057	0.90% to 1.70%	15.35% to 16.27%	0.65%
GSVS - U.S. Equity Insights Subaccount	2019	10,439	$24.41 to $30.95	$284,812	0.90% to 1.70%	22.84% to 23.81%	1.03%
GSVS - U.S. Equity Insights Subaccount	2018	13,536	$19.71 to $25.19	$291,992	0.90% to 1.70%	-7.93% to -7.20%	0.88%
GSVS - U.S. Equity Insights Subaccount	2017	11,691	$21.24 to $27.36	$276,694	0.90% to 1.70%	21.74% to 22.70%	1.36%
GSVS - U.S. Equity Insights Subaccount	2016	8,019	$22.48 to $22.99	$156,547	1.35% to 1.70%	8.62% to 9.00%	0.96%
GSVS - Strategic Growth Subaccount	2020	25,243	$36.29 to $38.63	$984,153	0.90% to 1.40%	38.17% to 38.86%	0.00%
GSVS - Strategic Growth Subaccount	2019	27,119	$26.26 to $27.82	$761,162	0.90% to 1.40%	33.45% to 34.11%	0.05%
GSVS - Strategic Growth Subaccount	2018	33,028	$19.68 to $20.75	$685,639	0.90% to 1.40%	-2.70% to -2.21%	0.00%
GSVS - Strategic Growth Subaccount	2017	31,492	$20.22 to $21.21	$672,594	0.90% to 1.40%	28.57% to 29.20%	0.29%
GSVS - Strategic Growth Subaccount	2016	24,616	$15.73 to $16.42	$411,029	0.90% to 1.40%	0.29% to 0.78%	0.40%
GSVS - Global Trends Allocation Subaccount	2020	512,252	$12.98 to $13.96	$6,835,491	0.90% to 1.75%	2.32% to 3.18%	0.28%
GSVS - Global Trends Allocation Subaccount	2019	543,261	$12.68 to $13.53	$7,062,764	0.90% to 1.75%	10.01% to 10.94%	1.45%
GSVS - Global Trends Allocation Subaccount	2018	567,006	$11.53 to $12.19	$6,676,995	0.90% to 1.75%	-5.99% to -5.19%	0.63%
GSVS - Global Trends Allocation Subaccount	2017	614,447	$12.26 to $12.86	$7,667,714	0.90% to 1.75%	11.17% to 12.11%	0.31%
GSVS - Global Trends Allocation Subaccount	2016	620,889	$11.03 to $11.47	$6,949,917	0.90% to 1.75%	2.54% to 3.41%	0.25%
LAZS - Emerging Markets Equity Subaccount	2020	278,160	$11.57 to $36.88	$6,459,807	0.90% to 1.75%	-2.98% to -2.16%	2.69%
LAZS - Emerging Markets Equity Subaccount	2019	272,611	$11.92 to $37.69	$6,606,437	0.90% to 1.75%	16.11% to 17.09%	0.89%
LAZS - Emerging Markets Equity Subaccount	2018	298,838	$10.27 to $32.19	$6,146,043	0.90% to 1.75%	-19.97% to -19.29%	1.97%
LAZS - Emerging Markets Equity Subaccount	2017	281,464	$12.83 to $39.88	$7,296,904	0.90% to 1.75%	25.63% to 26.69%	1.75%
LAZS - Emerging Markets Equity Subaccount	2016	299,470	$10.21 to $31.48	$6,056,468	0.90% to 1.75%	18.70% to 19.70%	1.02%
LAZS - U.S. Small-Mid Cap Equity Subaccount (note 4)	2020	21,402	$24.73 to $45.08	$870,462	0.90% to 1.65%	5.03% to 5.81%	0.19%
LAZS - U.S. Small-Mid Cap Equity Subaccount (note 4)	2019	21,780	$23.55 to $42.60	$839,619	0.90% to 1.65%	27.82% to 28.77%	0.00%
LAZS - U.S. Small-Mid Cap Equity Subaccount (note 4)	2018	23,852	$18.43 to $33.09	$712,668	0.90% to 1.65%	-14.66% to -14.02%	0.02%
LAZS - U.S. Small-Mid Cap Equity Subaccount (note 4)	2017	24,261	$21.59 to $38.48	$843,922	0.90% to 1.65%	12.10% to 12.93%	0.36%
LAZS - U.S. Small-Mid Cap Equity Subaccount (note 4)	2016	25,264	$19.26 to $34.07	$780,306	0.90% to 1.65%	13.90% to 14.75%	0.00%
LAZS - U.S. Equity Select Subaccount (note 4)	2018	8,737	$20.56	$179,609	0.90%	-4.18%	0.75%
LAZS - U.S. Equity Select Subaccount (note 4)	2017	8,746	$21.46	$187,638	0.90%	17.05%	1.63%
LAZS - U.S. Equity Select Subaccount (note 4)	2016	8,754	$18.33	$160,463	0.90%	8.45%	0.11%
LAZS - International Equity Subaccount	2020	603,986	$17.67 to $19.38	$10,782,907	0.90% to 1.75%	6.37% to 7.27%	2.24%
LAZS - International Equity Subaccount	2019	655,812	$16.61 to $18.06	$10,970,012	0.90% to 1.75%	18.92% to 19.93%	0.34%
LAZS - International Equity Subaccount	2018	747,153	$13.97 to $15.06	$10,463,849	0.90% to 1.75%	-15.40% to -14.68%	1.56%
LAZS - International Equity Subaccount	2017	777,502	$16.51 to $17.66	$12,825,537	0.90% to 1.75%	20.24% to 21.25%	2.47%
LAZS - International Equity Subaccount	2016	873,477	$13.73 to $14.56	$11,929,221	0.90% to 1.75%	-5.93% to -5.14%	1.24%
LAZS - Global Dynamic Multi-Asset Subaccount	2020	625,086	$15.35 to $16.51	$9,871,377	0.90% to 1.75%	-0.93% to -0.09%	0.62%
LAZS - Global Dynamic Multi-Asset Subaccount	2019	669,607	$15.50 to $16.53	$10,632,907	0.90% to 1.75%	15.76% to 16.74%	0.05%
LAZS - Global Dynamic Multi-Asset Subaccount	2018	710,976	$13.39 to $14.16	$9,718,486	0.90% to 1.75%	-8.18% to -7.40%	1.32%
LAZS - Global Dynamic Multi-Asset Subaccount	2017	690,059	$14.58 to $15.29	$10,242,025	0.90% to 1.75%	18.46% to 19.46%	0.00%
LAZS - Global Dynamic Multi-Asset Subaccount	2016	653,190	$12.31 to $12.80	$8,154,834	0.90% to 1.75%	1.53% to 2.38%	0.28%
PRS2 - Jennison 20/20 Focus Subaccount	2020	35,532	$33.18 to $46.10	$1,497,545	0.90% to 1.65%	28.29% to 29.25%	0.00%
PRS2 - Jennison 20/20 Focus Subaccount	2019	39,156	$25.87 to $35.66	$1,277,595	0.90% to 1.65%	26.32% to 27.25%	0.00%
PRS2 - Jennison 20/20 Focus Subaccount	2018	41,016	$20.48 to $28.03	$1,057,515	0.90% to 1.65%	-7.26% to -6.57%	0.00%
PRS2 - Jennison 20/20 Focus Subaccount	2017	42,753	$22.08 to $30.00	$1,185,413	0.90% to 1.65%	27.65% to 28.59%	0.00%
PRS2 - Jennison 20/20 Focus Subaccount	2016	53,989	$17.30 to $23.33	$1,165,166	0.90% to 1.65%	-0.41% to 0.33%	0.00%
PRS2 - Jennison Subaccount	2020	17,602	$38.65 to $52.28	$675,716	0.90% to 1.55%	53.19% to 54.18%	0.00%
PRS2 - Jennison Subaccount	2019	18,143	$25.07 to $34.13	$460,145	0.90% to 1.55%	30.79% to 31.64%	0.00%
PRS2 - Jennison Subaccount	2018	20,693	$19.04 to $26.09	$398,225	0.90% to 1.55%	-2.70% to -2.07%	0.00%
PRS2 - Jennison Subaccount	2017	20,656	$19.44 to $26.82	$405,424	0.90% to 1.55%	34.06% to 34.92%	0.00%
PRS2 - Jennison Subaccount	2016	22,603	$14.41 to $20.00	$338,957	0.90% to 1.55%	-2.80% to -2.17%	0.00%
JPMI - Small Cap Core Subaccount	2020	23,352	$30.98 to $37.89	$792,989	0.90% to 1.65%	11.84% to 12.67%	0.99%
JPMI - Small Cap Core Subaccount	2019	26,697	$27.71 to $33.63	$815,324	0.90% to 1.65%	22.55% to 23.47%	0.42%
JPMI - Small Cap Core Subaccount	2018	32,320	$22.61 to $27.24	$806,893	0.90% to 1.65%	-13.37% to -12.72%	0.37%
JPMI - Small Cap Core Subaccount	2017	30,052	$26.10 to $31.20	$865,793	0.90% to 1.65%	13.36% to 14.20%	0.31%
JPMI - Small Cap Core Subaccount	2016	26,707	$24.91 to $27.32	$681,083	0.90% to 1.40%	18.55% to 19.14%	0.53%
JPMI - Mid Cap Value Subaccount	2020	58,383	$27.43 to $53.28	$2,540,591	0.90% to 1.70%	-1.31% to -0.53%	1.49%
JPMI - Mid Cap Value Subaccount	2019	57,246	$27.80 to $53.56	$2,560,948	0.90% to 1.70%	24.64% to 25.63%	1.59%
JPMI - Mid Cap Value Subaccount	2018	70,674	$22.30 to $42.64	$2,560,343	0.90% to 1.70%	-13.32% to -12.63%	0.98%
JPMI - Mid Cap Value Subaccount	2017	71,918	$25.73 to $48.80	$3,038,234	0.90% to 1.70%	11.87% to 12.75%	0.81%
JPMI - Mid Cap Value Subaccount	2016	72,317	$23.00 to $43.28	$2,796,347	0.90% to 1.70%	12.78% to 13.67%	0.84%
ABVB - VPS Growth & Income Subaccount	2020	26,962	$14.40 to $28.59	$444,305	0.90% to 1.65%	0.80% to 1.56%	1.36%

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
ABVB - VPS Growth & Income Subaccount	2019	25,425	$14.28 to $28.15	$428,579	0.90% to 1.65%	21.60% to 22.51%	1.01%
ABVB - VPS Growth & Income Subaccount	2018	16,456	$11.74 to $22.98	$245,036	0.90% to 1.65%	-7.38% to -6.69%	0.79%
ABVB - VPS Growth & Income Subaccount	2017	6,601	$12.68 to $22.47	$102,666	1.40% to 1.65%	16.68% to 16.96%	0.61%
ABVB - VPS Growth & Income Subaccount	2016	1,502	$10.87	$16,318	1.65%	8.67%(c)	1.47%
ABVB - VPS Small Cap Growth Subaccount	2020	5,088	$28.74 to $77.31	$235,964	0.90% to 1.55%	51.29% to 52.27%	0.00%
ABVB - VPS Small Cap Growth Subaccount	2019	5,903	$19.00 to $50.77	$177,417	0.90% to 1.55%	33.93% to 34.79%	0.00%
ABVB - VPS Small Cap Growth Subaccount	2018	1,389	$14.18 to $37.67	$46,649	0.90% to 1.55%	-2.63% to -1.99%	0.00%
ABVB - VPS Small Cap Growth Subaccount	2017	130	$35.07	$4,570	1.40%	31.94%	0.00%
ABVB - VPS Dynamic Asset Allocation Subaccount	2020	436,803	$13.63 to $14.77	$6,150,393	0.90% to 1.75%	3.05% to 3.92%	1.50%
ABVB - VPS Dynamic Asset Allocation Subaccount	2019	474,831	$13.23 to $14.21	$6,460,292	0.90% to 1.75%	13.26% to 14.21%	1.81%
ABVB - VPS Dynamic Asset Allocation Subaccount	2018	499,352	$11.68 to $12.44	$5,977,696	0.90% to 1.75%	-8.95% to -8.18%	1.62%
ABVB - VPS Dynamic Asset Allocation Subaccount	2017	522,595	$12.83 to $13.55	$6,849,756	0.90% to 1.75%	12.36% to 13.31%	1.77%
ABVB - VPS Dynamic Asset Allocation Subaccount	2016	544,345	$11.42 to $11.96	$6,326,218	0.90% to 1.75%	1.59% to 2.44%	0.54%
ABVB - VPS Global Risk Allocation-Moderate Subaccount	2020	174,245	$12.03 to $12.52	$2,119,938	0.90% to 1.70%	0.74% to 1.54%	1.31%
ABVB - VPS Global Risk Allocation-Moderate Subaccount	2019	186,345	$11.94 to $12.34	$2,245,624	0.90% to 1.70%	15.36% to 16.27%	1.95%
ABVB - VPS Global Risk Allocation-Moderate Subaccount	2018	195,808	$10.35 to $10.61	$2,041,040	0.90% to 1.70%	-6.44% to -5.69%	0.00%
ABVB - VPS Global Risk Allocation-Moderate Subaccount	2017	151,806	$11.06 to $11.25	$1,690,507	0.90% to 1.70%	9.65% to 10.51%	0.32%
ABVB - VPS Global Risk Allocation-Moderate Subaccount	2016	178,521	$10.09 to $10.18	$1,806,174	0.90% to 1.70%	2.50% to 3.31%	0.22%
MFSI - New Discovery Subaccount	2020	16,158	$42.90 to $58.82	$861,428	0.90% to 1.65%	43.22% to 44.28%	0.00%
MFSI - New Discovery Subaccount	2019	16,776	$29.96 to $40.76	$626,751	0.90% to 1.65%	38.98% to 40.01%	0.00%
MFSI - New Discovery Subaccount	2018	18,354	$21.55 to $29.11	$491,774	0.90% to 1.65%	-3.32% to -2.60%	0.00%
MFSI - New Discovery Subaccount	2017	20,314	$22.29 to $29.89	$561,539	0.90% to 1.65%	24.29% to 25.21%	0.00%
MFSI - New Discovery Subaccount	2016	20,727	$17.94 to $23.87	$456,121	0.90% to 1.65%	7.03% to 7.83%	0.00%
MFSI - Mid Cap Growth Subaccount	2020	20,525	$36.07 to $46.31	$734,338	0.90% to 1.70%	33.84% to 34.90%	0.00%
MFSI - Mid Cap Growth Subaccount	2019	16,484	$26.74 to $34.60	$448,825	0.90% to 1.70%	35.97% to 37.04%	0.00%
MFSI - Mid Cap Growth Subaccount	2018	20,940	$19.51 to $25.45	$412,558	0.90% to 1.70%	-0.74% to 0.05%	0.00%
MFSI - Mid Cap Growth Subaccount	2017	22,627	$19.50 to $25.64	$436,332	0.90% to 1.70%	24.57% to 25.55%	0.00%
MFSI - Mid Cap Growth Subaccount	2016	23,541	$15.53 to $20.58	$360,781	0.90% to 1.70%	2.87% to 3.68%	0.00%
MFSI - Total Return Subaccount	2020	96,746	$20.40 to $27.36	$2,159,254	0.90% to 1.70%	7.68% to 8.54%	2.04%
MFSI - Total Return Subaccount	2019	110,013	$18.95 to $25.21	$2,281,383	0.90% to 1.70%	18.11% to 19.05%	2.12%
MFSI - Total Return Subaccount	2018	135,081	$16.04 to $21.18	$2,477,946	0.90% to 1.70%	-7.45% to -6.72%	2.01%
MFSI - Total Return Subaccount	2017	127,532	$17.33 to $22.70	$2,511,561	0.90% to 1.70%	10.16% to 11.03%	2.46%
MFSI - Total Return Subaccount	2016	43,434	$18.97 to $20.45	$809,897	0.90% to 1.40%	7.31% to 7.84%	2.77%
MFS2 - Massachusetts Investors Growth Stock Subaccount	2020	3,388	$21.12 to $21.73	$73,165	0.90% to 1.40%	20.51% to 21.11%	0.18%
MFS2 - Massachusetts Investors Growth Stock Subaccount	2019	8,709	$17.52 to $17.94	$155,343	0.90% to 1.40%	37.66% to 38.34%	0.36%
MFS2 - Massachusetts Investors Growth Stock Subaccount	2018	7,353	$12.73 to $12.97	$94,799	0.90% to 1.40%	-0.82% to -0.33%	0.36%
MFS2 - Massachusetts Investors Growth Stock Subaccount	2017	7,363	$12.84 to $13.01	$95,097	0.90% to 1.40%	26.34% to 26.96%	0.42%
MFS2 - Massachusetts Investors Growth Stock Subaccount	2016	7,780	$10.16 to $10.25	$79,355	0.90% to 1.40%	4.38% to 4.90%	0.37%
PVIA - Real Return Subaccount	2020	523,128	$12.18 to $20.85	$8,662,801	0.90% to 1.75%	9.79% to 10.72%	1.40%
PVIA - Real Return Subaccount	2019	578,568	$11.09 to $18.83	$8,670,697	0.90% to 1.75%	6.58% to 7.47%	1.67%
PVIA - Real Return Subaccount	2018	626,181	$10.41 to $17.52	$8,695,868	0.90% to 1.75%	-3.90% to -3.08%	2.47%
PVIA - Real Return Subaccount	2017	703,852	$10.83 to $18.08	$10,200,723	0.90% to 1.75%	1.87% to 2.73%	2.37%
PVIA - Real Return Subaccount	2016	693,928	$10.63 to $17.60	$9,887,273	0.90% to 1.75%	3.39% to 4.26%	2.26%
PVIA - Total Return Subaccount	2020	726,868	$12.58 to $21.55	$12,591,751	0.90% to 1.75%	6.79% to 7.69%	2.13%
PVIA - Total Return Subaccount	2019	752,615	$11.78 to $20.01	$12,105,482	0.90% to 1.75%	6.50% to 7.39%	3.01%
PVIA - Total Return Subaccount	2018	819,878	$11.06 to $18.63	$12,211,181	0.90% to 1.75%	-2.25% to -1.42%	2.53%
PVIA - Total Return Subaccount	2017	916,873	$11.32 to $18.90	$14,046,848	0.90% to 1.75%	3.13% to 4.00%	2.02%
PVIA - Total Return Subaccount	2016	907,551	$10.98 to $18.17	$13,644,722	0.90% to 1.75%	0.92% to 1.77%	2.11%
PVIA - Global Bond Opportunities Subaccount	2020	42,819	$11.96 to $20.91	$748,107	0.90% to 1.70%	8.28% to 9.14%	2.47%
PVIA - Global Bond Opportunities Subaccount	2019	46,105	$11.05 to $19.16	$747,955	0.90% to 1.70%	4.36% to 5.18%	2.45%
PVIA - Global Bond Opportunities Subaccount	2018	59,174	$10.58 to $18.22	$868,944	0.90% to 1.70%	-5.81% to -5.05%	6.58%
PVIA - Global Bond Opportunities Subaccount	2017	60,396	$11.24 to $19.19	$929,693	0.90% to 1.70%	6.82% to 7.66%	2.05%
PVIA - Global Bond Opportunities Subaccount	2016	55,730	$10.52 to $17.82	$842,642	0.90% to 1.70%	2.30% to 3.12%	1.52%
PVIA - CommodityRealReturn® Strategy Subaccount	2020	207,797	$5.69 to $6.45	$1,247,749	0.90% to 1.70%	-0.35% to 0.44%	6.61%
PVIA - CommodityRealReturn® Strategy Subaccount	2019	213,166	$5.66 to $6.47	$1,283,117	0.90% to 1.70%	9.57% to 10.44%	4.48%
PVIA - CommodityRealReturn® Strategy Subaccount	2018	219,601	$5.13 to $5.90	$1,204,057	0.90% to 1.70%	-15.58% to -14.90%	2.09%
PVIA - CommodityRealReturn® Strategy Subaccount	2017	244,500	$6.02 to $6.99	$1,577,381	0.90% to 1.70%	0.45% to 1.24%	11.21%
PVIA - CommodityRealReturn® Strategy Subaccount	2016	230,360	$5.95 to $6.96	$1,472,253	0.90% to 1.70%	13.23% to 14.13%	1.12%
PVIA - Global Diversified Allocation Subaccount	2020	1,719,977	$14.09 to $15.15	$24,933,722	0.90% to 1.75%	2.35% to 3.22%	3.20%
PVIA - Global Diversified Allocation Subaccount	2019	1,858,807	$13.76 to $14.68	$26,230,727	0.90% to 1.75%	19.62% to 20.63%	2.64%
PVIA - Global Diversified Allocation Subaccount	2018	2,012,337	$11.51 to $12.17	$23,656,252	0.90% to 1.75%	-10.51% to -9.75%	1.90%
PVIA - Global Diversified Allocation Subaccount	2017	2,051,171	$12.86 to $13.48	$26,843,527	0.90% to 1.75%	14.87% to 15.83%	2.97%
PVIA - Global Diversified Allocation Subaccount	2016	2,024,639	$11.19 to $11.64	$22,984,640	0.90% to 1.75%	5.95% to 6.84%	1.74%

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
PVIA - Short-Term Subaccount	2020	89,703	$10.11 to $10.69	$937,104	0.90% to 1.70%	0.53% to 1.33%	1.25%
PVIA - Short-Term Subaccount	2019	72,625	$10.05 to $10.55	$748,966	0.90% to 1.70%	1.08% to 1.88%	2.47%
PVIA - Short-Term Subaccount	2018	63,022	$9.95 to $10.36	$641,607	0.90% to 1.70%	-0.18% to 0.62%	2.19%
PVIA - Short-Term Subaccount	2017	55,315	$9.96 to $10.30	$565,228	0.90% to 1.70%	0.69% to 1.49%	1.71%
PVIA - Short-Term Subaccount	2016	44,088	$9.89 to $10.14	$446,114	0.90% to 1.70%	0.66% to 1.46%	1.56%
PVIA - Low Duration Subaccount	2020	208,916	$10.09 to $10.53	$2,158,257	0.90% to 1.75%	1.22% to 2.07%	1.20%
PVIA - Low Duration Subaccount	2019	203,120	$9.97 to $10.32	$2,063,171	0.90% to 1.75%	2.24% to 3.10%	2.77%
PVIA - Low Duration Subaccount	2018	178,245	$9.75 to $10.01	$1,761,454	0.90% to 1.75%	-1.40% to -0.56%	1.90%
PVIA - Low Duration Subaccount	2017	201,628	$9.89 to $10.06	$2,013,614	0.90% to 1.75%	-0.36% to 0.48%	1.34%
PVIA - Low Duration Subaccount	2016	234,237	$9.92 to $10.02	$2,337,208	0.90% to 1.75%	-0.34% to 0.50%	1.54%
BNYS - Appreciation Subaccount	2020	18,570	$33.09 to $43.55	$717,105	0.90% to 1.70%	21.31% to 22.28%	0.56%
BNYS - Appreciation Subaccount	2019	23,323	$27.28 to $35.61	$742,395	0.90% to 1.70%	33.51% to 34.57%	0.91%
BNYS - Appreciation Subaccount	2018	21,967	$20.43 to $26.47	$512,611	0.90% to 1.70%	-8.66% to -7.94%	0.94%
BNYS - Appreciation Subaccount	2017	33,883	$22.37 to $28.75	$892,791	0.90% to 1.70%	24.89% to 25.88%	1.11%
BNYS - Appreciation Subaccount	2016	31,724	$17.91 to $22.84	$656,426	0.90% to 1.70%	5.83% to 6.67%	1.41%
ROYI - Small-Cap Subaccount	2020	94,301	$17.27 to $37.61	$2,872,678	0.90% to 1.70%	-8.71% to -7.98%	0.98%
ROYI - Small-Cap Subaccount	2019	106,580	$18.91 to $40.87	$3,646,310	0.90% to 1.70%	16.68% to 17.61%	0.74%
ROYI - Small-Cap Subaccount	2018	104,850	$16.21 to $34.75	$2,994,729	0.90% to 1.70%	-9.88% to -9.16%	0.72%
ROYI - Small-Cap Subaccount	2017	124,066	$17.99 to $38.26	$3,943,924	0.90% to 1.70%	3.62% to 4.44%	0.95%
ROYI - Small-Cap Subaccount	2016	132,503	$17.36 to $36.63	$4,087,341	0.90% to 1.70%	18.94% to 19.88%	1.32%
ROYI - Micro-Cap Subaccount	2020	26,920	$18.03 to $38.59	$957,597	0.90% to 1.70%	21.72% to 22.69%	0.00%
ROYI - Micro-Cap Subaccount	2019	41,870	$14.81 to $31.46	$1,219,093	0.90% to 1.70%	17.55% to 18.48%	0.00%
ROYI - Micro-Cap Subaccount	2018	47,401	$12.60 to $26.55	$1,168,937	0.90% to 1.70%	-10.57% to -9.86%	0.00%
ROYI - Micro-Cap Subaccount	2017	51,481	$14.09 to $29.45	$1,415,174	0.90% to 1.70%	3.43% to 4.25%	0.67%
ROYI - Micro-Cap Subaccount	2016	54,570	$13.62 to $28.25	$1,446,068	0.90% to 1.70%	17.71% to 18.64%	0.72%
AIMI - Invesco V.I. International Growth Series II Subaccount	2020	93,571	$15.72 to $19.20	$1,449,609	0.90% to 1.70%	11.83% to 12.72%	2.07%
AIMI - Invesco V.I. International Growth Series II Subaccount	2019	106,472	$13.95 to $17.17	$1,460,999	0.90% to 1.70%	26.10% to 27.09%	1.28%
AIMI - Invesco V.I. International Growth Series II Subaccount	2018	129,780	$10.98 to $13.62	$1,426,708	0.90% to 1.70%	-16.63% to -15.97%	1.84%
AIMI - Invesco V.I. International Growth Series II Subaccount	2017	122,832	$13.06 to $16.34	$1,620,667	0.90% to 1.70%	20.68% to 21.63%	1.20%
AIMI - Invesco V.I. International Growth Series II Subaccount	2016	130,970	$10.74 to $13.54	$1,418,036	0.90% to 1.70%	-2.36% to -1.58%	1.19%
AIMI - Invesco V.I. Balanced-Risk Allocation Series II Subaccount	2020	671,390	$13.91 to $15.00	$9,610,912	0.90% to 1.75%	8.09% to 9.01%	7.86%
AIMI - Invesco V.I. Balanced-Risk Allocation Series II Subaccount	2019	717,334	$12.87 to $13.76	$9,463,494	0.90% to 1.75%	12.91% to 13.86%	0.00%
AIMI - Invesco V.I. Balanced-Risk Allocation Series II Subaccount	2018	778,786	$11.40 to $12.09	$9,068,304	0.90% to 1.75%	-8.33% to -7.55%	1.28%
AIMI - Invesco V.I. Balanced-Risk Allocation Series II Subaccount	2017	855,848	$12.43 to $13.07	$10,835,498	0.90% to 1.75%	7.95% to 8.85%	3.90%
AIMI - Invesco V.I. Balanced-Risk Allocation Series II Subaccount	2016	828,782	$11.52 to $12.01	$9,687,547	0.90% to 1.75%	9.60% to 10.52%	0.21%
NBAS - AMT Mid Cap Intrinsic Value Subaccount	2020	44,970	$18.22 to $21.23	$802,435	0.90% to 1.70%	-4.46% to -3.70%	0.66%
NBAS - AMT Mid Cap Intrinsic Value Subaccount	2019	51,210	$18.92 to $22.22	$948,626	0.90% to 1.70%	14.49% to 15.39%	0.23%
NBAS - AMT Mid Cap Intrinsic Value Subaccount	2018	52,105	$16.39 to $19.41	$833,426	0.90% to 1.70%	-16.90% to -16.24%	0.23%
NBAS - AMT Mid Cap Intrinsic Value Subaccount	2017	55,914	$19.57 to $23.36	$1,070,255	0.90% to 1.70%	14.41% to 15.31%	0.48%
NBAS - AMT Mid Cap Intrinsic Value Subaccount	2016	67,655	$16.97 to $20.42	$1,120,858	0.90% to 1.70%	14.05% to 14.95%	0.24%
FRT2 - Franklin Income VIP Subaccount	2020	33,529	$19.82 to $21.42	$668,128	0.90% to 1.40%	-0.70% to -0.21%	5.86%
FRT2 - Franklin Income VIP Subaccount	2019	33,957	$19.96 to $21.46	$681,155	0.90% to 1.40%	14.46% to 15.02%	5.39%
FRT2 - Franklin Income VIP Subaccount	2018	38,935	$17.44 to $18.66	$683,169	0.90% to 1.40%	-5.63% to -5.16%	4.66%
FRT2 - Franklin Income VIP Subaccount	2017	46,099	$18.48 to $19.67	$857,784	0.90% to 1.40%	8.16% to 8.70%	4.11%
FRT2 - Franklin Income VIP Subaccount	2016	47,212	$17.09 to $18.10	$811,811	0.90% to 1.40%	12.45% to 13.01%	4.91%
FRT2 - Franklin Flex Cap Growth VIP Subaccount	2020	2,781	$41.57	$115,613	1.40%	42.88%	0.00%
FRT2 - Franklin Flex Cap Growth VIP Subaccount	2019	3,471	$29.09	$100,971	1.40%	29.35%	0.00%
FRT2 - Franklin Flex Cap Growth VIP Subaccount	2018	5,261	$22.49 to $24.07	$120,852	0.90% to 1.40%	1.70% to 2.21%	0.00%
FRT2 - Franklin Flex Cap Growth VIP Subaccount	2017	7,137	$22.11 to $23.54	$162,084	0.90% to 1.40%	25.19% to 25.81%	0.00%
FRT2 - Franklin Flex Cap Growth VIP Subaccount	2016	7,649	$17.66 to $18.71	$138,446	0.90% to 1.40%	-4.23% to -3.75%	0.00%
FRT2 - Templeton Foreign VIP Subaccount	2020	106,631	$14.31 to $15.47	$1,552,622	0.90% to 1.40%	-2.53% to -2.04%	3.44%
FRT2 - Templeton Foreign VIP Subaccount	2019	100,357	$14.68 to $15.79	$1,504,791	0.90% to 1.40%	10.98% to 11.53%	1.75%
FRT2 - Templeton Foreign VIP Subaccount	2018	106,789	$13.23 to $14.16	$1,439,345	0.90% to 1.40%	-16.62% to -16.20%	2.64%
FRT2 - Templeton Foreign VIP Subaccount	2017	113,815	$15.87 to $16.89	$1,840,818	0.90% to 1.40%	15.09% to 15.65%	2.57%
FRT2 - Templeton Foreign VIP Subaccount	2016	124,254	$13.79 to $14.61	$1,745,085	0.90% to 1.40%	5.70% to 6.22%	1.96%
FRT5 - Franklin VolSmart Allocation VIP Subaccount	2020	225,335	$14.08 to $14.66	$3,216,910	0.90% to 1.70%	14.82% to 15.74%	1.15%
FRT5 - Franklin VolSmart Allocation VIP Subaccount	2019	250,354	$12.26 to $12.66	$3,105,988	0.90% to 1.70%	15.98% to 16.90%	0.00%
FRT5 - Franklin VolSmart Allocation VIP Subaccount	2018	253,335	$10.57 to $10.83	$2,701,755	0.90% to 1.70%	-8.41% to -7.68%	0.49%
FRT5 - Franklin VolSmart Allocation VIP Subaccount	2017	282,883	$11.54 to $11.74	$3,285,873	0.90% to 1.70%	13.76% to 14.66%	0.00%
FRT5 - Franklin VolSmart Allocation VIP Subaccount	2016	193,057	$10.14 to $10.23	$1,965,586	0.90% to 1.70%	2.84% to 3.66%	0.99%
FRT4 - Franklin Income VIP Subaccount	2020	99,933	$16.63 to $16.78	$1,633,762	0.90% to 1.70%	-1.11% to -0.32%	5.87%
FRT4 - Franklin Income VIP Subaccount	2019	113,214	$16.82 to $16.83	$1,867,776	0.90% to 1.70%	14.11% to 15.01%	5.25%
FRT4 - Franklin Income VIP Subaccount	2018	133,749	$14.63 to $14.74	$1,921,357	0.90% to 1.70%	-6.02% to -5.27%	4.62%
FRT4 - Franklin Income VIP Subaccount	2017	142,343	$15.45 to $15.68	$2,162,736	0.90% to 1.70%	7.72% to 8.58%	3.90%

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
FRT4 - Franklin Income VIP Subaccount	2016	141,063	$14.23 to $14.56	$1,972,330	0.90% to 1.70%	11.97% to 12.85%	4.79%
FRT4 - Franklin Flex Cap Growth VIP Subaccount	2020	36,186	$35.00 to $39.75	$1,284,111	0.90% to 1.65%	42.36% to 43.42%	0.00%
FRT4 - Franklin Flex Cap Growth VIP Subaccount	2019	48,586	$24.41 to $27.92	$1,216,151	0.90% to 1.65%	28.90% to 29.86%	0.00%
FRT4 - Franklin Flex Cap Growth VIP Subaccount	2018	56,890	$18.79 to $21.66	$1,103,430	0.90% to 1.65%	1.41% to 2.17%	0.00%
FRT4 - Franklin Flex Cap Growth VIP Subaccount	2017	67,240	$18.39 to $21.36	$1,286,242	0.90% to 1.65%	24.73% to 25.66%	0.00%
FRT4 - Franklin Flex Cap Growth VIP Subaccount	2016	90,320	$14.64 to $17.13	$1,363,623	0.90% to 1.65%	-4.56% to -3.85%	0.00%
FRT4 - Templeton Foreign VIP Subaccount	2020	855,461	$10.40 to $12.91	$9,141,736	0.90% to 1.75%	-3.04% to -2.22%	3.26%
FRT4 - Templeton Foreign VIP Subaccount	2019	825,376	$10.64 to $13.31	$9,068,471	0.90% to 1.75%	10.56% to 11.49%	1.49%
FRT4 - Templeton Foreign VIP Subaccount	2018	855,810	$9.54 to $12.04	$8,489,105	0.90% to 1.75%	-17.00% to -16.30%	2.37%
FRT4 - Templeton Foreign VIP Subaccount	2017	855,288	$11.40 to $14.51	$10,184,513	0.90% to 1.75%	14.62% to 15.58%	1.72%
FRT4 - Templeton Foreign VIP Subaccount	2016	946,087	$9.86 to $12.66	$9,771,810	0.90% to 1.75%	5.25% to 6.14%	1.83%
FRT4 - Franklin Allocation VIP Subaccount	2020	41,493	$17.55 to $19.97	$703,483	0.90% to 1.70%	9.88% to 10.75%	1.33%
FRT4 - Franklin Allocation VIP Subaccount	2019	42,897	$15.85 to $18.18	$658,687	0.90% to 1.70%	17.56% to 18.49%	3.06%
FRT4 - Franklin Allocation VIP Subaccount	2018	53,914	$13.38 to $15.46	$717,857	0.90% to 1.70%	-11.10% to -10.39%	2.91%
FRT4 - Franklin Allocation VIP Subaccount	2017	54,072	$14.93 to $17.46	$800,930	0.90% to 1.65%	9.97% to 10.79%	2.74%
FRT4 - Franklin Allocation VIP Subaccount	2016	51,472	$13.47 to $15.88	$703,627	0.90% to 1.65%	11.09% to 11.91%	3.70%
FEDS - Kaufmann Fund II Service Shares Subaccount	2020	30,222	$33.17 to $40.42	$976,462	0.90% to 1.65%	26.39% to 27.33%	0.00%
FEDS - Kaufmann Fund II Service Shares Subaccount	2019	33,855	$26.05 to $31.98	$861,560	0.90% to 1.65%	30.76% to 31.73%	0.00%
FEDS - Kaufmann Fund II Service Shares Subaccount	2018	40,346	$19.78 to $24.46	$770,431	0.90% to 1.65%	2.35% to 3.11%	0.00%
FEDS - Kaufmann Fund II Service Shares Subaccount	2017	41,564	$19.18 to $23.90	$768,415	0.90% to 1.65%	25.90% to 26.83%	0.00%
FEDS - Kaufmann Fund II Service Shares Subaccount	2016	41,146	$15.12 to $18.98	$601,024	0.90% to 1.65%	1.74% to 2.49%	0.00%
FEDS - Managed Volatility Fund II Primary Shares Subaccount	2020	667,635	$15.92 to $17.17	$10,917,966	0.90% to 1.75%	-0.81% to 0.03%	2.54%
FEDS - Managed Volatility Fund II Primary Shares Subaccount	2019	701,910	$16.05 to $17.17	$11,534,851	0.90% to 1.75%	18.16% to 19.16%	2.11%
FEDS - Managed Volatility Fund II Primary Shares Subaccount	2018	763,622	$13.59 to $14.41	$10,584,969	0.90% to 1.75%	-10.08% to -9.31%	2.90%
FEDS - Managed Volatility Fund II Primary Shares Subaccount	2017	806,679	$15.11 to $15.89	$12,389,146	0.90% to 1.75%	16.09% to 17.06%	3.96%
FEDS - Managed Volatility Fund II Primary Shares Subaccount	2016	866,772	$13.01 to $13.57	$11,435,723	0.90% to 1.75%	5.84% to 6.73%	5.01%
FEDS - Managed Volatility Fund II Service Shares Subaccount	2020	273,375	$10.56 to $10.76	$2,902,784	0.90% to 1.70%	-0.98% to -0.19%	2.10%
FEDS - Managed Volatility Fund II Service Shares Subaccount	2019	278,784	$10.66 to $10.78	$2,982,094	0.90% to 1.70%	17.91% to 18.85%	1.99%
FEDS - Managed Volatility Fund II Service Shares Subaccount	2018	292,765	$9.04 to $9.07	$2,649,475	0.90% to 1.70%	-9.58%(a) to -9.32%(b)	0.00%
FEDS - Managed Tail Risk Fund II Service Shares Subaccount	2017	341,221	$9.27 to $9.58	$3,193,565	0.90% to 1.70%	8.82% to 9.68%	1.35%
FEDS - Managed Tail Risk Fund II Service Shares Subaccount	2016	361,531	$8.52 to $8.73	$3,101,630	0.90% to 1.70%	-5.89% to -5.15%	1.44%
FEDS - Managed Tail Risk Fund II Primary Shares Subaccount	2017	22,248	$10.16 to $10.33	$227,865	0.90% to 1.70%	9.10% to 9.96%	1.49%
FEDS - Managed Tail Risk Fund II Primary Shares Subaccount	2016	14,855	$9.31 to $9.35	$138,799	1.35% to 1.70%	-5.61% to -5.29%	0.28%
IVYV - VIP Asset Strategy Subaccount	2020	168,319	$17.92 to $20.20	$3,210,975	0.90% to 1.65%	12.02% to 12.86%	1.96%
IVYV - VIP Asset Strategy Subaccount	2019	191,487	$15.99 to $17.90	$3,258,889	0.90% to 1.65%	19.80% to 20.69%	2.04%
IVYV - VIP Asset Strategy Subaccount	2018	233,840	$13.35 to $14.83	$3,302,080	0.90% to 1.65%	-6.98% to -6.29%	1.81%
IVYV - VIP Asset Strategy Subaccount	2017	252,834	$14.35 to $15.82	$3,823,610	0.90% to 1.65%	16.36% to 17.22%	1.56%
IVYV - VIP Asset Strategy Subaccount	2016	285,666	$12.33 to $13.50	$3,700,775	0.90% to 1.65%	-4.15% to -3.44%	0.58%
IVYV - VIP Natural Resources Subaccount	2020	44,272	$6.06 to $6.48	$258,164	0.90% to 1.65%	-13.42% to -12.78%	2.19%
IVYV - VIP Natural Resources Subaccount	2019	45,234	$6.95 to $7.48	$302,520	0.90% to 1.65%	7.68% to 8.48%	0.98%
IVYV - VIP Natural Resources Subaccount	2018	45,689	$6.41 to $6.95	$282,458	0.90% to 1.65%	-24.49% to -23.92%	0.30%
IVYV - VIP Natural Resources Subaccount	2017	47,302	$8.42 to $9.20	$385,752	0.90% to 1.65%	1.30% to 2.05%	0.13%
IVYV - VIP Natural Resources Subaccount	2016	53,936	$8.25 to $9.08	$430,268	0.90% to 1.65%	21.80% to 22.71%	0.73%
IVYV - VIP Science and Technology Subaccount	2020	14,287	$49.81 to $58.05	$768,915	0.90% to 1.70%	33.09% to 34.15%	0.00%
IVYV - VIP Science and Technology Subaccount	2019	16,606	$37.42 to $43.27	$674,024	0.90% to 1.70%	46.99% to 48.15%	0.00%
IVYV - VIP Science and Technology Subaccount	2018	16,788	$25.46 to $29.21	$466,183	0.90% to 1.70%	-6.83% to -6.09%	0.00%
IVYV - VIP Science and Technology Subaccount	2017	14,533	$27.33 to $31.10	$431,274	0.90% to 1.70%	29.91% to 30.94%	0.00%
IVYV - VIP Science and Technology Subaccount	2016	15,164	$21.03 to $23.75	$344,679	0.90% to 1.70%	-0.16% to 0.64%	0.00%
NLV2 - TOPS® Managed Risk Balanced ETF Subaccount	2020	424,115	$12.87 to $13.94	$5,645,647	0.90% to 1.75%	4.07% to 4.95%	2.23%
NLV2 - TOPS® Managed Risk Balanced ETF Subaccount	2019	466,818	$12.37 to $13.29	$5,947,425	0.90% to 1.75%	12.58% to 13.53%	2.22%
NLV2 - TOPS® Managed Risk Balanced ETF Subaccount	2018	502,143	$10.98 to $11.70	$5,660,786	0.90% to 1.75%	-7.66% to -6.88%	1.67%
NLV2 - TOPS® Managed Risk Balanced ETF Subaccount	2017	539,469	$11.90 to $12.57	$6,562,644	0.90% to 1.75%	8.69% to 9.60%	1.50%

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
NLV2 - TOPS® Managed Risk Balanced ETF Subaccount	2016	556,145	$10.95 to $11.47	$6,200,920	0.90% to 1.75%	4.40% to 5.28%	1.31%
NLV2 - TOPS® Managed Risk Moderate Growth ETF Subaccount	2020	869,677	$13.47 to $14.59	$12,097,738	0.90% to 1.75%	4.08% to 4.96%	2.25%
NLV2 - TOPS® Managed Risk Moderate Growth ETF Subaccount	2019	950,408	$12.94 to $13.90	$12,665,407	0.90% to 1.75%	14.30% to 15.26%	2.14%
NLV2 - TOPS® Managed Risk Moderate Growth ETF Subaccount	2018	1,053,470	$11.32 to $12.06	$12,226,036	0.90% to 1.75%	-8.82% to -8.05%	1.61%
NLV2 - TOPS® Managed Risk Moderate Growth ETF Subaccount	2017	1,167,432	$12.42 to $13.11	$14,805,615	0.90% to 1.75%	11.89% to 12.83%	1.59%
NLV2 - TOPS® Managed Risk Moderate Growth ETF Subaccount	2016	1,207,352	$11.10 to $11.62	$13,640,286	0.90% to 1.75%	4.48% to 5.36%	1.53%
NLV2 - TOPS® Managed Risk Growth ETF Subaccount	2020	352,727	$13.18 to $14.28	$4,774,341	0.90% to 1.75%	3.37% to 4.25%	2.11%
NLV2 - TOPS® Managed Risk Growth ETF Subaccount	2019	383,180	$12.75 to $13.70	$5,001,710	0.90% to 1.75%	15.06% to 16.03%	1.94%
NLV2 - TOPS® Managed Risk Growth ETF Subaccount	2018	406,582	$11.08 to $11.80	$4,599,726	0.90% to 1.75%	-10.30% to -9.54%	1.52%
NLV2 - TOPS® Managed Risk Growth ETF Subaccount	2017	424,039	$12.35 to $13.05	$5,330,869	0.90% to 1.75%	15.64% to 16.61%	1.58%
NLV2 - TOPS® Managed Risk Growth ETF Subaccount	2016	453,927	$10.68 to $11.19	$4,920,613	0.90% to 1.75%	3.75% to 4.63%	1.58%
NLV3 - TOPS® Managed Risk Balanced ETF Subaccount	2020	52,445	$12.05 to $12.55	$643,840	0.90% to 1.70%	3.89% to 4.72%	2.16%
NLV3 - TOPS® Managed Risk Balanced ETF Subaccount	2019	54,356	$11.60 to $11.98	$639,951	0.90% to 1.70%	12.57% to 13.46%	2.16%
NLV3 - TOPS® Managed Risk Balanced ETF Subaccount	2018	54,027	$10.30 to $10.56	$563,032	0.90% to 1.70%	-7.73% to -6.99%	1.75%
NLV3 - TOPS® Managed Risk Balanced ETF Subaccount	2017	35,319	$11.17 to $11.36	$397,526	0.90% to 1.70%	8.74% to 9.60%	1.54%
NLV3 - TOPS® Managed Risk Balanced ETF Subaccount	2016	28,411	$10.27 to $10.36	$292,934	0.90% to 1.70%	4.25% to 5.07%	1.81%
NLV3 - TOPS® Managed Risk Moderate Growth ETF Subaccount	2020	81,396	$12.41 to $12.92	$1,031,429	0.90% to 1.70%	4.12% to 4.95%	2.28%
NLV3 - TOPS® Managed Risk Moderate Growth ETF Subaccount	2019	79,165	$11.92 to $12.31	$959,563	0.90% to 1.70%	14.22% to 15.13%	2.11%
NLV3 - TOPS® Managed Risk Moderate Growth ETF Subaccount	2018	79,513	$10.43 to $10.69	$840,279	0.90% to 1.70%	-8.93% to -8.21%	1.58%
NLV3 - TOPS® Managed Risk Moderate Growth ETF Subaccount	2017	80,297	$11.46 to $11.65	$927,942	0.90% to 1.70%	11.94% to 12.82%	1.60%
NLV3 - TOPS® Managed Risk Moderate Growth ETF Subaccount	2016	51,550	$10.23 to $10.33	$530,201	0.90% to 1.70%	4.37% to 5.20%	2.14%
NLV3 - TOPS® Managed Risk Growth ETF Subaccount	2020	34,112	$12.52 to $13.03	$434,701	0.90% to 1.70%	3.42% to 4.24%	1.98%
NLV3 - TOPS® Managed Risk Growth ETF Subaccount	2019	35,476	$12.10 to $12.50	$435,569	0.90% to 1.70%	14.98% to 15.89%	1.86%
NLV3 - TOPS® Managed Risk Growth ETF Subaccount	2018	36,064	$10.53 to $10.79	$383,740	0.90% to 1.70%	-10.37% to -9.66%	1.50%
NLV3 - TOPS® Managed Risk Growth ETF Subaccount	2017	30,240	$11.74 to $11.94	$357,801	0.90% to 1.70%	15.49% to 16.41%	1.60%
NLV3 - TOPS® Managed Risk Growth ETF Subaccount	2016	19,961	$10.17 to $10.21	$203,684	1.35% to 1.70%	3.74% to 4.10%	2.11%

*	This represents the range of annualized contract expense rates of the Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

**	This represents the range of total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the twelve month period indicated. In the first year of inception, the returns are based on the period from inception date to period end and are not annualized.

***	Accumulation units are rounded to the nearest whole number.

****	The Investment Income Ratio represents the net investment income dividends that were received by the subaccount for the periods indicated, divided by average contract owners’ equity. Distributions of net capital gains by the underlying fund and expenses of the subaccount are not included in the calculation. The recognition of investment income by the subaccount is affected by the timing of dividends declared by the underlying fund. Therefore, the Investment Income Ratio is greatly affected by the amount of subaccount assets that are present on specific dividend record dates. The Investment Income Ratios for funds that were eligible for investment during only a portion of a year are calculated by dividing the actual dividends received by the average contract owners’ equity for the period in which assets were present. The ratio is annualized in these instances.

(a) & (b)	Denote the minimum or maximum of the total return ranges, respectively, for the underlying mutual fund options that were added and funded during the reporting period. These returns were not annualized.

(c)	Denotes the minimum and maximum total return for the underlying mutual fund options that were added and funded during the reporting period. Returns are not annualized.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of The Ohio National Life Insurance Company
and Contract Owners of National Security Variable Account N:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and contract owners’ equity of the subaccounts listed in the Appendix that comprise the National Security Variable Account N (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes (collectively, the financial statements) and the financial highlights in Note 6. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each subaccount as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix, the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Separate Account’s auditor since 2002.

Columbus, Ohio
April 7, 2021

Appendix

Statements of assets and contract owners’ equity as of December 31, 2020, the related statements of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB VARIABLE PRODUCTS SERIES FUND, INC. - CLASS B

VPS Growth & Income Subaccount

VPS Small Cap Growth Subaccount

VPS Dynamic Asset Allocation Subaccount

VPS Global Risk Allocation-Moderate Subaccount

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

Invesco V.I. International Growth Series II Subaccount

Invesco V.I. Balanced-Risk Allocation Series II Subaccount

BNY MELLON VARIABLE INVESTMENT FUND - SERVICE SHARES

Appreciation Subaccount

FEDERATED HERMES INSURANCE SERIES (1)

Kaufmann Fund II Service Shares Subaccount

Managed Volatility Fund II Primary Shares Subaccount

Managed Volatility Fund II Service Shares Subaccount

FIDELITY® VARIABLE INSURANCE PRODUCTS FUND - SERVICE CLASS

VIP Government Money Market Subaccount

FIDELITY® VARIABLE INSURANCE PRODUCTS FUND - SERVICE CLASS 2

VIP Mid Cap Subaccount

VIP Contrafund® Subaccount

VIP Growth Subaccount

VIP Equity-Income Subaccount

VIP Real Estate Subaccount

VIP Target Volatility Subaccount

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2

Franklin Income VIP Subaccount

Franklin Flex Cap Growth VIP Subaccount

Templeton Foreign VIP Subaccount

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 4

Franklin Income VIP Subaccount

Franklin Flex Cap Growth VIP Subaccount

Templeton Foreign VIP Subaccount

Franklin Allocation VIP Subaccount

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 5

Franklin VolSmart Allocation VIP Subaccount

GOLDMAN SACHS VARIABLE INSURANCE TRUST - INSTITUTIONAL SHARES

Large Cap Value Subaccount

U.S. Equity Insights Subaccount

Strategic Growth Subaccount

GOLDMAN SACHS VARIABLE INSURANCE TRUST - SERVICE SHARES

Large Cap Value Subaccount

U.S. Equity Insights Subaccount

Strategic Growth Subaccount

Global Trends Allocation Subaccount

IVY VARIABLE INSURANCE PORTFOLIOS

VIP Asset Strategy Subaccount

VIP Natural Resources Subaccount

VIP Science and Technology Subaccount

J.P. MORGAN INSURANCE TRUST - CLASS I

2

Small Cap Core Subaccount

Mid Cap Value Subaccount

JANUS ASPEN SERIES - SERVICE SHARES

Janus Henderson Research Subaccount

Janus Henderson Global Research Subaccount

Janus Henderson Balanced Subaccount

Janus Henderson Overseas Subaccount

Janus Henderson U.S. Low Volatility Subaccount

Janus Henderson Flexible Bond Subaccount

LAZARD RETIREMENT SERIES, INC. - SERVICE SHARES

Emerging Markets Equity Subaccount

U.S. Small-Mid Cap Equity Subaccount

International Equity Subaccount

Global Dynamic Multi-Asset Subaccount

LEGG MASON PARTNERS VARIABLE EQUITY TRUST - CLASS I

ClearBridge Variable Dividend Strategy Subaccount

ClearBridge Variable Large Cap Value Subaccount

QS Legg Mason Dynamic Multi-Strategy VIT Subaccount

LEGG MASON PARTNERS VARIABLE INCOME TRUST - CLASS II

Western Asset Core Plus VIT Subaccount

MFS® VARIABLE INSURANCE TRUST - SERVICE CLASS

New Discovery Subaccount

Mid Cap Growth Subaccount

Total Return Subaccount

MFS® VARIABLE INSURANCE TRUST II - SERVICE CLASS

Massachusetts Investors Growth Stock Subaccount

MORGAN STANLEY VARIABLE INSURANCE FUND, INC. - CLASS II

VIF Core Plus Fixed Income Subaccount

VIF U.S. Real Estate Subaccount

VIF Growth Subaccount

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - S CLASS

AMT Mid Cap Intrinsic Value Subaccount

NORTHERN LIGHTS VARIABLE TRUST - CLASS 2

TOPS® Managed Risk Balanced ETF Subaccount

TOPS® Managed Risk Moderate Growth ETF Subaccount

TOPS® Managed Risk Growth ETF Subaccount

NORTHERN LIGHTS VARIABLE TRUST - CLASS 3

TOPS® Managed Risk Balanced ETF Subaccount

TOPS® Managed Risk Moderate Growth ETF Subaccount

TOPS® Managed Risk Growth ETF Subaccount

OHIO NATIONAL FUND, INC.

ON Bond Subaccount

ON BlackRock Balanced Allocation Subaccount

ON BlackRock Advantage International Equity Subaccount (1)

ON Janus Henderson Forty Subaccount

ON Janus Henderson Venture Subaccount

ON Janus Henderson Enterprise Subaccount

ON S&P 500® Index Subaccount

ON BlackRock Advantage Large Cap Value Subaccount

ON Federated High Income Bond Subaccount

ON Nasdaq-100® Index Subaccount

ON BlackRock Advantage Large Cap Core Subaccount

ON BlackRock Advantage Small Cap Growth Subaccount

ON S&P MidCap 400® Index Subaccount

3

ON BlackRock Advantage Large Cap Growth Subaccount

ON Risk Managed Balanced Subaccount

ON Moderately Conservative Model Subaccount

ON Balanced Model Subaccount

ON Moderate Growth Model Subaccount

ON Growth Model Subaccount

PIMCO VARIABLE INSURANCE TRUST - ADMINISTRATIVE SHARES

Real Return Subaccount

Total Return Subaccount

Global Bond Opportunities Subaccount

CommodityRealReturn® Strategy Subaccount

Global Diversified Allocation Subaccount

Short-Term Subaccount

Low Duration Subaccount

ROYCE CAPITAL FUND - INVESTMENT CLASS

Small-Cap Subaccount

Micro-Cap Subaccount

THE PRUDENTIAL SERIES FUND, INC. - CLASS II

Jennison 20/20 Focus Subaccount

Jennison Subaccount

WELLS FARGO VARIABLE TRUST

Opportunity Subaccount

Statement of changes in contract owners’ equity for the period from January 1, 2019 to May 1, 2019 (liquidation).

OHIO NATIONAL FUND, INC.

ON Capital Appreciation Subaccount

ON ClearBridge Small Cap Subaccount

ON Equity Subaccount

ON ICON Balanced Subaccount

Statement of operations for the period from January 1, 2020 to December 4, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to December 4, 2020 (liquidation) and the year ended December 31, 2019.

OHIO NATIONAL FUND, INC.

ON Conservative Model Subaccount

Statement of changes in contract owners’ equity for the period from January 1, 2019 to December 27, 2019 (liquidation).

LAZARD RETIREMENT SERIES, INC. - SERVICE SHARES

U.S. Equity Select Subaccount

Statement of operations for the period from January 1, 2020 to May 29, 2020 (liquidation) and the statements of changes in contract owners equity for the period from January 1, 2020 to May 29, 2020 (liquidation) and the year ended December 31, 2019.

OHIO NATIONAL FUND, INC.

4

ON Foreign Subaccount

(1)	See the footnote to the statements of assets and contract owners' equity for the former name of the subaccount.

5

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Statutory Financial Statements and Supplementary Information

December 31, 2020, 2019 and 2018

(With Independent Auditors’ Report Thereon)

KPMG LLP
Suite 3400
312 Walnut Street
Cincinnati, OH 45202

Independent Auditors Report

The Board of Directors

National Security Life and Annuity Company:

We have audited the accompanying financial statements of National Security Life and Annuity Company (a wholly owned subsidiary of The Ohio National Life Insurance Company) (the Company), which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2020 and 2019, and the related statements of income, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2020, and the related notes to the statutory financial statements.

Management s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the New York State Department of Financial Services (the Department). Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using statutory accounting practices prescribed or permitted by the Department which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2020 and 2019, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2020.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2020 and 2019, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2020, in accordance with statutory accounting practices prescribed or permitted by the Department described in Note 2.

Emphasis of Matter

As discussed in Note 3 to the financial statements, effective January 1, 2020, the Company adopted new accounting guidance pursuant to section 21 of the Valuation Manual (VM-21), which revised the valuation of variable annuity and other contracts. Our opinion is not modified with respect to this matter.

Other Matter

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in Schedule I Summary of Investments Other Than Investments in Related Parties, Schedule III Supplementary Insurance Information and Schedule IV Reinsurance is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

Cincinnati, Ohio

March 26, 2021

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus

December 31, 2020 and 2019

(Dollars in thousands, except share amounts)

Admitted Assets	2020	2019
Investments:
Bonds	$57,131	53,080
Cash, cash equivalents and short-term investments	4,289	3,935
Total investments	61,420	57,015
Amounts recoverable from reinsurers	201	547
Accrued investment income	433	391
Current federal income tax recoverable	—	247
Deferred tax asset, net	1,363	848
Other assets	2,192	2,222
Separate account assets	399,200	402,036
Total admitted assets	$464,809	463,306
Liabilities and Capital and Surplus
Life and annuity policies and contract reserves	$34,804	33,855
Liability for deposit type contracts	249	323
Current federal income taxes	814	—
Accounts payable to parent and affiliates	115	369
Amounts payable to reinsurers	358	343
Interest maintenance reserve	322	248
Asset valuation reserve	404	369
Other liabilities	443	732
Transfers to separate accounts due or accrued, net	(2,267)	(1,917)
Separate account liabilities	399,200	402,036
Total liabilities	434,442	436,358
Capital and surplus:
Class A common stock, $250 par value. Authorized, issued and
outstanding 10,000 shares	2,500	2,500
Gross paid in and contributed surplus	33,272	33,272
Aggregate write-ins for special surplus funds	(14,000)	(14,000)
Unassigned surplus	8,595	5,176
Total capital and surplus	30,367	26,948
Total liabilities and capital and surplus	$464,809	463,306

See accompanying notes to statutory financial statements.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Statutory Statements of Income

Years ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

	2020	2019	2018
Premiums and other considerations:
Life and annuity	$(716)	(2,335)	3,245
Total premiums and other considerations:	(716)	(2,335)	3,245
Investment income:
Interest on bonds	2,073	1,952	2,133
Interest on cash and short-term investments	4	10	32
Amortization of interest maintenance reserve	25	28	48
Total investment income	2,102	1,990	2,213
Less investment expenses	18	17	20
Net investment income	2,084	1,973	2,193
Commissions and expense allowances	30	25	26
Other income	10,341	10,701	11,360
Total income	11,739	10,364	16,824
Annuity benefits, fund withdrawals, and other benefits to policyholders
and beneficiaries	31,552	43,403	40,547
Change in reserves for future policy benefits and other funds	728	(5,588)	(4,245)
Commissions	2,153	2,027	3,045
General insurance expenses	760	869	973
Insurance taxes, licenses, and fees	133	427	238
Net transfers from separate accounts	(27,868)	(35,449)	(26,170)
Total expenses	7,458	5,689	14,388
Income before provision for federal income
taxes and net realized capital losses	4,281	4,675	2,436
Provision for federal income taxes	1,214	291	496
Income before net realized capital losses	3,067	4,384	1,940
Net realized capital losses, net of interest maintenance reserve and
income taxes	(48)	(11)	(7)
Net income	$3,019	4,373	1,933

See accompanying notes to statutory financial statements.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Statutory Statements of Changes in Capital and Surplus

Years ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

	Common stock	Gross paid in and contributed surplus	Aggregate write-ins for special surplus funds	Unassigned (deficit) surplus	Total capital and surplus
Balance at December 31, 2017	$2,500	33,272	(14,000)	(700)	21,072
Net income	—	—	—	1,933	1,933
Change in net deferred income tax	—	—	—	202	202
Change in nonadmitted assets and related items	—	—	—	(151)	(151)
Change in asset valuation reserve	—	—	—	(38)	(38)
Change in liability for reinsurance in unauthorized and certified companies	—	—	—	1	1
Balance at December 31, 2018	2,500	33,272	(14,000)	1,247	23,019
Net income	—	—	—	4,373	4,373
Change in net deferred income tax	—	—	—	(123)	(123)
Change in nonadmitted assets and related items	—	—	—	(19)	(19)
Change in asset valuation reserve	—	—	—	(1)	(1)
Change in liability for reinsurance in unauthorized and certified companies	—	—	—	(301)	(301)
Balance at December 31, 2019	2,500	33,272	(14,000)	5,176	26,948
Net income	—	—	—	3,019	3,019
Change in net deferred income tax	—	—	—	715	715
Change in nonadmitted assets and related items	—	—	—	(200)	(200)
Change in asset valuation reserve	—	—	—	(36)	(36)
Change in reserve valuation basis	—	—	—	(366)	(366)
Change in liability for reinsurance in unauthorized and certified companies	—	—	—	287	287
Balance at December 31, 2020	$2,500	33,272	(14,000)	8,595	30,367

See accompanying notes to statutory financial statements.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Statutory Statements of Cash Flow

Years ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

	2020	2019	2018
Cash flow from operations:
Premiums, other considerations, and fund deposits	$4,425	3,030	9,063
Investment income	2,087	2,029	2,156
	6,512	5,059	11,219
Less:
Death and other benefits	26,097	38,433	34,316
Commissions, taxes, and other expenses	3,225	3,956	5,207
Net transfers from Separate Accounts	(27,518)	(36,504)	(28,073)
	1,804	5,885	11,450
Net cash provided by (used in) operations	4,708	(826)	(231)
Cash flow from investing activities:
Proceeds from investments sold, matured, or repaid:
Bonds	8,173	9,482	7,933
Other	—	—	12
Less cost of investments acquired:
Bonds	12,205	4,470	12,475
Net cash (used in) provided by investing activities	(4,032)	5,012	(4,530)
Cash flow from financing and other miscellaneous sources:
Withdrawals on deposit-type contracts and other liabilities	(84)	(84)	(97)
Other, net	(238)	(79)	506
Net cash (used in) provided by financing	(322)	(163)	409
Net increase (decrease) in cash, cash equivalents and short-term investments	354	4,023	(4,352)
Cash, cash equivalents and short-term investments:
Beginning of year	3,935	(88)	4,264
End of year	$4,289	3,935	(88)

See accompanying notes to statutory financial statements.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

(1)	Organization and Business

National Security Life and Annuity Company (“NSLAC” or the “Company”) is a stock life insurance company domiciled in New York and wholly owned by The Ohio National Life Insurance Company (“ONLIC”), a stock life insurance company. ONLIC is 100% owned by Ohio National Financial Services, Inc. (“ONFS”), a stock holding company. ONFS is 100% owned by Ohio National Mutual Holdings, Inc. (“ONMH”), a mutual holding company organized under Ohio insurance laws.

The Company is licensed in 17 states and the District of Columbia and markets a portfolio of variable annuity products. The Company is subject to regulation by the insurance departments of states in which it is licensed and undergoes periodic examinations by those departments.

Effective March 16, 2018, the Company no longer actively markets or issues new individual variable annuity business, which currently represents the majority of the Company’s inforce contracts and policies.

(2)	Basis of Presentation

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by The New York State Department of Financial Services (the “Department”), which is an other comprehensive basis of accounting that differs from U.S. generally accepted accounting principles (“GAAP”). The Department requires that insurance companies domiciled in the State of New York prepare their statutory basis financial statements in accordance with the Statement of Statutory Accounting Principles (“SSAP”) that are described in the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures Manual (the “Manual”) subject to any deviations prescribed or permitted by the state insurance commissioner.

The Company does not have any permitted statutory accounting practices as of December 31, 2020 and December 31, 2019.

However, the Department has required the Company to adopt certain prescribed reserve methodologies that differ from those found in NAIC SSAP, specifically, the methodology used within the Company’s asset adequacy reserve calculation. See Note 8 for further information.

Statutory accounting practices are different in some respects from financial statements prepared in accordance with GAAP. The primary reasons for the differences between equity and net income on a GAAP basis versus capital and surplus and net income on a statutory basis are that, for GAAP reporting purposes:

•	The costs related to acquiring business, principally commissions and certain policy issue expenses related to successful acquisition efforts, are amortized over the period benefited rather than charged to income in the year incurred;

•	future policy benefit reserves are based on anticipated Company experience for lapses, mortality and investment yield, rather than statutory mortality and interest requirements, without consideration of withdrawals;

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

•	investments in fixed maturity securities are carried at either amortized cost or fair value based on their classifications; investments in fixed maturity securities classified as available-for-sale are carried at estimated fair value with net unrealized holding gains and losses reported in other comprehensive income; fixed maturity securities designated as trading are carried at fair value with net unrealized holding gains and losses reported in income; under statutory accounting, investments in bonds are reported at the lower of amortized cost or fair value based on their NAIC rating and any adjustments to fair value are reported directly in surplus (see Note 3(c) for more information regarding bond valuation);

•	only contracts that have significant mortality or morbidity risk are classified as insurance contracts; otherwise, they are accounted for in a manner consistent with the accounting for interest bearing or other financial instruments; for statutory reporting, contracts that have any mortality or morbidity risk, regardless of significance, and contracts with life contingent annuity purchase rate guarantees are classified as insurance contracts;

•	the asset valuation reserve and interest maintenance reserve are not recorded;

•	under GAAP, “nonadmitted” assets do not exist, while for statutory reporting nonadmitted assets are excluded from surplus (see Note 3(b) for more information regarding nonadmitted assets);

•	changes in deferred taxes are recognized in operations;

•	there is a presentation of other comprehensive income and comprehensive income;

•	certain assets and liabilities are reported gross of ceded reinsurance balances;

•	deposits to universal life contracts, investment contracts and limited payment contracts are not included in revenue;

•	negative cash balances are reported as liabilities;

•	certain annuity related contracts give rise to embedded derivatives for GAAP while STAT does not recognize these embedded derivatives; and

•	on a statutory basis only, the correction of immaterial prior period errors are recorded directly to surplus.

The effects of the foregoing variances from GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

(3)	Summary of Significant Accounting Policies

The significant accounting policies followed by the Company that materially affect financial reporting are summarized below.

(a)	Use of Estimates

In preparing the statutory financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities as of the date of the statutory financial statements, and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

The most significant estimates and assumptions include those used in determining the liability for future policy benefits and claims, contingencies, provision for income taxes, deferred taxes, uncertain income tax positions and contingencies, and valuation of and impairment losses on investments. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the date of the statutory financial statements. Management believes the amounts provided are appropriate.

(b)	Nonadmitted Assets

Certain assets designated as “nonadmitted assets” (principally certain deferred taxes, and certain receivables) have been excluded from total admitted assets by a direct charge to surplus.

(c)	Investments

Investment Income

Interest on investments is recorded within investment income. Realized capital gains and losses are reported net of federal income tax and transfers to the interest maintenance reserve (“IMR”). Realized gains (losses) on the sale of investments are determined on the basis of specific security identification on the trade date. Unrealized gains and losses on investments are charged or credited to unassigned surplus in accordance with NAIC rules.

Interest is accrued as earned using an effective yield method giving effect to amortization of premiums and accretion of discounts.

Bonds

Bonds are valued as prescribed by the Securities Valuation Office (“SVO”) of the NAIC Investment Analysis Office. Bonds are rated as “1” (highest quality), “2” (high quality), “3” (medium quality), “4” (low quality), “5” (lowest quality, not in or near default) or “6” (lowest quality, in or near default). Bonds rated as categories 1 through 5 are reported in the financial statements at amortized cost using the modified scientific method. Bonds rated as category 6 are reported at the lower of amortized cost or fair value.

Mortgage-backed securities are generally stated at amortized cost and are amortized using anticipated prepayment assumptions based on a retrospective adjustment method that estimates prepayment activity by utilizing certain factors, including seasonality, current levels of interest rates, economic activity, and the term and age of the underlying collateral.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Management regularly reviews its bond portfolio in order to evaluate the necessity to record impairment losses for other-than-temporary declines in estimated fair value of investments. See Note 6 for management’s description and analysis of the portfolio.

Cash, Cash Equivalents and Short-term Investments

Short-term investments are carried at amortized cost and cash equivalents are carried at fair value. Cash equivalents are short-term and highly liquid investments with original maturities of three months or less, and short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at time of purchase.

(d)	Separate Accounts

Separate account assets and liabilities represent contract holders’ funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at estimated fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contract holders. Separate account liabilities for individual annuities issued in 1992 and after represent contract holders’ funds adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”). The difference between full account value and CARVM is reflected in transfers to separate accounts due or accrued, net, as prescribed by the NAIC, on the statutory statements of admitted assets, liabilities and capital and surplus. The annual change in the difference between full account value and CARVM is reflected in the statutory statements of income as part of the net transfers from separate accounts. The Company’s revenue reflects fees charged to the separate accounts including administrative services and risks assumed and for the activity related to guaranteed contracts, which are riders to existing variable annuity contracts that are guaranteed by the Company’s general account assets.

Premium income, benefits and expenses of the separate accounts are included in the statutory statements of income with the offset recorded in net transfers from separate accounts in the statutory statements of income. Investment income and realized capital gains (losses) on the assets of separate accounts, other than seed money, accrue to contract holders and are not recorded in the statutory statements of income. Unrealized capital gains (losses) on assets of separate accounts accrue to contract holders and, accordingly, are reflected in the separate account liability to the contract holder.

(e)	Revenues and Expenses

Premiums are credited to revenue over the premium paying period of the policies. Universal life and annuity premiums are recognized as revenue when received. Amounts received related to deposit contracts with mortality or morbidity risk, such as traditional life products and certain annuities with life contingencies, are recorded as premiums. Amounts received as payment for deposit contracts that do not incorporate any mortality or morbidity risk, including those annuities without life contingencies, are not reported as revenue, but are recorded directly to the appropriate policy reserve account.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Expenses, including acquisition costs related to acquiring new business, are charged to operations as incurred.

(f)	Reserves for Future Policy Benefits

Life Policies and Contracts

Life reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. The mortality tables and interest assumptions used are the 1958 Commissioners Standard Ordinary (“CSO”) table with interest rates of 4.5% and the 1980 CSO table with interest rates from 4.0% to 6.0%.

The Company waives the deduction of deferred fractional premium at death and returns any portion of the final premium beyond the date of death. Surrender values are not promised in excess of the legally computed reserves. Reserves are computed using continuous functions to reflect these practices.

The method used in valuation of substandard policies is to hold 50% of the annual substandard premium as the substandard reserve in addition to the reserve calculated using standard mortality.

The Company had no individual life insurance in force or related reserves as of December 31, 2020 and 2019, for which the gross premiums were less than the net premiums according to the standard valuation set by the Department.

Tabular interest, tabular less actual reserves released, and tabular cost for all life contracts are determined in accordance with NAIC Annual Statement instructions. Variable life insurance products use a formula that applies a weighted average credited rate to the mean account value.

Annuity and Other Deposit Funds

The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder.

The Company also issues nontraditional variable annuity contracts in which the Company provides various forms of guarantees/riders to benefit the related contract holders.

The Company has five main types of rider benefits offered with individual variable annuity contracts:

•	guaranteed minimum death benefit (“GMDB”);

•	guaranteed minimum income benefit (“GMIB”);

•	guaranteed minimum accumulation benefit (“GMAB”);

•	guaranteed minimum withdrawal benefit (“GMWB”); and

•	guaranteed lifetime withdrawal benefit (“GLWB”).

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Effective January 1, 2020, the Company began reserving for all variable annuity policies in-force under section 21 of the Valuation Manual (“VM-21”). VM-21 sets forth requirements for the valuation of principles based reserves (“PBR”) for variable annuity and other contracts involving certain guaranteed benefits similar to those offered with variable annuities. VM-21 is a holistic reserve methodology, thus rider benefit reserves are not determined separately from the base reserve but rather on the policy as a whole. The requirement applies the principles of asset adequacy analysis directly to the risks associated with these products and guarantees. The VM-21 liability is evaluated with both company assumptions and prescribed assumptions under stochastic scenarios net of currently held applicable hedge asset cash flows. The Company holds the reserve liability valuation at the Conditional Tail Expectation (“CTE”) 70 level of the company assumptions value plus any additional standard projection amount and is subject to a floor of cash surrender value. These guarantee reserves are included in the general account reserves. Prior to 2020, these policies were reserved under the Actuarial Guideline 43.

The reserves and deposit liabilities for individual deferred annuity products have been established based on the participants’ net contributions, policy term, interest rates and various contract provisions. The average interest rate credited on these annuity policies was 2.63%, 2.60% and 2.70% for the years ended December 31, 2020, 2019 and 2018, respectively. The reserves for individual annuity policies issued after 1991 have been adjusted for possible future surrender charges in accordance with CARVM.

Reserves for ordinary (individual) immediate annuities are determined using either the Annuity 2000 Mortality Table at interest rates of 4.5% to 5.5% or the IAR2012 Mortality Table at interest rates of 1.5% to 4.0%.

(g)	Asset Valuation Reserve/Interest Maintenance Reserve

In compliance with statutory requirements, the Company maintains an asset valuation reserve (“AVR”) and an IMR as prescribed by the NAIC.

The AVR is a formula reserve, which addresses specific asset risk areas and consists of the default component and the equity component. The default component provides for future credit-related losses on bonds, including corporate debt securities. The equity component covers all types of equity investments. The two components are designed to address the default and equity risks of the Company’s assets by calculating maximum reserve targets and controlling the flow of the reserve from and into surplus. The change in AVR is charged or credited directly to unassigned surplus.

The IMR minimizes the statutory statements of income impact of interest rate related realized capital gains and losses. Realized capital gains and losses for all types of bonds that result from changes in the overall level of interest rates are removed from the net realized capital gains (losses) amount and credited or charged to the liability for IMR. This liability is amortized into income over the remaining life of each bond based on a seriatim method.

Credit related other-than-temporary impairment losses are recorded through the AVR; interest related other-than-temporary impairment losses are recorded through the IMR.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

(h)	Reinsurance

Reinsurance is an agreement by which a reporting entity transfers all or part of its risk under a contract to another reporting entity. For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or these that delay the timely reimbursement of claims.

Accounting for reinsurance requires the use of significant management estimates and assumptions, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risk. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the strength of counterparties to its reinsurance agreements. Reinsurance does not discharge the Company from its primary liability to policyholders, and to the extent that a reinsurer were unable to meet its obligations, the Company would be liable to policyholders.

Premium income, benefits to policyholders, and policyholders’ reserves are stated net of reinsurance. Premiums, benefits and reserves related to reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance agreements. The Company records a receivable for reinsured benefits paid and reduces policyholders’ reserves for the portion of insurance liabilities that are reinsured. Commissions and expense allowances on reinsurance ceded are recorded as revenue.

(i)	Income Taxes

Total federal income taxes are based upon the Company’s best estimate of its current and deferred tax liabilities. Current tax expense is reported on the statutory statements of operations as provision for federal income tax expenses if resulting from operations, and within net realized capital gains (losses) if resulting from capital transactions. Changes in the balance of deferred taxes, which provided for book versus tax temporary differences, are subject to limitations and are reported on various lines within surplus. Limitations of deferred income taxes are recorded on the change in nonadmitted assets line, whereas, deferred taxes associated with net unrealized capital gains (losses) are shown within that caption on a net basis. Accordingly, the reporting of temporary differences, such as reserves and policy acquisition costs, and permanent differences, such as dividend received deduction and tax credits, results in effective tax rates that differ from the federal statutory tax rate.

The Company is included as part of the life/non-life consolidated federal income tax return of its ultimate parent, ONMH. The method of allocation of tax among the consolidated affiliates is subject to a written agreement and is based on the affiliates’ separate company taxable income. Net operating losses and realized losses are settled when utilized. Intercompany tax balances are settled quarterly.

On March 27, 2020, the Coronavirus Aid, Relief and Economic Security (“CARES”) Act was enacted and signed into law. The CARES Act includes, among other items, measures concerning income tax, payroll tax credits, and loan programs. The CARES Act permits net operating loss (“NOL”) carryovers and carrybacks to offset 100% of taxable income for taxable years beginning before 2021. In addition, the CARES Act allows NOLs incurred in 2018, 2019, and 2020 to be carried back to generate a refund of previously paid income taxes. The Company does not anticipate the NOL changes to impact income taxes. The Company did not participate in any of the CARES payroll tax credits or loan programs.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

(j)	Litigation Contingencies

The Company may be subject to legal actions arising in the normal course of business. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company’s financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of loss can be reasonably estimated. Legal costs are recognized as incurred, and for the estimated amount to be incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company’s statutory financial statements.

(k)	New Accounting Standards

In May 2020, the NAIC adopted revisions to disclosures for SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which is effective as of December 31, 2020 and applied on a prospective basis. These revisions did not have an impact on the Company’s statutory financial statements; however, the new disclosures were included in Schedule 4.

In July 2020, the NAIC issued revisions to SSAP No.26R, Bonds. These revisions are effective as of January 1, 2021 and clarify that the accounting and reporting of investment income and capital gains/loss, due to the early liquidation either through a called bond or a bond tender offer, shall be similarly applied. Management does not expect that this guidance will have a material impact on its statutory financial statements.

(l)	Subsequent Events

The Company has evaluated subsequent events through March 26, 2021, the date the statutory financial statements were available to be issued.

On March 22, 2021, the Board of ONMH unanimously approved an agreement to enter into a strategic transaction with Constellation Insurance Holdings, Inc. (“Constellation”) whereby Constellation will acquire ONMH. The agreement was signed on March 22, 2021.

ONMH entered into the transaction to strengthen its financial position, enhance its market position, and enable it to become a stronger, more responsive and innovative financial services company. Constellation will build off ONMH’s strengths and infrastructure to grow its insurance business going forward.

The transaction will be structured as a sponsored demutualization, which means ONMH will convert to a stock company and will be indirectly owned by Constellation upon closing of the transaction. The conversion requires a vote by eligible members as well as regulatory review and approval. Eligible members will be compensated for the extinguishment of their membership interests with additional policy benefits, or cash, as applicable. In addition to member compensation, Constellation has committed a $500 million capital infusion into ONMH over a four-year period following the closing of the transaction.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The transaction is subject to regulatory and member approval. Upon completion of the transaction, ONMH will be a private stock company owned by Constellation.

(4)	Risks

The Company participates in an industry where there are risk factors that could have material adverse effects on the business and operating results. The following is a description of the various risk factors:

Legal/Regulatory Risk is the risk that changes in the legal or regulatory environment in which the Company operates could result in increased competition, reduced demand for the Company’s products, or additional unanticipated expenses in the pricing of its products.

State insurance regulators and the NAIC regularly re-examine existing laws and regulations applicable to insurance companies and their products. Changes in these laws and regulations may be designed to protect or benefit policyholders and thus affect the Company’s operating results.

Increased assessments from guaranty associations may occur if there is an increase of impaired, insolvent or failed insurers in the jurisdictions in which the Company operates.

Concentration Risk is the risk that arises from the Company’s reliance upon certain key business relationships. The Company’s largest distributor of variable annuity products accounted for approximately 31% and 30% of total individual annuity reserves as of December 31, 2020 and 2019, respectively. It is possible that a change in the Company’s relationship with this distributor could result in a decrease in revenues from the loss of existing variable annuity deposits or from a decrease in future total variable annuity deposits. The Company has entered into a 100% coinsurance agreement with ONLIC for certain guaranty benefit riders. If the Company is unable to continue to negotiate acceptable coinsurance arrangements in the future, management could be required to seek other methods for maintaining required capital.

Mortality Risk is the risk that overall life expectancy assumptions used by the Company in the pricing of its life insurance and annuity products prove to be too aggressive. This situation may occur, for example, as a result of pandemics, terrorism, natural disasters, or acts of war. The Company attempts to reduce this risk through geographical diversification and the purchase of reinsurance.

Reinsurance Risk is the risk that the reinsurance companies, where the Company has ceded a portion of its underwriting risk, may default on their obligation. The Company has entered into reinsurance agreements to cede a portion of its life and annuity business. The Company attempts to mitigate this risk by monitoring the ratings of reinsurance companies it chooses to cede risk to, requiring collateral to support ceded reserves, and following up on any outstanding balances with reinsurance companies.

Ratings Risk is the risk that rating agencies change their outlook or rating of the Company. If such ratings were lowered significantly relative to its competitors, the Company’s ability to market products to new customers could be harmed, and the Company could potentially lose existing customers. The Company monitors its Risk-Based Capital (“RBC”) and other ratios for adequacy and maintains regular communications with the rating agencies in its effort to minimize the adverse impact of this risk.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Cyber Risk is the potential for information and systems to be vulnerable to adverse events, such as breaches, thefts, compromised integrity, damage, fraud, or business disruption, caused by internal, external or third parties. The loss of confidentiality, integrity or availability for information and systems could disrupt operations, result in the loss of business, materially affect profitability and negatively impact the Company’s reputation. The Company utilizes a defense in depth approach to physically, administratively and technically mitigate cyber risk. Multiple layers of security controls provide redundancy in the event a security control fails or a vulnerability is exploited. Despite these efforts, there is still a risk a cyber incident could happen.

Credit Risk is the risk that issuers of investment securities or other parties, including reinsurers, default on their contractual obligations or experience adverse changes that would affect the Company. The Company attempts to minimize the adverse impact of this risk by monitoring the portfolio diversification, the Company’s exposure to impairment, collectability of the loans, and the credit quality of reinsurers.

Interest Rate Risk is the risk that interest rates will change and impact the valuation of the bond investments. A change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

Equity Market Risk is the risk of loss due to declines in the equity markets in which the Company participates. A decline in the stock market will affect the contract value of the Company’s individual variable annuity contracts, which offer guaranteed benefit riders. Losses in the equity market could result in declines in separate account assets and assets under management, which would affect investment management fees revenue. The Company attempts to minimize the adverse impact of this risk by monitoring the diversification of the Company’s investment portfolio and through reinsurance arrangements with third parties.

Liquidity Risk is the risk that the Company may not have the ability to sell certain investments to meet obligations of the Company.

Investment Risk – see Note 6 for additional risks specific to the investment portfolio.

Coronavirus (“COVID-19”) Risk is the potential risk the Company is exposed to with the ongoing COVID-19 pandemic. Depending on the scope, severity and duration of the crisis, the Company could experience potential disruptions to business operations resulting from quarantines of employees, policyholders, or its distribution. Further, new and potentially unforeseen risks beyond those described above may arise as a result of the COVID-19 pandemic and the actions taken by governmental and regulatory authorities to mitigate its impact. Even after the crisis subsides, it is possible that the U.S. and other major economies will experience a prolonged recession or a prolonged economic recovery, in which event the Company’s businesses, results of operations and financial condition could be materially and adversely affected. Deterioration of economic conditions, geopolitical tensions or weakening in global capital markets may materially affect the Company’s businesses, results of operations, financial condition and liquidity.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The Company has business continuity plans in place to attempt to mitigate the risk posed to business operations by disruptive incidents such as these. The Company is continuing to evaluate the potential long-term impact of the crisis to its operations and financial condition.

(5)	Fair Value Measurements

Included in various investment related line items in the statutory financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or for certain bonds when carried at the lower of cost or market.

Fair Value Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The market approach utilizes prices and other relevant information generated by market transactions involving identical or comparable assets and liabilities. The income approach uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company’s estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in circumstances.

The Company is required to categorize its assets and liabilities that are carried at estimated fair value on the statutory statements of admitted assets, liabilities, and capital and surplus into a three level hierarchy based on the priority of the inputs to the valuation technique in accordance with SSAP No. 100, Fair Value Measurements. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure estimated fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement.

The levels of the fair value hierarchy are as follows:

•	Level 1 – Fair value is based on unadjusted quoted prices for identical assets and liabilities in an active market at the measurement date. The types of assets and liabilities utilizing Level 1 valuations generally include cash and short-term investments, and separate account assets.

•	Level 2 – Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets or that are derived principally from, or corroborated by, observable market data through correlation or other means for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include U.S. government agency securities, municipal bonds, foreign government debt, certain corporate debt, asset-backed, mortgage-backed, and private placement securities, certain common stocks, and cash equivalent securities.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

•	Level 3 – Fair value is based on unobservable inputs for the asset or liability for which there is little or no market activity at the measurement date. Unobservable inputs used in the valuation reflect management’s best estimate about the assumptions market participants would use to price the asset or liability. The types of assets and liabilities utilizing Level 3 valuations generally include certain corporate debt, and asset-backed or mortgage-backed securities.

The following tables present the Company’s hierarchy for its financial assets and liabilities measured at estimated fair value on a recurring basis at December 31:

	Level 1	Level 2	Level 3	Total
2020
Assets:
Investments:
Cash, cash equivalents and short-term investments	$4,289	—	—	4,289
Other assets:
Separate account assets	399,200	—	—	399,200
Total assets	$403,489	—	—	403,489
2019
Assets:
Investments:
Cash, cash equivalents and short-term investments	$2,935	1,000	—	3,935
Other assets:
Separate account assets	402,036	—	—	402,036
Total assets	$404,971	1,000	—	405,971

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The carrying amount and the NAIC estimated fair value of all financial instruments were as follows as of December 31. The valuation techniques used to estimate these fair values are described below.

		NAIC
	Carrying	estimated	Fair value hierarchy level
	amount	fair value	Level 1	Level 2	Level 3
					2020
Assets:
Investments:
Bonds	$57,131	62,653	1,729	60,924	—
Cash, cash equivalents and short-term investments	4,289	4,289	4,289	—	—
Other assets:
Separate account assets	399,200	399,200	399,200	—	—
Liabilities:
Individual deferred and immediate annuity contracts	$21,052	21,110	—	21,110	—
Separate account liabilities	399,200	399,200	399,200	—	—
2019
Assets:
Investments:
Bonds	$53,080	55,544	1,745	53,800	—
Cash, cash equivalents and short-term investments	3,935	3,935	2,935	1,000	—
Other assets:
Separate account assets	402,036	402,036	402,036	—	—
Liabilities:
Individual deferred and immediate annuity contracts	$20,178	19,983	—	19,983	—
Separate account liabilities	402,036	402,036	402,036	—	—

Determination of Fair Values

The valuation methodologies used to determine the estimated fair values of assets and liabilities under the exit price notion of SSAP No. 100, Fair Value Measurements, reflect market participant objectives and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Company determines the estimated fair values of certain financial assets and financial liabilities based on quoted market prices, where available. The Company also determines estimated fair value based on future cash flows discounted at the appropriate current market rate. Estimated fair values include adjustments for credit-related and liquidity issues of the underlying issuer of the investment.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The Company has policies and guidelines that establish valuation methodologies and consistent application of such methodologies. These policies and guidelines provide controls around the valuation process. These controls include appropriate review and analysis of investment prices against market activity or price variances, review of price source changes, and review of methodology changes.

The following is a discussion of the methodologies used to determine estimated fair values for the financial instruments listed in the above tables:

Bonds – The estimated fair value of bonds is based on market prices published by the SVO where available. Otherwise, the fair value of bonds is generally obtained from independent pricing services based on market quotations of reported trades for identical or similar securities. The Company classifies these bonds as Level 1 assets.

When there are no recent reported trades, the Company uses third party pricing services that use matrix or model processes to develop a security price using future cash flow expectations and collateral performance discounted at an estimated market rate. For the pricing of asset-backed and mortgage-backed securities, the models include estimates for future principal prepayments based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Since these securities have been priced using market observable inputs that are obtained by the independent pricing services, the Company has classified these bonds as Level 2 assets.

Bonds not priced by independent services are generally priced using an internal pricing matrix. The internal pricing matrix is developed by obtaining spreads for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular bond to be priced using the internal matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield is then used to estimate the fair value of the particular bond. Since the inputs used for the internal pricing matrix are based on observable market data, the Company has classified these fair values within Level 2.

In some instances the independent pricing service will price securities using independent broker quotations from market makers and other broker/dealers recognized to be market participants, which utilize inputs that may be difficult to corroborate with observable market data. These bonds are classified as Level 3 assets.

Cash, cash equivalents and short-term investments – Cash is considered a Level 1 asset as it is the functional currency in the U.S. and is the most liquid form of an asset and not subject to valuation fluctuations. Cash is comprised of bank deposits.

Short-term investments are considered Level 2 since they are short-term, highly liquid investments that are not traded on an active market but are both, a) readily convertible to known amounts of cash, and b) so near their maturity that they present insignificant risk of changes in value because of changes in interest rates. These short-term investments are recorded at carrying value, which approximates fair value since they are so close to maturity.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Separate account assets – Separate account assets are recorded at estimated fair value based primarily on market quotations of the underlying securities and reported as a summarized total on the statutory statement of admitted assets, liabilities, and capital and surplus. The underlying securities are mutual funds that are valued using the reported net asset value, which is published daily. The Company has classified separate account assets as Level 1 assets.

Individual deferred and immediate annuity and investment contracts – The fair value of the Company’s liabilities under investment contracts is disclosed using one of two methods. For investment contracts without defined maturities, fair value is the estimated amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analyses. Cash flows are discounted at a rate that reflects the nonperformance risk of the Company. The inputs are market observable; therefore, the Company has classified these as Level 2 assets.

Asset Transfers Between Levels

The Company will review its fair value hierarchy classifications annually. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities.

There were no transfers between levels in 2020 or 2019.

(6)	Investments

Investment Risks and Uncertainties

Investments are exposed to various risks and uncertainties that affect the determination of estimated fair values, the ability to sell certain investments during strained market conditions, the recognition of impairments, and the recognition of income on certain investments. These risks and uncertainties include:

•	the risk that the Company’s assessment of an issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer;

•	the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated;

•	the risk that the Company obtains inaccurate information for the determination of the estimated fair value estimates and other-than-temporary impairments; and

•	the risk that new information or changes in other facts and circumstances lead the Company to change its intent to hold the security to maturity or until it recovers in value.

Any of these situations are reasonably possible and could result in a charge to income in a future period.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The determination of impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with each asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

The recognition of income on certain investments, including asset-backed and mortgage-backed securities, is dependent upon certain factors such as prepayments and defaults, and changes in factors could result in changes in amounts to be earned.

Bonds

Bonds by Sector

The carrying value, gross unrealized gains and losses, and estimated fair values of investments in bonds at December 31 are as follows:

	2020
		Gross	Gross	NAIC
	Carrying	unrealized	unrealized	estimated
	value	gains	losses	fair value
Bonds:
U.S. government	$1,997	35	—	2,032
States, territories and possessions	3,281	188	—	3,469
Special revenue and assessment	899	52	—	951
Industrial and miscellaneous	50,954	5,260	(13)	56,201
Total bonds	$57,131	5,535	(13)	62,653

	2019
		Gross	Gross	NAIC
	Carrying	unrealized	unrealized	estimated
	value	gains	losses	fair value
Bonds:
U.S. government	$2,019	42	—	2,061
States, territories and possessions	2,425	116	—	2,541
Special revenue and assessment	1,057	15	—	1,072
Industrial and miscellaneous	47,579	2,332	(41)	49,870
Total bonds	$53,080	2,505	(41)	55,544

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Included in the tables above under the caption U.S. government are bonds that were issued by agencies not backed by the full faith and credit of the U.S. government such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

Investments with an amortized cost of $1,711 and $1,715 were on deposit with various regulatory agencies as required by law as of December 31, 2020 and 2019, respectively.

Maturities of Bonds

The carrying value and the NAIC estimated fair value of bonds at December 31, 2020, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are classified based on the last payment date of the underlying mortgage loans with the longest contractual duration.

		NAIC
	Carrying	estimated
	value	fair value
Due in one year or less	$4,863	5,333
Due after one year through five years	24,654	27,037
Due after five years through ten years	17,609	19,311
Due after ten years	10,005	10,972
Total	$57,131	62,653

Continuous Gross Unrealized Losses for Bonds

The following tables present the NAIC estimated fair value and gross unrealized losses of the Company’s bonds (aggregated by sector) in an unrealized loss position, aggregated by length of time the securities have been in a continuous unrealized loss position at December 31:

	Less than 12 months		12 months or longer		Total
	NAIC		NAIC		NAIC
	estimated	Unrealized	estimated	Unrealized	estimated	Unrealized
	fair value	losses	fair value	losses	fair value	losses
2020
Industrial and miscellaneous	$1,115	(13)	—	—	1,115	(13)
Total	$1,115	(13)	—	—	1,115	(13)
2019
Industrial and miscellaneous	$2,232	(15)	1,494	(26)	3,726	(41)
Total	$2,232	(15)	1,494	(26)	3,726	(41)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The table below summarizes the bonds by sector in an unrealized loss position for less than and greater than twelve months as of December 31:

	Less than	12 months
	12 months	or more	Total
2020
99.9%-80%:
Industrial and miscellaneous	$(13)	—	(13)
Total	$(13)	—	(13)
2019
99.9%-80%:
Industrial and miscellaneous	$(15)	(26)	(41)
Total	$(15)	(26)	(41)

Evaluation of Other-Than-Temporarily Impaired Investments

Management regularly reviews its bond and stock portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in fair value of investments. An analysis which focuses on the issuer’s ability to service its debts and the length of time and extent the bond has been valued below cost. This review process includes an assessment of the credit quality or an assessment of the future cash flows of the identified investment in the portfolio.

For any securities identified in the review of the portfolio, the Company considers additional relevant facts and circumstances in evaluating whether the security is other-than-temporarily impaired (“OTTI”). Relevant facts and circumstances that may be considered include:

•	comparison of current estimated fair value of the security to cost;

•	length of time the estimated fair value has been below cost;

•	financial position of the issuer, including the current and future impact of any specific events, including changes in management;

•	analysis of issuer’s key financial ratios based upon the issuer’s financial statements;

•	any items specifically pledged to support the credit along with any other security interests or collateral;

•	the Company’s intent to sell the security or if it is more likely than not that it will be required to sell the security before it can recover the amortized cost or, for equity securities, the forecasted recovery of estimated fair value in a reasonable period of time;

•	overall business climate including litigation and government actions;

•	rating agency downgrades;

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

•	analysis of late payments, revenue forecasts and cash flow projections for use as indicators of credit issues; and

•	other circumstances particular to an individual security.

In addition to the above, for certain securitized financial assets with contractual cash flows, including loan-backed and structured securities, the Company periodically evaluates the securities using the currently estimated cash flows, including new prepayment assumptions using the retrospective adjustment methodology. If the evaluation based on currently estimated cash flows results in discounted estimated future cash flows less than the book value, an OTTI is considered to have occurred. If the Company has the ability to hold and no intent to sell the security, the impairment amount recognized as a realized loss would be the difference between the amortized cost and the discounted cash flows.

For bonds that are OTTI and securities where the Company intends to sell or does not have the ability to hold the security, the realized loss would equal the difference between the amortized cost and its fair value at the statutory statements of admitted assets, liabilities, and capital and surplus date.

For industrial and miscellaneous securities, the Company evaluates the financial performance of the issuer, based upon credit performance and investment ratings, and expects to recover the entire amortized cost of each security.

As of December 31, 2020, investments in loan-backed and structured securities, for which an OTTI has not been recognized in earnings and which were in an unrealized loss position, had a fair value of $804. Loan-backed and structured securities in an unrealized loss position for less than 12 months had a fair value of $804 and unrealized losses of $7. There were no loan-backed and structured securities in an unrealized loss position for greater than 12 months. These loan-backed and structured securities were primarily categorized as industrial and miscellaneous.

Current Year Evaluation

The Company has concluded that securities in an unrealized loss position as of December 31, 2020 and 2019 reflect temporary fluctuations in economic factors that are not indicative of OTTI due to the Company’s ability and intent to hold these investments until recovery of estimated fair value or amortized cost and for equity investments, anticipate a forecasted recovery in a reasonable period of time.

Total unrealized losses decreased from December 31, 2019 to December 31, 2020 due to tighter credit spreads and decreases in interest rates. Accordingly no write-downs were deemed necessary for the securities reflected in the tables above.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Net Realized Capital Gains (Losses) and Change in Unrealized Capital Gains (Losses)

The following is a summary of realized capital gains (losses) and the change in unrealized capital gains (losses), including realized losses for OTTI of investments, for the years ended December 31:

	Change in	Total
	Realized	unrealized	investment
	gains (losses)	gains (losses)	gains (losses)
2020
Bonds	$88	—	88
Other	1	—	1
Total	89	—	89
Less amount credited to interest maintenance reserve	98	—	98
Net losses before tax	(9)	—	(9)
Taxes on capital losses	(39)	—	(39)
Net losses after tax	$(48)	—	(48)
2019
Bonds	$(4)	—	(4)
Other	(51)	—	(51)
Total	(55)	—	(55)
Less amount credited to interest maintenance reserve	(35)	—	(35)
Net losses before tax	(20)	—	(20)
Taxes on capital losses	9	—	9
Net losses after tax	$(11)	—	(11)
2018
Bonds	$(8)	—	(8)
Other	(4)	—	(4)
Total	(12)	—	(12)
Less amount credited to interest maintenance reserve	(9)	—	(9)
Net losses before tax	(3)	—	(3)
Taxes on capital losses	(4)	—	(4)
Net losses after tax	$(7)	—	(7)

Realized capital gains and losses, net of tax, for all types of bonds that result from changes in the overall level of interest rates are credited or charged to the IMR, and these capital gains or losses are amortized into income over the remaining period of time based on the original maturity date of the bond sold.

Realized capital gains (losses) on investments, as shown in the tables above, include write-downs for OTTI of $11 for the year ended December 31, 2020 and $0 for the years ended December 31, 2019 and 2018. As of December 31, 2020, securities with a carrying value of $84, which had a cumulative write-down of $46 due to OTTI, remained in the Company’s investment portfolio.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Included in the write-downs for OTTI are write-downs for OTTI on loan-backed and structured securities of $11 for 2020 and $0 for 2019 and 2018. The table below lists each security that recognized OTTI impairment in 2020 due to the fact that the present value of the cash flows expected to be collected was less than the amortized cost basis of the securities:

	Book/Adjusted					Date of
	Carrying Value		Recognized			Financial
	Amortized Cost		OTTI in	Amortized		Statement
	Before Current	Projected	Current	Cost After	Fair	When
CUSIP	Period OTTI	Cash Flows	Period	OTTI	Value	Reported
126994EK0	$46	35	11	35	38	3/31/2020
Total	$46	35	11	35	38

There was no investment income due and accrued excluded from surplus on bonds in default as of December 31, 2020, 2019 and 2018.

Sales of Bonds

Proceeds from sales of investments in bonds, excluding calls, during 2020, 2019 and 2018 were $6,975, $8,047 and $3,524, respectively. Gross gains of $108, $25 and $15 and gross losses of $2, $75 and $24 were realized on those transactions in 2020, 2019 and 2018, respectively.

(7)	Separate Accounts

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. For the current reporting year, the Company reported assets and liabilities from variable individual annuities and variable universal life.

In accordance with the State of New York procedures on approving items within the separate account, the separate account classification of the product is subject to Section 4240 of the New York State Insurance Law. In addition, the separate accounts are supported through affirmative approval of the plans of operations by the New York State Insurance Commissioner.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

As of December 31, 2020 and 2019, the Company’s separate account statement included legally insulated assets of $399,200 and $402,036, respectively. The assets legally insulated from the general account as of December 31, are attributed to the following:

	2020	2019
Variable individual annuities	$398,967	401,826
Variable immediate annuities	129	123
Variable universal life	104	87
Total	$399,200	402,036

At December 31, 2020 and 2019, there were no separate account securities lending arrangements.

In accordance with the products/transactions recorded within the separate account, some separate account liabilities are guaranteed by the general account. (In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account.)

As of December 31, 2020 and 2019, the general account of the Company had a maximum guarantee for separate account liabilities of $124 and $104, respectively.

To compensate the general account for the risk taken, the separate account has paid risk charges as follows for the past five years:

Risk charges
2020	$4,050
2019	4,078
2018	4,142
2017	3,993
2016	3,776

As of December 31, 2020, 2019 and 2018, the general account of the Company had paid $300, $137 and $296, respectively, towards separate account guarantees.

The Company does not guarantee a return of the contract holders’ separate account. Information regarding the nonguaranteed separate accounts of the Company is as follows as of and for the years ended December 31:

	2020	2019	2018
Premiums, considerations or deposits for the years ended	$1,895	214	5,524

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

	2020	2019
Reserves for accounts with assets at:
Market value	$395,224	397,799
Amortized cost	1,709	2,321
Total reserves	$396,933	400,120
By withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$—	—
At book value without market value adjustment and with current surrender charge of 5% or more	—	—
At market value	396,779	399,974
At book value without market value adjustment and with current surrender charge of less than 5%	—	—
Subtotal	396,779	399,974
Not subject to discretionary withdrawal	154	146
Total reserves	$396,933	400,120

The following is a reconciliation of net transfers from separate accounts for the years ended December 31:

	2020	2019	2018
Transfers as reported in the summary of operations of the Separate Accounts Statement:
Transfers to separate accounts	$1,894	218	5,527
Transfers from separate accounts *	29,766	35,665	31,696
Net transfers from separate accounts before reconciling adjustments	(27,872)	(35,447)	(26,169)
Reconciling adjustments:
Processing income & policyholder charges	2	2	2
Seed money income	2	(4)	(3)
Other net	—	—	—
Net transfers from separate accounts	$(27,868)	(35,449)	(26,170)

*	Includes net transfer of existing reserves from or (to) separate accounts of $1,810, $1,577 and $(1,302) for the years ended December 31, 2020, 2019 and 2018, respectively.

(8)	Reserves for Future Policy Benefits

The reserves for future policy benefits are comprised of liabilities for life and annuity policies and contracts.

As discussed in Note 2, the Department has required the Company to adopt certain prescribed reserve methodologies that differ from those found in NAIC SSAP, specifically, the methodology used within the Company’s asset adequacy reserve calculation. The asset adequacy reserve, as determined by management, was in accordance with VM-21 for variable annuities, NAIC SSAP No. 51R Life Contracts, and Appendix A-820 Minimum Life and Annuity Reserve Standards and was considered sufficient by management. Management acknowledges that under A-822 (Asset Adequacy Analysis Requirements), the Company may establish an additional reserve (above the VM-21 aggregate reserve) if management determines that such a reserve is needed as a result of the asset adequacy analysis. No additional reserve was required, however, the Company was required by the Department to refine the methodology used to determine gross reserves, the reinsurance reserve credit, and associated reinsurance collateral for the variable annuities with living benefits, which resulted in recording an additional net asset adequacy reserve of $14,000 and was recorded as a direct charge to surplus as a special surplus fund at December 31, 2017. The Company’s capital and surplus was $35,072 prior to the recording of the additional net asset adequacy reserve and $21,072 after recording the additional net asset adequacy reserve.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

As discussed in Note 3, the Company has five main types of rider benefits offered with individual variable annuity contracts: GMDBs, GMIBs, GLWBs, GMABs, and GMWBs.

GMDB Riders

Certain variable annuity contracts include GMDB riders with the base contract and offer additional death and income benefits through riders that can be added to the base contract. These GMDB riders typically provide that, upon the death of the annuitant, the beneficiaries could receive an amount in excess of the contract value. The GMDB rider benefit could be equal to the premiums paid into the contract, the highest contract value as of a particular time, e.g., every contract anniversary, or the premiums paid into the contract times an annual interest factor. The Company assesses a charge for the GMDB riders and prices the base contracts to allow the Company to recover a charge for any built-in death benefits.

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. Additionally, a decline in the stock market causing the contract value to fall below the amount defined in each contract could result in additional claims.

The Company reinsures Premium Protection GMDB riders sold with GLWB riders issued from August 2012 through 2014 with an affiliate. As of 2015, the Company no longer reinsures any new riders issued.

GMIB Riders

Certain variable annuity contracts include GMIB riders with the base contract. These riders allow the policyholder to annuitize the contract after ten years and to receive a guaranteed minimum monthly income for life. The amount of the payout is based upon a guaranteed income base that is typically equal to the greater of the premiums paid increased by 5% annually (6% for riders sold before May 2009) or the highest contract value on any contract anniversary. In some instances, based upon the age of the annuitant, the terms of this rider may be less favorable for the contract purchaser. The amount of the monthly income is tied to annuitization tables that are built into the GMIB rider. In the event that the policyholder could receive a higher monthly income by annuitization based upon the Company’s current annuitization rates, the annuitant will automatically receive the higher monthly income. The Company continued to sell the GMIB rider in the state of New York until August 2012. The Company reinsures 100% of the GMIB riders issued with an affiliate.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation, if actual experience or other evidence suggests that earlier assumptions should be revised.

GLWB Riders

The Company began issuing the GLWB rider in August 2012. The GLWB rider allows the owner to take withdrawals from the contract at a guaranteed percentage of the GLWB base every year even if the contract value goes to zero. Such guaranteed withdrawals may start any time after the annuitant reaches age 59 1⁄2. The percentage withdrawal amount guaranteed increases if the annuitant attains a higher age band before the owner starts taking withdrawals. In some versions of GLWB riders sold in 2014 and later, there is a guaranteed minimum percentage withdrawal amount for the first fifteen years of the contract; if the policyholder’s account value goes to zero subsequent to the fifteen year guarantee period, the percentage withdrawal amount is then calculated per a specified formula based on the ten year treasury rate from the preceding ninety calendar days, with the calculated treasury linked rate subject to a specified cap and floor.

At policy inception, the GLWB base is set at the amount of the purchase payments, and it is increased by the amount of future purchase payments. It increases (roll-up) by up to 8% simple interest every year for the first ten years, as long as no withdrawal is made. If a withdrawal is made in any year during the first ten years, there is no roll-up at all for that year. If the contract value exceeds the GLWB base on any contract anniversary prior to the first contract anniversary after the annuitant reaches age 95, the GLWB base resets to the contract value and a new ten-year roll-up period begins.

In addition to the roll-up feature, some versions of the GLWB rider also provide for a top-off of the GLWB base at the end of the tenth contract year, subject to attained age restrictions where applicable if the owner has not made any withdrawals in the first ten years. The top-off is equal to 200% of the first-year purchase payments. Policyholders are eligible for only one top-off during the contractual term. A reset to the contract value does not start a new top-off period. A top-off will typically not occur if there is any reset in the first ten years.

The Company reinsures 100% of the GLWB riders issued through 2014, excluding the GLWB interest sensitive riders which the Company began issuing in 2014. As of 2015, the Company no longer reinsures any new riders issued.

GMAB Riders

Certain variable annuity contracts include a GMAB rider. On the eighth or tenth anniversary, depending on the version of the rider, the policyholder’s account value will increase to the amount of the initial deposit if the account value at that anniversary is less than the initial deposit. The Company reinsures 100% of the GMAB riders issued through 2014. As of 2015, the Company no longer reinsures any new riders issued.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

GMWB Riders

Certain variable annuity contracts include a GMWB rider, which is similar to the GMAB rider noted above, except the policyholder is allowed to make periodic withdrawals instead of waiting for the benefit in a lump sum at the end of the tenth year. The Company discontinued the sale of its GMWB rider in 2009 and reinsures 100% of the GMWB riders issued. The activity associated with GMWB riders is included with GMAB riders and labeled “GMAB.”

The following tables summarize the net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31 (note that most contracts contain multiple guarantees):

	2020
	Death benefits	Living benefits
	GMDB	GMIB	GLWB	GMAB
Return of net deposit
Net amount at risk [1]	$23	—	—	—

Return of net deposits accrued at a stated rate
Net amount at risk [1]	$—	—	—	—

Highest of return of net deposits accrued at a stated rate and return of highest anniversary value
Net amount at risk [1]	$—	—	—	—

Return of highest anniversary value
Net amount at risk [1]	$369	—	—	—

Total
Net amount at risk [1]	$392	—	—	—

[1]	Death benefit net amount at risk and living benefit net amount at risk are not additive at the contract level.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

	2019
	Death benefits	Living benefits
	GMDB	GMIB	GLWB	GMAB
Return of net deposit
Net amount at risk [1]	$35	—	—	—

Return of net deposits accrued at a stated rate
Net amount at risk [1]	$68	—	—	—

Highest of return of net deposits accrued at a stated rate and return of highest anniversary value
Net amount at risk [1]	$—	—	—	—

Return of highest anniversary value
Net amount at risk [1]	$—	—	—	—

Total
Net amount at risk [1]	$103	—	—	—

1	Death benefit net amount at risk and living benefit net amount at risk are not additive at the contract level.

For guarantees of benefits that are payable in the event of death (GMDB), the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the account balance as of the date of the statement of admitted assets, liabilities, and capital surplus.

For benefit guarantees that are payable at annuitization (GMIB), the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contract holder, determined in accordance with the terms of the contract and best estimate assumptions, where applicable, in excess of the account balance as of the date of the statement of admitted assets, liabilities, and capital surplus.

For benefit guarantees that are payable upon withdrawal (GLWB), the net amount at risk is generally defined as the present value of the current maximum guaranteed withdrawal available to or taken by the contract holder, determined in accordance with the terms of the contract and best estimate assumptions, where applicable, in excess of the account balance as of the date of the statement of admitted assets, liabilities, and capital surplus.

For accumulation guarantees (GMAB), the net amount at risk is generally defined as the guaranteed minimum accumulation balance in excess of the account balance as of the date of the statement of admitted assets, liabilities, and capital surplus.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

All separate account assets associated with these contracts are invested in shares of various mutual funds offered by the Company and its sub advisors. Some riders require that separate account funds be invested in asset allocation models, managed volatility models and/or have other investment restrictions.

The Company did not transfer assets from the general account to the separate account for any of its variable annuity contracts during 2020, 2019 or 2018.

The following table summarizes account balances of variable annuity contracts with guarantees that were invested in separate accounts as of December 31:

	2020	2019
Mutual funds:
Bond	$117,357	121,364
Equity	269,984	267,224
Money market	11,626	13,238
Total	$398,967	401,826

The reserves on guaranteed riders are held in the general accounts, and there are no guaranteed separate accounts.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

(9)	Annuity Reserves and Deposit Liabilities by Withdrawal Characteristics

Annuity reserves and deposit liabilities by withdrawal characteristics are shown below as of December 31, 2020:

Individual Annuities
		Separate
	General	account
	account	nonguaranteed	Total	% of Total
Subject to discretionary withdrawal:
With market value adjustment	$—	—	—	0.0%
At book value less surrender charge	105	—	105	0.0%
At fair value*	—	396,674	396,674	78.8%
Total with adjustment or at market value	105	396,674	396,779	78.8%
At book value without adjustment	15,644	—	15,644	3.1%
Not subject to discretionary withdrawal	90,670	155	90,825	18.1%
Total, gross	106,419	396,829	503,248	100.0%
Reinsurance ceded	85,616	—	85,616
Total, net	$20,803	396,829	417,632
Amount included above at book value less surrender charge that will move to book value without adjustment after statement date	$105	—	105

*	Includes $396,674 of individual variable deferred annuity held in the separate accounts that were surrenderable at market values less a surrender charge.

Deposit-Type Contracts
		Separate
	General	account
	account	nonguaranteed	Total	% of Total
Subject to discretionary withdrawal:
With market value adjustment	$—	—	—	0.0%
At book value less surrender charge	—	—	—	0.0%
At fair value*	—	—	—	0.0%
Total with adjustment or at market value	—	—	—	0.0%
At book value without adjustment	—	—	—	0.0%
Not subject to discretionary withdrawal	249	—	249	100.0%
Total, gross	249	—	249	100.0%
Reinsurance ceded	—	—	—
Total, net	$249	—	249

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The following is the reconciliation of annuity reserves and deposit liabilities as of December 31, 2020:

Life, accident and health Annual Statement:
Annuities (excluding supplementary contracts with life contingencies), net	$20,803
Deposit-type contracts	249
Subtotal	21,052
Separate Accounts Annual Statement:
Annuities, net	396,829
Total annuity reserves and deposit liabilities, net	$417,881

As of December 31, 2020, withdrawal characteristics of life actuarial reserves were as follows:

				Separate account - guaranteed
	General account			and non-guaranteed
	Account value	Cash value	Reserve	Account value	Cash value	Reserve
Subject to discretionary withdrawal, surrender
values or policy loans:
Term policies with cash value	$—	—	—	—	—	—
Universal life	77	77	77	—	—	—
Universal life with secondary guarantees	—	—	—	—	—	—
Indexed universal life with secondary guarantees	—	—	—	—	—	—
Other permanent cash value life insurance	497	497	497	—	—	—
Variable life	—	—	—	—	—	—
Variable universal life	—	—	1	104	104	105
Miscellaneous reserves	—	—	—	—	—	—
Not subject to discretionary withdrawal or no cash values
Term policies without cash value	XXX	XXX	145	XXX	XXX	—
Accidental death benefits	XXX	XXX	—	XXX	XXX	—
Disability - active lives	XXX	XXX	2	XXX	XXX	—
Disability - disabled lives	XXX	XXX	51	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	—	XXX	XXX	—
Total (gross)	574	574	773	104	104	105
Reinsurance ceded	574	574	772	—	—	—
Total (net)	$—	—	1	104	104	105

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The following is the reconciliation of life actuarial reserves as of December 31, 2020:

Life, accident and health Annual Statement:
Life insurance, net	$1
Separate Accounts Annual Statement:
Life insurance, net	105
Total life reserves, net	$106

Annuity reserves and deposit liabilities by withdrawal characteristics are shown below as of December 31, 2019:

Individual Annuities
		Separate
	General	account
	account	nonguaranteed	Total	% of Total
Subject to discretionary withdrawal:
With market value adjustment	$—	—	—	0.0%
At book value less surrender charge	1,226	—	1,226	0.3%
At fair value*	—	399,887	399,887	92.7%
Total with adjustment or at market value	1,226	399,887	401,113	93.0%
At book value without adjustment	15,914	—	15,914	3.7%
Not subject to discretionary withdrawal	14,102	146	14,248	3.3%
Total, gross	31,242	400,032	431,274	100.0%
Reinsurance ceded	11,387	—	11,387
Total, net	$19,855	400,032	419,887
Amount included above at book value less surrender charge that will move to book value without adjustment after statement date	$1,226	—	1,226

*	Includes $399,887 of individual variable deferred annuity held in the separate accounts that were surrenderable at market values less a surrender charge.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Deposit-Type Contracts
		Separate
	General	account
	account	nonguaranteed	Total	% of Total
Subject to discretionary withdrawal:
With market value adjustment	$—	—	—	0.0%
At book value less surrender charge	—	—	—	0.0%
At fair value*	—	—	—	0.0%
Total with adjustment or at market value	—	—	—	0.0%
At book value without adjustment	—	—	—	0.0%
Not subject to discretionary withdrawal	323	—	323	100.0%
Total, gross	323	—	323	100.0%
Reinsurance ceded	—	—	—
Total, net	$323	—	323

The following is the reconciliation of annuity reserves and deposit liabilities as of December 31, 2019:

Life, accident and health Annual Statement:
Annuities (excluding supplementary contracts with life contingencies), net	$19,855
Deposit-type contracts	323
Subtotal	20,178
Separate Accounts Annual Statement:
Annuities, net	400,032
Total annuity reserves and deposit liabilities, net	$420,210

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

As of December 31, 2019, withdrawal characteristics of life actuarial reserves were as follows:

				Separate account - guaranteed
	General account			and non-guaranteed
	Account value	Cash value	Reserve	Account value	Cash value	Reserve
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$—	—	—	—	—	—
Universal life	77	77	77	—	—	—
Universal life with secondary guarantees	—	—	—	—	—	—
Indexed universal life with secondary guarantees	—	—	—	—	—	—
Other permanent cash value life insurance	540	540	540	—	—	—
Variable life	—	—	—	—	—	—
Variable universal life	—	—	—	87	87	87
Miscellaneous reserves	—	—	—	—	—	—
Not subject to discretionary withdrawal or no cash values
Term policies without cash value	XXX	XXX	144	XXX	XXX	—
Accidental death benefits	XXX	XXX	—	XXX	XXX	—
Disability - active lives	XXX	XXX	2	XXX	XXX	—
Disability - disabled lives	XXX	XXX	54	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	—	XXX	XXX	—
Total (gross)	617	617	817	87	87	87
Reinsurance ceded	—	—	817	—	—	—
Total (net)	$617	617	—	87	87	87

The following is the reconciliation of life actuarial reserves as of December 31, 2019:

Life, accident and health Annual Statement:
Life insurance, net	$—
Separate Accounts Annual Statement:
Life insurance, net	87
Total life reserves, net	$87

(10)	Reinsurance

The Company routinely enters into reinsurance transactions with other insurance companies, third parties and affiliated companies in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth. This reinsurance involves either ceding certain risks to, or assuming risks from, other insurance companies. The Company’s statutory financial statements reflect the effects of assumed and ceded reinsurance transactions.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The Company manages its risks related to certain reinsurance agreements by monitoring the credit ratings of the reinsurer. Reinsurance with unauthorized reinsurers is secured by either letter of credit or assets held in trust for the benefit of the Company in accordance with the requirements in Appendix A-785 of the NAIC Statutory Accounting Practices and Procedures Manual. As of December 31, 2020 and 2019, a non-affiliated reinsurer held a letter of credit of $1,000. As of December 31, 2020 and 2019, ONLIC, an affiliated reinsurer, held assets in trust with an estimated fair value of $135,641 and $77,408, respectively.

Affiliate Reinsurance

For the Company’s annuity products, the Company reinsures the various living and death benefit riders, GMIB, GMAB and GMWB, through a 100% coinsurance agreement with ONLIC effective in July, 2007. In 2012, the Company began offering the GLWB and associated riders which are also reinsured with ONLIC through a 100% coinsurance agreement. In 2014, the Company introduced a new version of the GLWB rider, which is not reinsured with ONLIC. As of 2015, the Company is no longer ceding new business to ONLIC.

The Company assumed and ceded traditional life insurance. This assumed and ceded block of business is currently in runoff. Amounts in the accompanying statutory financial statements related to all ceded business are as follows for the years ended December 31:

	2020		2019		2018
	Affiliate	Non- affiliate	Affiliate	Non- affiliate	Affiliate	Non- affiliate
Statutory Statements of Income:
Premiums ceded	$2,985	759	3,000	755	3,077	851
Benefits incurred	203	532	128	832	39	745
Commission and expense allowances	—	30	—	25	—	26
Reserve adjustment on reinsurance	(1)	—	(1)	—	39	—

	2020		2019
	Affiliate	Non-affiliate	Affiliate	Non-affiliate
Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus:
Reserve for future policy benefits	$131,616	773	57,387	817
Modified coinsurance reserves	—	13	—	13
Amounts recoverable from reinsurance	—	201	—	547

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Net premiums earned are summarized as follows for the years ended December 31:

	2020	2019	2018
Direct premiums earned	$2,269	667	6,326
Reinsurance assumed	759	753	847
Reinsurance ceded	(3,744)	(3,755)	(3,928)
Net premiums earned	$(716)	(2,335)	3,245

(11)	Bank Line of Credit

In April 2016, ONFS obtained a $525,000 senior unsecured, syndicated credit facility. The credit facility was established for the purpose of issuing letters of credit and loans for general corporate purposes and matured in April 2021. In March 2017, ONFS increased this credit facility by $50,000 to $575,000. In March 2018, ONFS increased this credit facility by $325,000 to $900,000. The credit facility now matures in March 2023.

There was no interest or fees paid by the Company on these credit facilities in 2020, 2019 or 2018.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

(12)	Income Taxes

The Company provides for deferred tax assets in accordance with the NAIC issued guidance. The components of the net admitted deferred tax asset, including those certain deferred tax assets and deferred tax liabilities, recognized in the Company’s statutory statements of admitted assets, liabilities, and capital and surplus as of December 31 are as follows:

	Ordinary	Capital	Total
2020
Gross deferred tax assets	$4,784	—	4,784
Statutory valuation allowance adjustments	—	—	—
Adjusted gross deferred tax assets	4,784	—	4,784
Nonadmitted deferred tax assets	(3,237)	—	(3,237)
Admitted deferred tax assets	1,547	—	1,547
Deferred tax liabilities	(164)	(20)	(184)
Admitted deferred tax assets, net	$1,383	(20)	1,363
2019
Gross deferred tax assets	$4,012	—	4,012
Statutory valuation allowance adjustments	—	—	—
Adjusted gross deferred tax assets	4,012	—	4,012
Nonadmitted deferred tax assets	(3,037)	—	(3,037)
Admitted deferred tax assets	975	—	975
Deferred tax liabilities	(109)	(18)	(127)
Admitted deferred tax assets, net	$866	(18)	848
Change
Gross deferred tax assets	$772	—	772
Statutory valuation allowance adjustments	—	—	—
Adjusted gross deferred tax assets	772	—	772
Nonadmitted deferred tax assets	(200)	—	(200)
Admitted deferred tax assets	572	—	572
Deferred tax liabilities	(55)	(2)	(57)
Admitted deferred tax assets, net	$517	(2)	515

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The amount of gross deferred tax assets admitted under each component and the resulting increased amount by tax character as of December 31 are as follows:

	Ordinary	Capital	Total
2020
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	—	—
Adjusted gross deferred tax assets expected to be realized after application of the threshold limitations:
(1) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	N/A	N/A	1,363
(2) Adjusted gross deferred tax assets allowed per limitation threshold	N/A	N/A	4,351
Lesser of (1) or (2)	1,363	—	1,363
Deferred tax liabilities	164	20	184

Admitted deferred tax assets as the result of application of SSAP No. 101	$1,527	20	1,547
2019
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	—	—
Adjusted gross deferred tax assets expected to be realized after application of the threshold limitations:
(1) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	N/A	N/A	848
(2) Adjusted gross deferred tax assets allowed per limitation threshold	N/A	N/A	3,914
Lesser of (1) or (2)	848	—	848
Deferred tax liabilities	109	18	127

Admitted deferred tax assets as the result of application of SSAP No. 101	$957	18	975
Change
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	—	—
Adjusted gross deferred tax assets expected to be realized after application of the threshold limitations:
(1) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	N/A	N/A	515
(2) Adjusted gross deferred tax assets allowed per limitation threshold	N/A	N/A	437
Lesser of (1) or (2)	515	—	515
Deferred tax liabilities	55	2	57

Admitted deferred tax assets	$570	2	572

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The ratios used for threshold limitation (for SSAP 101 Paragraph 11b) as of December 31 are as follows:

	2020	2019	Change
Ratio percentage used to determine the recovery period and threshold limitation amount in above adjusted gross deferred tax assets	3,081.59%	4,077.44%	(995.85%)

Amount of adjusted capital and surplus used to determine the recovery period threshold limitation amount in above adjusted gross deferred tax assets	$29,408	26,468	2,940

There was no impact of tax-planning strategies as a percentage of adjusted gross and net admitted deferred tax assets as of December 31, 2020 and 2019.

The Company’s tax planning strategies do not include the use of reinsurance tax planning strategies.

There are no temporary differences for which deferred tax liabilities are not recognized.

The provisions for current tax expenses on earnings for years ended December 31 are as follows:

	2020	2019	2018
Current year federal tax expense - ordinary income	$1,214	291	496
Current year foreign tax expense - ordinary income	—	—	—
Subtotal	1,214	291	496
Current year tax expense - net realized capital (loss) gain	38	(9)	4
Utilization of capital loss carry forwards	—	—	—
Other	—	—	—
Federal and foreign income taxes incurred	$1,252	282	500

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The tax effects of temporary differences that give rise to significant components of the net deferred tax asset as of December 31 are as follows:

Deferred tax assets:	2020	2019	2018	Change from 2019	Change from 2018
Ordinary:
Policyholder reserves	$3,446	2,996	3,000	450	(4)
Deferred acquisition costs	174	233	304	(59)	(71)
Receivables nonadmitted	2	2	2	—	—
Tax credit carryforward	954	549	671	405	(122)
Policyholder reserves - tax reform transition	166	199	232	(33)	(33)
Other	42	33	25	9	8
Ordinary deferred tax assets	4,784	4,012	4,234	772	(222)
Statutory valuation allowance adjustment	—	—	—	—	—
Nonadmitted ordinary deferred tax assets	(3,237)	(3,037)	(3,018)	(200)	(19)
Admitted ordinary deferred tax assets	1,547	975	1,216	572	(241)
Capital:
Net capital loss carryforward	—	—	—	—	—
Statutory valuation allowance adjustment	—	—	—	—	—
Nonadmitted capital deferred tax assets	—	—	—	—	—
Admitted capital deferred tax assets	—	—	—	—	—
Admitted deferred tax assets	1,547	975	1,216	572	(241)

Deferred tax liabilities:
Ordinary:
Section 807(f) reserves	164	109	211	55	(102)
Ordinary deferred tax liabilities	164	109	211	55	(102)
Capital:
Investments	20	18	15	2	3
Capital deferred tax liabilities	20	18	15	2	3
Deferred tax liabilities	184	127	226	57	(99)
Admitted deferred tax assets, net	$1,363	848	990	515	(142)

There was no statutory valuation allowance adjustment to gross deferred tax assets or net change in the total valuation allowance adjustments as of, and for the periods ended, December 31, 2020 and 2019.

The realization of the deferred tax asset is dependent upon the Company's ability to generate sufficient taxable income in future periods. Based on historical results and the prospects for future operations, management anticipates that it is more likely than not that future taxable income will be sufficient for the realization of the remaining deferred tax assets.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The change in the net deferred income taxes of December 31 is comprised of the following:

	2020	2019	2018	Change from 2019	Change from 2018
Total deferred tax assets	$4,784	4,012	4,234	772	(222)
Total deferred tax liabilities	(184)	(127)	(226)	(57)	99
Net deferred tax assets	4,600	3,885	4,008	715	(123)
Statutory valuation allowance adjustment	—	—	—	—	—
Net deferred tax assets	4,600	3,885	4,008	715	(123)
Tax effect of unrealized gains	—	—	—	—	—
Statutory valuation allowance adjustment allocated to unrealized	—	—	—	—	—
Change in net deferred income taxes	$4,600	3,885	4,008	715	(123)

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant tax effects causing this difference for the years ended December 31 are as follows:

	2020	2019	2018
Income before taxes	$907	1,025	538
Dividends received deduction	(127)	(172)	(124)
Tax credits	(134)	(283)	(68)
Transfer pricing	(17)	(111)	(45)
Tax exempt interest	(4)	(4)	—
IMR	15	(13)	—
Other	(103)	(37)	(3)
Total statutory taxes	$537	405	298

Provision for federal income taxes	$1,214	291	496
Tax on capital (loss) gain	38	(9)	4
Change in net deferred income tax	(715)	123	(202)
Total statutory taxes	$537	405	298

The Company’s policy for recording penalties associated with audits, claims, and adjustments is to record such amount as a component of income taxes.

Total federal income taxes payment (including tax on capital gains) was $191 and $696 during the years ended December 31, 2020 and 2019, respectively.

As of December 31, 2020, there are no net operating loss or capital loss carryforwards available for tax purposes. As of December 31, 2020, the Company has tax credit carryforwards of $954 expiring in years 2020 through 2030. As of December 31, 2019, the Company had tax credit carryforwards of $549 expiring in years 2023 through 2028. As of December 31, 2018, the Company had tax credit carryforwards of $671 expiring in years 2019 through 2028.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

There are no federal income taxes incurred that are available for recoupment in the event of future net losses.

The Company has no tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of reporting.

There are no aggregate federal income tax deposits under Internal Revenue Code Section 6603, and none are recorded as admitted assets.

The Company’s federal income tax return is consolidated with the other life insurance companies; its direct parent, ONLIC, and affiliates Ohio National Life Assurance Corporation (“ONLAC”), Montgomery Re, Inc. (“MONT”), Kenwood Re, Inc. (“KENW”), Sunrise Captive Re, LLC (“SUNR”), Sycamore Re, Ltd (“SYRE”), and Camargo Re Captive, Inc. (“CMGO”), and then with its common parent, ONMH.

The Company is not under current examination with the Internal Revenue Service. The statute of limitations remains open for tax years 2017, 2018 and 2019 for the consolidated tax group.

The allocation of taxes between members of the federal consolidated income tax return is subject to written agreement approved by the Board of Directors. Allocations are based on separate company calculations with current credit for losses. Intercompany tax balances are settled quarterly.

(13)	Capital and Surplus, Dividend Restrictions and Regulatory RBC

Capital and Surplus

The Company has 10,000 shares ($250 par value) authorized, issued and outstanding of Class A common stock as of December 31, 2020 and 2019. The Company has no preferred stock issued or outstanding.

The Company did not receive a capital contribution from its parent, ONLIC during 2020, 2019 or 2018.

Regulatory RBC

The NAIC has established RBC requirements to assist regulators in monitoring the financial strength and stability of life insurers and provides for an insurance commissioner to intervene if the insurer experiences financial difficulty. The RBC requirements instruct every life insurer to calculate its total adjusted capital and RBC position. The formula includes components for asset risk, liability risk, interest rate exposure, and other factors. Under the NAIC requirements, each insurer must maintain its total adjusted capital and surplus above a calculated minimum threshold or take corrective measures to achieve that threshold. Based upon the December 31, 2020 and 2019 statutory financial statements, the Company exceeded all required RBC levels.

Dividend Restrictions

The payment of dividends by the Company to ONLIC is limited by New York insurance laws. The maximum ordinary dividend that may be paid without prior approval of the Superintendent of Financial Services is limited to the lesser of 10% of the Company’s statutory surplus (defined by New York Insurance Law, Section 4207a as page 3, line 37 of the Annual Statement) as of the immediate preceding calendar year or the Company’s net gain from operations for the immediately preceding calendar year, not including realized capital gains. Therefore, dividends of approximately $3,000 may be paid by the Company to ONLIC in 2021 without prior approval. No dividends were declared or paid by the Company in 2020 or 2019.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

(14)	Contingencies

The Company and all other solvent life insurance companies are periodically assessed by certain state guaranty funds to cover losses to policyholders of insolvent or rehabilitated companies. Some of these assessments are partially recoverable through a reduction in future premium taxes in some states. In addition, the Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industry in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings as well as state guaranty fund assessments are not likely to have a material adverse effect on the Company’s financial condition or results of operations.

The Company, along with its affiliates, has been named in a lawsuit stemming from the strategic changes announced in September 2018, specifically the termination of certain variable annuity selling agreements with broker dealers related to the annuity business. The core issue is a disputed interpretation of certain language in Ohio National Life’s contracts with the broker dealers who sold Ohio National’s annuities. The Company expects to continue to vigorously defend itself against these allegations. However, litigation is inherently uncertain, and the outcome thereof cannot be predicted. Accordingly, it is possible that the ultimate outcome in one or more of the proceedings may be material to the Company’s results of operations for a particular period depending upon, among other factors, the size of the loss and the level of the Company’s results of operations for the period.

(15)	Related-Party Transactions

NSLAC has an administrative service agreement with ONLIC, an investment management agreement with Ohio National Investments, Inc. (“ONII”), an affiliate, and an underwriting agreement with Ohio National Equities, Inc. (“ONEQ”), an affiliate. The amounts that NSLAC owed to ONLIC, ONII and ONEQ as recorded in the statutory statements of admitted assets, liabilities, and capital and surplus as of December 31 were as follows:

	2020	2019	2018
ONLIC	$92	347	430
ONEQ	18	18	14
ONII	4	4	4
Total service charges owed	$114	369	448

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Charges for all services from ONLIC, ONII and ONEQ for the years are as follows:

	2020	2019	2018
ONLIC	$349	383	469
ONEQ	196	17	306
ONII	17	213	19
Total service charges incurred	$562	613	794

(16)	Accounting Changes and Corrections of Errors

The Company’s December 31, 2020 statutory financial statements reflect a change in valuation basis for annuity reserves and other deposit funds associated with the adoption of VM-21. The change is effective for all policies in-force. The impact of the change relating to reserves as of December 31, 2019 and prior was $366 and is reflected as a decrease to Unassigned surplus, as a Change in reserve basis, and an increase to Life and annuity policies and contract reserves. The cumulative prior period surplus impact of this change is shown as a direct adjustment to surplus within the statutory statements of changes in capital and surplus in accordance with SSAP No. 3R, Accounting Changes and Corrections of Errors.

Schedule I

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Summary of Investments – Other Than Investments in Related Parties

December 31, 2020

(Dollars in thousands)

Column A	Column B	Column C	Column D
			Amount at
			which shown
		Market	in the
Type of investment	Cost	value	Balance Sheet
Fixed maturity available-for-sale securities:
Bonds:
U.S. Treasury securities and obligations of
U.S. government	$1,910	1,948	1,910
Obligations of states and political subdivisions	3,281	3,469	3,281
Corporate securities	42,049	46,753	42,049
Asset-backed securities	3,789	4,160	3,789
Mortgage-backed securities	5,977	6,215	5,977
Total fixed maturity available-for-sale securities	57,006	62,545	57,006
Fixed maturity trading securities:
Bonds:
Corporate securities	125	128	125
Total fixed maturity trading securities	125	128	125
Cash and cash equivalents	4,289		4,289
Total investments	$61,420		61,420

[1]	See Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus

See accompanying report of independent registered public accounting firm.

Schedule III

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Supplementary Insurance Information

Years ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
	Deferred	Future policy		Other policy
	policy	benefits, losses,		claims and
	acquisition	claims, and	Unearned	benefits	Premium
Year segment	costs[1]	loss expenses	premiums	payable	revenue
2020 total	$—	35,053	—	—	(716)
2019 total	—	34,178	—	—	(2,335)
2018 total	—	39,919	—	—	3,245

Column A	Column G	Column H	Column I	Column J	Column K
		Benefits,	Amortization
		claims, losses	of deferred
	Net	and	policy	Other
	investment	settlement	acquisition	operating	Premiums
Year segment	income	expenses	costs[1]	expenses	written[2]
2020 total	$2,084	32,280	—	3,046
2019 total	1,973	37,815	—	3,323
2018 total	2,193	36,302	—	4,256

[1]	Acquisition costs are not capitalized under statutory accounting.
[2]	Not applicable for life insurance companies.

See accompanying report of independent registered public accounting firm.

Schedule IV

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Reinsurance

Years ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed
	amount	companies	companies	amount	to net
2020:
Life insurance in force	$175	31,320	31,320	175	—%
Premiums:
Life insurance	—	759	759	—	—%
2019:
Life insurance in force	$175	36,982	36,982	175	—%
Premiums:
Life insurance	—	759	759	—	—%
2018:
Life insurance in force	$175	31,320	31,320	175	—%
Premiums:
Life insurance	—	851	851	—	—%

See accompanying report of independent registered public accounting firm.